AST GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.8%
Asset-Backed Securities — 4.8%
Canada — 0.1%
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	2,913	$2,904,674
Cayman Islands — 2.5%
AGL CLO Ltd.,
Series 2020-03A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.541%(c)	01/15/33	1,600	1,604,066
Atlas Senior Loan Fund,
Series 2019-14A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.654%(c)	07/20/32	5,400	5,394,329
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.018%(c)	07/25/30	4,600	4,594,845
Black Diamond CLO Ltd.,
Series 2016-01A, Class A2AR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.965%(c)	04/26/31	1,250	1,248,633
CarVal CLO Ltd.,
Series 2019-01A, Class ANR, 144A
0.000%(cc)	04/20/32	4,000	4,003,864
Catamaran CLO Ltd.,
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.063%(c)	01/27/28	2,640	2,639,241
CIFC Funding Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.223%(c)	04/18/31	3,000	2,995,838
Columbia Cent CLO Ltd.,
Series 2020-29A, Class A1N, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.924%(c)	07/20/31	3,000	3,021,711
Crown City CLO,
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 2.550% (Cap N/A, Floor 2.550%)
2.774%(c)	07/20/30	1,200	1,206,003
Cutwater Ltd.,
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.491%(c)	07/15/26	1,127	1,127,473
Elmwood CLO Ltd.,
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.481%(c)	04/15/33	4,000	4,017,010
Greywolf CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.630% (Cap N/A, Floor 0.000%)
1.845%(c)	04/26/31	1,380	1,378,329
Halsey Point CLO Ltd.,
Series 2019-01A, Class A1A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.574%(c)	01/20/33	5,000	5,013,601
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Series 2020-03A, Class A1A, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.629%(c)	11/30/32	12,000	$12,050,958
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.363%(c)	10/19/28	4,718	4,719,114
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.284%(c)	04/21/31	5,000	4,992,768
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.368%(c)	04/25/30	2,150	2,148,437
Madison Park Funding Ltd.,
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.991%(c)	04/15/29	5,550	5,547,004
Magnetite Ltd.,
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.023%(c)	01/18/28	3,370	3,372,208
Marble Point CLO Ltd.,
Series 2020-03A, Class D, 144A, 3 Month LIBOR + 3.900% (Cap N/A, Floor 3.900%)
3.921%(c)	01/19/34	1,250	1,255,415
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.594%(c)	04/14/33	1,400	1,406,910
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.691%(c)	10/15/32	3,000	2,999,245
OCP CLO Ltd.,
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.041%(c)	07/15/27	444	443,796
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.035%(c)	10/26/27	655	653,621
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.261%(c)	04/15/31	4,210	4,207,899
Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)
1.293%(c)	01/17/31	1,771	1,771,210
Parallel Ltd.,
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.624%(c)	07/20/31	2,500	2,511,824
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29	3,150	3,142,389
A1

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.368%(c)	01/23/29	1,100	$1,100,296
Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.395%(c)	10/26/31	2,000	2,000,831
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.594%(c)	01/20/32	1,900	1,907,019
THL Credit Wind River CLO Ltd.,
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	01/15/31	2,106	2,104,369
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.632%(c)	11/20/30	1,500	1,477,137
Tryon Park CLO Ltd.,
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
1.131%(c)	04/15/29	1,550	1,550,349
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	04/15/33	2,675	2,680,015
WhiteHorse Ltd.,
Series 2014-09A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
1.383%(c)	07/17/26	30	29,968
			102,317,725
United States — 2.2%
Affirm Asset Securitization Trust,
Series 2021-A, Class A, 144A
0.880%	08/15/25	770	770,609
American Credit Acceptance Receivables Trust,
Series 2019-04, Class A, 144A
2.180%	02/13/23	41	41,276
Series 2019-04, Class B, 144A
2.430%	10/12/23	3,735	3,748,605
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	1,470	1,515,018
Series 2021-01, Class A2
0.280%	06/18/24	2,915	2,914,673
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.705%)
0.814%(c)	01/25/36	2,200	2,191,956
ARI Fleet Lease Trust,
Series 2018-A, Class A3, 144A
2.840%	10/15/26	11,309	11,407,802
Countrywide Asset-Backed Certificates,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.309%(c)	06/25/47	740	687,995
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.339%(c)	05/25/37	800	$759,064
CPS Auto Trust,
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	720,976
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	2,675	2,671,907
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.388%(cc)	12/25/35	386	388,753
DT Auto Owner Trust,
Series 2019-04A, Class A, 144A
2.170%	05/15/23	738	739,822
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.309%(c)	12/27/66	2,450	2,482,794
Exeter Automobile Receivables Trust,
Series 2017-01A, Class D, 144A
6.200%	11/15/23	3,225	3,303,446
Series 2018-03A, Class D, 144A
4.350%	06/17/24	1,800	1,864,863
Series 2021-01A, Class B
0.500%	02/18/25	3,425	3,422,483
First Investors Auto Owner Trust,
Series 2019-02A, Class A, 144A
2.210%	09/16/24	2,246	2,267,057
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25	5,641	5,647,521
HPEFS Equipment Trust,
Series 2019-01A, Class A2, 144A
2.190%	09/20/29	122	122,506
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	694	698,665
Invitation Homes Trust,
Series 2018-SFR04, Class E, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 2.000%)
2.058%(c)	01/17/38	2,056	2,055,886
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.701%(c)	03/25/37	777	791,645
Marlette Funding Trust,
Series 2018-04A, Class A, 144A
3.710%	12/15/28	22	22,148
Series 2019-03A, Class A, 144A
2.690%	09/17/29	1,610	1,618,294
Series 2019-04A, Class A, 144A
2.390%	12/17/29	1,737	1,750,329
Series 2020-01A, Class A, 144A
2.240%	03/15/30	628	630,734
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
2.947%(cc)	07/25/59	489	507,970

A2

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.159%(c)	12/27/66	895	$906,441
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31	8,402	8,476,261
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.294%(c)	12/15/32	1,777	1,705,015
SoFi Consumer Loan Program Trust,
Series 2016-01, Class A, 144A
3.260%	08/25/25	1,391	1,393,357
Series 2017-01, Class B, 144A
4.730%(cc)	01/26/26	1,254	1,263,564
Series 2018-01, Class B, 144A
3.650%	02/25/27	769	782,163
Series 2019-01, Class A, 144A
3.240%	02/25/28	271	272,159
Series 2019-04, Class A, 144A
2.450%	08/25/28	2,469	2,490,572
Series 2020-01, Class A, 144A
2.020%	01/25/29	1,764	1,780,710
Soundview Home Loan Trust,
Series 2007-NS01, Class A3, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.309%(c)	01/25/37	689	678,683
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.309%(c)	06/25/37	1,151	946,968
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.264%(c)	09/25/36	658	514,868
Upstart Securitization Trust,
Series 2019-02, Class A, 144A
2.897%	09/20/29	5,753	5,780,553
Westlake Automobile Receivables Trust,
Series 2019-03A, Class A2, 144A
2.150%	02/15/23	2,502	2,511,959
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	2,990	2,994,529
			88,242,599

Total Asset-Backed Securities (cost $191,859,519)			193,464,998
Commercial Mortgage-Backed Securities — 0.6%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.649%(cc)	02/10/36	1,160	1,196,845
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.106%(c)	06/15/35	1,765	1,763,370
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
BANK,
Series 2018-BN10, Class D, 144A
2.600%	02/15/61	200	$171,265
Series 2019-BN19, Class D, 144A
3.000%	08/15/61	200	183,676
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class D, 144A
3.494%(cc)	02/15/50	200	171,627
Benchmark Mortgage Trust,
Series 2018-B06, Class D, 144A
3.118%(cc)	10/10/51	750	703,888
Series 2019-B13, Class D, 144A
2.500%	08/15/57	900	760,842
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.356%(c)	07/15/35	2,010	2,008,796
BHP Trust,
Series 2019-BXHP, Class C, 144A, 1 Month LIBOR + 1.522% (Cap N/A, Floor 1.522%)
1.628%(c)	08/15/36	777	776,766
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)
1.194%(c)	09/15/37	1,615	1,566,784
Cantor Commercial Real Estate Lending,
Series 2019-CF2, Class E, 144A
2.500%	11/15/52	500	386,818
Citigroup Commercial Mortgage Trust,
Series 2017-P07, Class D, 144A
3.250%	04/14/50	300	254,621
Commercial Mortgage Trust,
Series 2013-CR06, Class D, 144A
4.090%(cc)	03/10/46	1,120	987,787
Series 2013-CR10, Class D, 144A
4.790%(cc)	08/10/46	1,185	1,184,790
Series 2013-LC06, Class D, 144A
4.305%(cc)	01/10/46	2,330	2,242,552
Series 2017-COR2, Class D, 144A
3.000%	09/10/50	350	314,232
Series 2019-GC44, Class D, 144A
2.500%	08/15/57	800	681,988
CSAIL Commercial Mortgage Trust,
Series 2018-C14, Class D, 144A
4.890%(cc)	11/15/51	300	302,235
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 144A, 1 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
1.140%(c)	12/19/30	2,705	2,702,768
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class D, 144A
3.230%(cc)	06/10/50	600	545,589
GS Mortgage Securities Trust,
Series 2013-G01, Class A1, 144A
2.059%	04/10/31	129	129,917

A3

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2019-SMP, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.056%(c)	08/15/32		760	$741,316
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class E, 144A
5.135%(cc)	06/15/45		407	171,152
Morgan Stanley Capital I Trust,
Series 2015-XLF02, Class SNMD, 144A, 1 Month LIBOR + 1.735% (Cap N/A, Floor 1.733%)
1.841%(c)	11/15/26		1,450	358,875
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.576%(c)	11/15/27		1,085	797,268
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60		550	469,760
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47		652	576,138

Total Commercial Mortgage-Backed Securities (cost $23,107,419)				22,151,665
Corporate Bonds — 29.8%
Argentina — 0.0%
MercadoLibre, Inc.,
Gtd. Notes
2.375%	01/14/26		200	198,453
Australia — 0.5%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A
4.400%	05/19/26(a)		600	672,141
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30		1,500	1,548,761
Sub. Notes, EMTN
1.125%(ff)	11/21/29	EUR	1,955	2,342,299
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR	1,654	1,953,780
3.000%	05/03/22	EUR	509	619,413
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34		2,050	2,118,208
Glencore Finance Europe Ltd.,
Gtd. Notes, EMTN
3.125%	03/26/26	GBP	1,575	2,314,730
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23		1,150	1,228,647
4.125%	03/12/24		1,175	1,272,056
4.625%	04/29/24		1,350	1,488,635
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36		1,425	1,364,198
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Australia (cont’d.)
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27		700	$686,726
3.763%(ff)	11/28/28		600	655,876
Origin Energy Finance Ltd.,
Sr. Unsec’d. Notes, EMTN
1.000%	09/17/29	EUR	700	818,389
				19,083,859
Austria — 0.1%
Erste Group Bank AG,
Jr. Sub. Notes
6.500%(ff)	04/15/24(oo)	EUR	1,000	1,317,822
JAB Holdings BV,
Gtd. Notes
1.000%	12/20/27	EUR	1,100	1,327,738
3.375%	04/17/35	EUR	1,800	2,626,625
				5,272,185
Belgium — 0.4%
Ageas SA,
Sub. Notes
1.875%(ff)	11/24/51	EUR	1,500	1,741,360
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.650%	02/01/26		150	164,852
4.900%	02/01/46		1,300	1,545,015
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN
1.125%	07/01/27	EUR	1,051	1,302,056
2.000%	03/17/28	EUR	392	514,563
2.750%	03/17/36	EUR	560	793,311
3.700%	04/02/40	EUR	2,100	3,338,976
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.600%	04/15/48		1,150	1,318,464
4.750%	01/23/29		100	116,848
5.550%	01/23/49		2,275	2,933,859
Solvay SA,
Jr. Sub. Notes
2.500%(ff)	12/02/25(oo)	EUR	1,500	1,800,737
				15,570,041
Bermuda — 0.1%
Bacardi Ltd.,
Gtd. Notes
2.750%	07/03/23	EUR	700	864,684
Gtd. Notes, 144A
4.700%	05/15/28		1,300	1,487,872
				2,352,556
Brazil — 0.2%
Banco do Brasil Cayman,
Jr. Sub. Notes
6.250%(ff)	04/15/24(oo)		410	402,868

A4

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Brazil (cont’d.)
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/31/30		1,180	$1,186,427
BRF GmbH,
Gtd. Notes
4.350%	09/29/26		772	790,950
BRF SA,
Sr. Unsec’d. Notes
4.875%	01/24/30		1,685	1,719,314
Embraer Netherlands Finance BV,
Gtd. Notes
5.400%	02/01/27		951	990,790
6.950%	01/17/28		703	773,638
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30		455	459,185
Klabin Austria GmbH,
Gtd. Notes, 144A
3.200%	01/12/31		506	480,715
OEC Finance Ltd.,
Gtd. Notes, 144A, Cash coupon 7.125% or PIK N/A
7.125%	12/26/46		1,001	161,167
Petrobras Global Finance BV,
Gtd. Notes
8.750%	05/23/26		900	1,125,730
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31(a)		391	403,212
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26		100	118,727
				8,612,723
Canada — 0.8%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	02/15/29(a)		2,794	2,717,172
Canadian Imperial Bank of Commerce,
Covered Bonds
0.000%	07/25/22	EUR	3,427	4,044,699
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
5.375%	07/15/25(a)		422	474,885
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	12/15/26(a)		1,540	1,620,746
Husky Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	04/15/29		2,759	2,947,749
Methanex Corp.,
Sr. Unsec’d. Notes
5.250%	12/15/29		1,175	1,212,353
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	9,573	11,595,192
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada (cont’d.)
Gtd. Notes, 144A
1.250%	09/27/30		7,220	$6,666,882
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25(a)		1,500	1,601,812
				32,881,490
Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd.,
Gtd. Notes, 144A
8.884%(s)	09/10/58		1,224	30,920
Chile — 0.1%
Colbun SA,
Sr. Unsec’d. Notes, 144A
3.150%	03/06/30		200	204,628
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30		900	934,523
3.700%	01/30/50		300	302,551
3.750%	01/15/31		537	580,479
Empresa Electrica Cochrane SpA,
Sr. Sec’d. Notes
5.500%	05/14/27		623	652,522
Inversiones CMPC SA,
Gtd. Notes
3.850%	01/13/30		440	468,575
Gtd. Notes, 144A
3.850%	01/13/30		1,766	1,880,688
				5,023,966
China — 1.2%
Agricultural Development Bank of China,
Unsec’d. Notes, Series 2004
2.960%	04/17/30	CNH	154,000	22,261,386
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
2.125%	02/09/31(a)		2,075	1,971,379
4.000%	12/06/37		392	422,554
Baidu, Inc.,
Sr. Unsec’d. Notes
3.075%	04/07/25(a)		877	924,750
China Cinda Finance 2017 I Ltd.,
Gtd. Notes, EMTN
4.100%	03/09/24		800	863,935
China Development Bank,
Unsec’d. Notes, Series 2012
3.340%	07/14/25	CNH	37,560	5,717,702
China SCE Group Holdings Ltd.,
Sr. Sec’d. Notes
5.950%	09/29/24		200	198,157
Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes
3.300%	01/12/31		260	246,074
Fantasia Holdings Group Co. Ltd.,
Sr. Sec’d. Notes
10.875%	03/02/24		200	185,972

A5

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
China (cont’d.)
Huarong Finance 2019 Co. Ltd.,
Gtd. Notes, EMTN
3.375%	02/24/30		200	$194,350
3.875%	11/13/29		800	810,169
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.000%	11/19/25		200	219,978
5.500%	01/16/25		2,400	2,643,863
Kaisa Group Holdings Ltd.,
Sr. Sec’d. Notes
11.250%	04/16/25		200	196,491
Meituan,
Sr. Unsec’d. Notes, 144A
3.050%	10/28/30		200	194,956
Prosus NV,
Sr. Unsec’d. Notes
3.680%	01/21/30		640	661,490
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		2,839	2,934,328
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50		200	182,478
Sr. Unsec’d. Notes, EMTN
4.027%	08/03/50		200	182,478
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
3.250%	09/13/27		1,300	1,391,486
Sinopec Group Overseas Development 2018 Ltd.,
Gtd. Notes, 144A
2.150%	05/13/25		1,693	1,725,942
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, EMTN
4.250%	05/02/28		1,000	1,122,013
Weibo Corp.,
Sr. Unsec’d. Notes
3.375%	07/08/30		1,841	1,823,792
Yuzhou Group Holdings Co. Ltd.,
Sr. Unsec’d. Notes
5.375%(ff)	09/29/22(oo)		220	191,400
				47,267,123
Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
6.875%	04/29/30		400	485,838
Denmark — 0.2%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25		2,073	2,206,788
5.375%	01/12/24		1,570	1,750,531
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	01/14/28	GBP	3,200	4,510,502
Sub. Notes, EMTN
1.375%(ff)	02/12/30	EUR	1,050	1,251,592
				9,719,413
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France — 2.4%
Adevinta ASA,
Sr. Sec’d. Notes, 144A
2.625%	11/15/25	EUR	175	$211,123
3.000%	11/15/27	EUR	150	181,956
Airbus SE,
Sr. Unsec’d. Notes
2.000%	04/07/28	EUR	950	1,235,292
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	3,585	4,853,462
2.375%	06/09/40	EUR	1,700	2,257,345
Altice France SA,
Sr. Sec’d. Notes
3.375%	01/15/28	EUR	600	686,848
AXA SA,
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	2,185	2,844,599
BNP Paribas SA,
Jr. Sub. Notes
6.750%(ff)	03/14/22(oo)		2,690	2,796,810
Sr. Unsec’d. Notes
0.500%(ff)	09/01/28	EUR	1,600	1,870,818
1.875%	12/14/27	GBP	2,100	2,943,524
3.375%	01/09/25(a)		1,900	2,039,409
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		950	929,969
2.219%(ff)	06/09/26		1,000	1,025,252
3.375%	01/09/25(a)		2,250	2,415,089
4.400%	08/14/28		700	794,181
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22(a)		3,445	3,540,654
3.052%(ff)	01/13/31		1,100	1,125,847
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	02/19/28	EUR	3,000	3,524,474
2.125%(ff)	01/23/27	EUR	2,800	3,567,691
Sub. Notes, 144A
2.824%	01/26/41		1,675	1,509,979
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33		1,900	2,060,575
Sub. Notes, EMTN
2.625%(ff)	10/14/27	EUR	250	303,921
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		5,335	5,321,730
4.000%	09/12/23		4,990	5,383,596
Sub. Notes, 144A
5.150%	07/21/24		852	954,874
Sub. Notes, 144A, MTN
4.500%	03/15/25		920	1,011,604
4.625%	07/11/24		295	325,871
5.700%	10/22/23		567	633,297
CNP Assurances,
Sub. Notes
0.375%	03/08/28	EUR	1,000	1,150,026
4.500%(ff)	06/10/47	EUR	2,100	2,956,881
Sub. Notes, EMTN
2.500%(ff)	06/30/51	EUR	300	374,656

A6

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
Credit Agricole Assurances SA,
Sub. Notes
4.250%(ff)	01/13/25(oo)	EUR	1,200	$1,567,889
4.750%(ff)	09/27/48	EUR	1,000	1,434,070
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27		1,900	1,857,574
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		750	760,758
Electricite de France SA,
Jr. Sub. Notes
2.875%(ff)	12/15/26(oo)	EUR	2,000	2,440,753
Sr. Unsec’d. Notes, 144A
4.500%	09/21/28		2,850	3,247,999
La Mondiale SAM,
Sub. Notes
0.750%	04/20/26	EUR	1,000	1,188,013
2.125%	06/23/31	EUR	1,000	1,223,479
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	1,000	1,302,026
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	5,375	6,625,799
Rexel SA,
Sr. Unsec’d. Notes
2.125%	06/15/25	EUR	572	676,037
Societe Generale SA,
Jr. Sub. Notes
7.375%(ff)	09/13/21(oo)		866	885,349
Sr. Unsec’d. Notes
0.875%(ff)	09/22/28	EUR	700	835,921
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		2,175	2,133,580
Sr. Unsec’d. Notes, EMTN
1.750%	03/22/29	EUR	3,100	3,908,401
Sub. Notes, 144A
4.250%	04/14/25		500	539,871
4.250%	08/19/26		1,102	1,199,417
4.750%	11/24/25		453	501,462
SPCM SA,
Sr. Unsec’d. Notes, 144A
2.000%	02/01/26	EUR	945	1,126,504
2.625%	02/01/29	EUR	850	1,020,469
TOTAL SE,
Jr. Sub. Notes, EMTN
2.625%(ff)	02/26/25(oo)	EUR	1,438	1,780,633
				97,087,357
Germany — 1.9%
Allianz SE,
Jr. Sub. Notes
2.625%(ff)	10/30/30(oo)	EUR	1,400	1,654,117
Bayer Capital Corp. BV,
Gtd. Notes
1.500%	06/26/26	EUR	400	496,083
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.875%	12/15/23		1,300	$1,401,372
4.250%	12/15/25		2,050	2,282,424
Cheplapharm Arzneimittel GmbH,
Sr. Sec’d. Notes, 144A
3.500%	02/11/27	EUR	211	250,683
Commerzbank AG,
Jr. Sub. Notes
6.125%(ff)	10/09/25(oo)	EUR	1,600	2,010,382
Sub. Notes, EMTN
4.000%	03/23/26	EUR	900	1,173,079
Deutsche Bank AG,
Jr. Sub. Notes
6.000%(ff)	10/30/25(oo)		1,200	1,214,461
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		475	475,917
2.222%(ff)	09/18/24		1,100	1,127,615
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	1,900	2,306,835
Sub. Notes
3.729%(ff)	01/14/32		1,650	1,602,397
Sub. Notes, EMTN
4.500%	05/19/26	EUR	400	530,678
Deutsche Telekom AG,
Sr. Unsec’d. Notes, EMTN
1.750%	03/25/31	EUR	625	823,045
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38		600	701,993
E.ON International Finance BV,
Gtd. Notes, EMTN
1.250%	10/19/27	EUR	800	998,798
E.ON SE,
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	700	899,501
Grand City Properties SA,
Sr. Unsec’d. Notes, EMTN
0.125%	01/11/28	EUR	1,300	1,475,497
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	3,350	4,072,953
Gov’t. Gtd. Notes, EMTN
0.000%	09/30/26	EUR	9,617	11,529,334
0.875%	07/04/39	EUR	3,750	4,796,734
Landesbank Baden-Wuerttemberg,
Sub. Notes, EMTN
3.625%	06/16/25	EUR	450	583,948
Mercer International, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/26(a)		1,285	1,319,687
ProGroup AG,
Sr. Sec’d. Notes
3.000%	03/31/26	EUR	261	310,630

A7

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
Vertical Midco GmbH,
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	2,175	$2,681,574
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	4,500	5,470,186
Volkswagen Financial Services NV,
Gtd. Notes, EMTN
4.250%	10/09/25	GBP	2,700	4,180,102
Volkswagen International Finance NV,
Gtd. Notes, EMTN
0.875%	09/22/28	EUR	600	721,985
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	1,900	2,411,404
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
1.500%	06/19/26	EUR	3,075	3,814,357
2.625%	01/15/24	EUR	761	955,270
Vonovia Finance BV,
Gtd. Notes, EMTN
1.625%	10/07/39	EUR	1,000	1,229,652
WEPA Hygieneprodukte GmbH,
Sr. Sec’d. Notes
2.875%	12/15/27	EUR	1,240	1,454,148
Sr. Sec’d. Notes, 144A
2.875%	12/15/27	EUR	1,450	1,700,415
Wintershall Dea Finance BV,
Gtd. Notes
0.840%	09/25/25	EUR	4,500	5,380,805
1.823%	09/25/31	EUR	2,200	2,669,531
ZF Finance GmbH,
Gtd. Notes, EMTN
3.750%	09/21/28	EUR	1,000	1,281,175
				77,988,767
India — 0.1%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.000%	07/30/27		2,358	2,486,793
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		1,135	1,209,383
Greenko Dutch BV,
Gtd. Notes, 144A
3.850%	03/29/26		200	201,060
Reliance Industries Ltd.,
Sr. Unsec’d. Notes
5.400%	02/14/22		250	259,688
Vedanta Resources Finance II PLC,
Gtd. Notes, 144A
8.950%	03/11/25		200	191,089
				4,348,013
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/25(a)		476	$516,938
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A, MTN
3.100%	01/21/30		600	601,607
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30		2,402	2,417,992
4.375%	02/05/50		700	703,350
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27		1,011	1,085,373
				5,325,260
Ireland — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22		635	651,897
4.450%	04/03/26		163	176,903
4.625%	07/01/22		3,000	3,129,901
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25(oo)	EUR	925	1,217,938
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		2,500	2,731,862
Sub. Notes, EMTN
2.875%(ff)	05/30/31	EUR	1,175	1,461,482
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24		750	783,894
CRH Funding BV,
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	4,425	5,443,344
				15,597,221
Israel — 0.0%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		1,000	1,110,088
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		577	630,229
				1,740,317
Italy — 0.6%
Aeroporti di Roma SpA,
Sr. Unsec’d. Notes, EMTN
1.625%	02/02/29	EUR	800	940,708
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47	EUR	1,095	1,569,984
Enel Finance International NV,
Gtd. Notes, 144A
2.650%	09/10/24		2,328	2,450,128

A8

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Italy (cont’d.)
Eni SpA,
Jr. Sub. Notes, Series NC5.
2.625%(ff)	10/13/25(oo)	EUR	1,944	$2,384,484
Intesa Sanpaolo SpA,
Jr. Sub. Notes
7.750%(ff)	01/11/27(oo)	EUR	850	1,221,856
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		3,145	3,235,328
Sub. Notes, 144A, MTN
5.017%	06/26/24		1,042	1,135,855
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		200	216,729
Sr. Unsec’d. Notes, EMTN
1.625%	01/18/29	EUR	410	470,375
4.000%	04/11/24	EUR	750	949,826
UniCredit SpA,
Jr. Sub. Notes
7.500%(ff)	06/03/26(oo)	EUR	1,350	1,873,357
Sr. Unsec’d. Notes
1.800%	01/20/30	EUR	700	844,194
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		5,035	5,058,983
				22,351,807
Japan — 0.3%
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
1.979%(ff)	09/08/31(a)		2,520	2,377,835
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27		2,469	2,689,653
SoftBank Group Corp.,
Sr. Unsec’d. Notes
5.125%	09/19/27		200	212,349
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
0.750%	07/09/27	EUR	2,965	3,567,731
1.375%	07/09/32	EUR	850	1,040,789
				9,888,357
Kazakhstan — 0.0%
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26(a)		1,354	1,444,035
Luxembourg — 0.1%
Blackstone Property Partners Europe Holdings Sarl,
Gtd. Notes, EMTN
1.750%	03/12/29	EUR	1,050	1,273,469
Sr. Unsec’d. Notes, EMTN
2.000%	02/15/24	EUR	1,000	1,225,051
2.200%	07/24/25	EUR	700	879,301
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	1,050	1,323,618
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Luxembourg (cont’d.)
3.250%	11/13/28	EUR	650	$886,524
				5,587,963
Malaysia — 0.0%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30		475	508,205
Mexico — 0.3%
Alpek SAB de CV,
Gtd. Notes, 144A
3.250%	02/25/31		678	670,619
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
3.875%	07/11/31		1,582	1,541,790
Coca-Cola Femsa SAB de CV,
Gtd. Notes
2.750%	01/22/30		550	553,643
Comision Federal de Electricidad,
Gtd. Notes, 144A
3.348%	02/09/31(a)		3,021	2,916,263
Mexico City Airport Trust,
Sr. Sec’d. Notes
4.250%	10/31/26		680	721,624
5.500%	10/31/46		305	301,367
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		310	315,818
5.500%	10/31/46		200	197,618
5.500%	07/31/47		300	296,217
Petroleos Mexicanos,
Gtd. Notes
5.950%	01/28/31		260	248,885
6.840%	01/23/30		1,025	1,039,056
7.690%	01/23/50		1,405	1,304,457
Sigma Alimentos SA de CV,
Gtd. Notes
4.125%	05/02/26		1,000	1,084,011
Trust Fibra Uno,
Sr. Unsec’d. Notes
5.250%	12/15/24		400	442,256
				11,633,624
Netherlands — 0.7%
ABN AMRO Bank NV,
Jr. Sub. Notes
4.375%(ff)	09/22/25(oo)	EUR	1,000	1,249,452
Sub. Notes
4.400%(ff)	03/27/28		1,800	1,901,509
Sub. Notes, EMTN
2.875%(ff)	01/18/28	EUR	1,000	1,226,876
ASR Nederland NV,
Sub. Notes
3.375%(ff)	05/02/49	EUR	915	1,197,948
Cooperatieve Rabobank UA,
Jr. Sub. Notes
3.250%(ff)	12/29/26(oo)	EUR	1,800	2,158,660

A9

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Netherlands (cont’d.)
Sub. Notes
3.875%	07/25/23	EUR	550	$702,893
ING Groep NV,
Jr. Sub. Notes
6.500%(ff)	04/16/25(oo)		203	223,628
6.875%(ff)	04/16/22(oo)		2,125	2,211,113
Sr. Unsec’d. Notes
0.000%(ff)	04/01/27		716	716,571
0.250%(ff)	02/18/29	EUR	2,400	2,755,928
2.727%(ff)	04/01/32		1,397	1,395,714
Sr. Unsec’d. Notes, EMTN
3.000%	02/18/26	GBP	900	1,338,880
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25	EUR	2,170	2,611,067
Lincoln Financing Sarl,
Sr. Sec’d. Notes
3.625%	04/01/24	EUR	1,254	1,485,732
Sr. Sec’d. Notes, 144A
3.625%	04/01/24	EUR	406	481,027
LYB Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		50	66,314
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
3.875%	09/01/22		6,250	6,527,064
				28,250,376
Norway — 0.1%
DNB Bank ASA,
Jr. Sub. Notes
6.500%(ff)	03/26/22(oo)		4,070	4,226,095
Panama — 0.0%
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes, 144A
4.375%	05/31/30(a)		436	452,032
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		323	327,878
				779,910
Peru — 0.0%
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26		342	350,580
Poland — 0.0%
CANPACK SA/Eastern PA Land Investment Holding LLC,
Gtd. Notes, 144A
2.375%	11/01/27	EUR	625	743,931
Portugal — 0.0%
EDP Finance BV,
Sr. Unsec’d. Notes, EMTN
0.375%	09/16/26	EUR	107	126,570
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Qatar — 0.0%
Ooredoo International Finance Ltd.,
Gtd. Notes, 144A, MTN
2.625%	04/08/31	435	$430,311
Russia — 0.1%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26	960	1,051,931
Sr. Unsec’d. Notes, EMTN
7.288%	08/16/37	180	235,744
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes
3.250%	02/25/30	280	267,961
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30	400	382,801
Lukoil Securities BV,
Gtd. Notes
3.875%	05/06/30	930	959,411
Gtd. Notes, 144A
3.875%	05/06/30	300	309,487
			3,207,335
Saudi Arabia — 0.2%
SABIC Capital II BV,
Gtd. Notes, 144A
4.000%	10/10/23	1,486	1,604,216
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, 144A
1.625%	11/24/25	329	330,791
2.250%	11/24/30	370	354,630
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24	1,280	1,346,580
Sr. Unsec’d. Notes, EMTN
2.875%	04/16/24	2,375	2,498,537
3.500%	04/16/29	775	826,293
			6,961,047
Singapore — 0.0%
BOC Aviation Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
2.625%	09/17/30	1,000	961,930
South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.875%	03/17/31	875	868,937
4.000%	09/11/27	1,075	1,186,770
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	710	751,167
Gold Fields Orogen Holdings BVI Ltd.,
Gtd. Notes, 144A
5.125%	05/15/24	546	594,553
Sasol Financing International Ltd.,
Gtd. Notes
4.500%	11/14/22	400	409,344

A10

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
South Africa (cont’d.)
Sasol Financing USA LLC,
Gtd. Notes
5.875%	03/27/24		200	$212,066
				4,022,837
Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
5.875%(ff)	05/24/22(oo)	EUR	1,000	1,218,765
6.000%(ff)	01/15/26(oo)	EUR	1,000	1,314,510
Jr. Sub. Notes, Series 9
6.500%(ff)	03/05/25(a)(oo)		1,600	1,726,633
Banco Santander SA,
Jr. Sub. Notes
4.375%(ff)	01/14/26(oo)	EUR	1,000	1,204,949
6.750%(ff)	04/25/22(oo)	EUR	2,000	2,471,465
Sr. Unsec’d. Notes
2.706%	06/27/24		1,600	1,689,760
3.306%	06/27/29		600	635,221
3.490%	05/28/30		1,000	1,044,917
Sub. Notes
2.749%	12/03/30		1,200	1,140,858
5.179%	11/19/25		2,070	2,352,015
Sub. Notes, EMTN
1.625%	10/22/30	EUR	2,000	2,391,590
CaixaBank SA,
Covered Bonds
1.000%	09/25/25	EUR	900	1,115,737
1.125%	08/05/22	EUR	1,300	1,556,811
Jr. Sub. Notes
5.875%(ff)	10/09/27(oo)	EUR	1,200	1,586,663
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	11/18/26	EUR	4,100	4,804,625
1.125%	05/17/24	EUR	700	848,426
FCC Aqualia SA,
Sr. Sec’d. Notes
2.629%	06/08/27	EUR	1,550	2,014,907
FCC Servicios Medio Ambiente Holding SAU,
Gtd. Notes
1.661%	12/04/26	EUR	500	621,518
Grifols SA,
Sr. Sec’d. Notes, 144A
1.625%	02/15/25	EUR	1,710	2,009,910
Iberdrola International BV,
Gtd. Notes, Series NC6
1.450%(ff)	11/09/26(oo)	EUR	900	1,061,258
Naturgy Finance BV,
Gtd. Notes
4.125%(ff)	11/18/22(oo)	EUR	1,600	1,975,125
Telefonica Emisiones SA,
Gtd. Notes, EMTN
1.477%	09/14/21	EUR	4,600	5,438,539
Telefonica Europe BV,
Gtd. Notes
2.376%(ff)	02/12/29(oo)	EUR	1,600	1,826,956
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Spain (cont’d.)
3.750%(ff)	03/15/22(oo)	EUR	1,500	$1,809,368
				43,860,526
Supranational Bank — 0.2%
European Investment Bank,
Sr. Unsec’d. Notes
1.000%	11/14/42	EUR	560	743,005
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	4,075	5,388,356
				6,131,361
Sweden — 0.1%
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26	EUR	1,050	1,267,467
Samhallsbyggnadsbolaget i Norden AB,
Jr. Sub. Notes
2.625%(ff)	12/14/25(oo)	EUR	1,225	1,429,305
Swedbank AB,
Jr. Sub. Notes
6.000%(ff)	03/17/22(oo)		2,200	2,268,659
Verisure Holding AB,
Sr. Sec’d. Notes, 144A
3.250%	02/15/27	EUR	475	561,210
				5,526,641
Switzerland — 1.4%
Alcon Finance Corp.,
Gtd. Notes, 144A
2.600%	05/27/30		875	877,413
Credit Suisse AG,
Sr. Unsec’d. Notes
2.950%	04/09/25		1,500	1,587,781
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,550	1,679,513
Credit Suisse Group AG,
Jr. Sub. Notes
6.250%(ff)	12/18/24(oo)		1,696	1,806,177
7.500%(ff)	07/17/23(oo)		610	644,476
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,027	1,041,897
2.593%(ff)	09/11/25(a)		1,500	1,555,140
3.869%(ff)	01/12/29		1,900	2,031,228
4.194%(ff)	04/01/31		1,644	1,787,919
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	2,100	2,456,443
1.250%(ff)	07/17/25	EUR	175	211,042
3.250%(ff)	04/02/26	EUR	1,750	2,273,328
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes, 3 Month LIBOR + 2.290%
2.513%(c)	04/16/21		10,000	10,006,999
Dufry One BV,
Gtd. Notes
2.500%	10/15/24	EUR	796	918,424

A11

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Switzerland (cont’d.)
Helvetia Europe SA,
Gtd. Notes
2.750%(ff)	09/30/41	EUR	1,000	$1,268,641
Syngenta Finance NV,
Gtd. Notes, 144A
4.441%	04/24/23		300	315,301
4.892%	04/24/25		450	480,599
UBS AG,
Covered Bonds, 144A
4.000%	04/08/22	EUR	1,619	1,984,703
Sub. Notes
5.125%	05/15/24		400	439,974
UBS AG/Stamford CT,
Sub. Notes
7.625%	08/17/22		1,470	1,602,669
UBS Group AG,
Jr. Sub. Notes
5.750%(ff)	02/19/22(oo)	EUR	1,217	1,482,866
7.125%(ff)	08/10/21(oo)		914	931,325
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)
2.014%(c)	04/14/21(a)		12,025	12,030,495
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30		850	888,002
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32(a)		1,080	1,021,275
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	3,325	3,845,043
				55,168,673
Tanzania — 0.0%
AngloGold Ashanti Holdings PLC,
Gtd. Notes
3.750%	10/01/30(a)		328	331,337
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO,
Covered Bonds
2.375%	05/04/21	EUR	729	854,661
Sr. Unsec’d. Notes
6.500%	01/08/26		580	556,605
8.125%	03/28/24		550	569,026
				1,980,292
United Arab Emirates — 0.2%
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30		499	519,050
3.875%	07/18/29		1,024	1,074,002
4.848%	09/26/28		1,300	1,453,274
DP World PLC,
Sr. Unsec’d. Notes, EMTN
5.625%	09/25/48		200	235,015
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		4,335	4,215,558
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Arab Emirates (cont’d.)
2.940%	09/30/40		1,420	$1,376,570
				8,873,469
United Kingdom — 2.2%
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36	GBP	500	836,864
Sub. Notes, EMTN
5.125%(ff)	06/04/50	GBP	300	487,676
Barclays Bank PLC,
Sub. Notes
10.179%	06/12/21		1,150	1,167,382
Sub. Notes, EMTN
10.000%	05/21/21	GBP	900	1,254,721
Barclays PLC,
Sr. Unsec’d. Notes
2.667%(ff)	03/10/32		2,670	2,607,329
3.684%	01/10/23		750	767,200
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	2,100	2,690,652
BAT Capital Corp.,
Gtd. Notes
2.259%	03/25/28(a)		2,450	2,409,588
4.906%	04/02/30(a)		750	855,563
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		150	164,074
BAT Netherlands Finance BV,
Gtd. Notes, EMTN
3.125%	04/07/28	EUR	4,235	5,663,202
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	200	277,099
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	2,175	2,571,112
3.250%(ff)	03/22/26(oo)	EUR	2,855	3,590,935
3.625%(ff)	03/22/29(oo)	EUR	700	890,883
3.814%	02/10/24(a)		400	435,949
Gtd. Notes, EMTN
1.573%	02/16/27	EUR	440	557,054
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30		1,195	1,847,456
Direct Line Insurance Group PLC,
Jr. Sub. Notes
4.750%(ff)	12/07/27(oo)	GBP	675	915,001
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
6.750%	12/03/28	GBP	1,753	3,044,695
HSBC Holdings PLC,
Jr. Sub. Notes
6.375%(ff)	03/30/25(a)(oo)		2,244	2,475,461
Sr. Unsec’d. Notes
1.750%(ff)	07/24/27	GBP	1,960	2,726,470
3.803%(ff)	03/11/25		4,350	4,690,200

A12

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
4.950%	03/31/30		700	$816,304
Sub. Notes
4.250%	03/14/24(a)		470	511,308
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	1,019	1,195,404
3.375%	01/15/26		236	235,751
Legal & General Group PLC,
Sub. Notes, EMTN
3.750%(ff)	11/26/49	GBP	900	1,313,430
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	09/27/25(a)(oo)		1,200	1,373,335
Sr. Unsec’d. Notes, EMTN
3.500%(ff)	04/01/26	EUR	3,150	4,173,229
Sub. Notes
4.500%	11/04/24(a)		567	629,071
M&G PLC,
Sub. Notes, EMTN
6.340%(ff)	12/19/63	GBP	300	519,557
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30		900	984,663
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		700	721,997
Natwest Group PLC,
Jr. Sub. Notes
5.125%(ff)	05/12/27(oo)	GBP	1,700	2,460,801
Jr. Sub. Notes, Series U, 3 Month LIBOR + 2.320% (Cap N/A, Floor 0.000%)
2.523%(c)	09/30/27(a)(oo)		3,800	3,759,845
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23		1,900	1,957,944
3.875%	09/12/23		700	750,682
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	03/02/26	EUR	2,555	3,164,441
New England Power Co.,
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		600	515,264
Pinewood Finance Co. Ltd.,
Sr. Sec’d. Notes, 144A
3.250%	09/30/25	GBP	725	1,021,382
Rolls-Royce PLC,
Gtd. Notes, EMTN
0.875%	05/09/24	EUR	2,150	2,429,373
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		1,800	1,801,337
1.532%(ff)	08/21/26		1,800	1,785,299
SSE PLC,
Sr. Unsec’d. Notes, EMTN
1.375%	09/04/27	EUR	292	366,310
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
1.722%(c)	01/30/27(oo)		1,900	1,781,912
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Sr. Unsec’d. Notes, 144A
1.214%(ff)	03/23/25		575	$577,049
1.456%(ff)	01/14/27		2,700	2,636,415
Sub. Notes, 144A
3.950%	01/11/23		243	254,497
5.200%	01/26/24		680	746,824
Thames Water Utilities Finance PLC,
Sec’d. Notes, EMTN
5.750%(ff)	09/13/30	GBP	1,100	1,603,852
Vodafone Group PLC,
Sr. Unsec’d. Notes, EMTN
2.200%	08/25/26	EUR	4,825	6,291,082
				89,304,924
United States — 13.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.150%	11/19/21		9,350	9,452,749
2.600%	11/21/24		2,650	2,795,976
2.625%	11/15/28	EUR	108	147,011
4.050%	11/21/39		1,850	2,062,309
4.250%	11/21/49		2,233	2,527,675
4.700%	05/14/45		467	553,321
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30		1,592	2,419,201
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
2.450%	01/15/31(a)		875	834,095
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22		325	332,646
Air Lease Corp.,
Sr. Unsec’d. Notes
3.625%	04/01/27		233	246,079
3.875%	07/03/23		3,477	3,697,400
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26		819	847,656
4.250%	02/01/24		305	330,811
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.125%	05/01/24(a)		340	359,194
4.250%	06/15/26		95	100,038
4.400%	09/25/23		1,150	1,225,968
5.000%	04/01/23		71	75,697
Sr. Unsec’d. Notes, 144A
2.850%	01/26/28(a)		1,076	1,026,322
5.250%	08/11/25(a)		1,059	1,153,801
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	02/15/23(a)		743	760,185
7.500%	03/15/26		1,408	1,554,876
Alleghany Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/30		1,580	1,703,655

A13

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31		1,233	$1,197,307
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	2,940	3,973,725
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24		250	263,072
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)		587	604,732
American Express Co.,
Jr. Sub. Notes, Series B, 3 Month LIBOR + 3.428%
3.622%(c)	05/15/21(oo)		100	100,015
Jr. Sub. Notes, Series C, 3 Month LIBOR + 3.285%
3.469%(c)	06/15/21(oo)		247	245,531
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.610%
0.795%(c)	09/09/21		7,896	7,915,190
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	06/30/50(a)		1,450	1,649,615
4.750%	04/01/48		275	327,289
4.875%	06/01/22		325	341,236
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25		200	199,210
3.800%	08/15/29		945	1,029,906
4.400%	02/15/26		700	788,569
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30(a)		735	758,610
3.450%	05/01/50		115	116,562
Amgen, Inc.,
Sr. Unsec’d. Notes
3.150%	02/21/40		25	24,921
Anthem, Inc.,
Sr. Unsec’d. Notes
2.550%	03/15/31		825	825,813
3.600%	03/15/51		475	492,319
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		1,140	1,025,108
3.450%	02/09/45		650	691,756
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	1,990	2,334,265
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	325	378,745
AT&T, Inc.,
Jr. Sub. Notes, Series B
2.875%(ff)	03/02/25(oo)	EUR	1,500	1,757,052
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	7,055	8,845,385
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
1.800%	09/14/39	EUR	1,050	$1,238,908
2.250%	02/01/32		2,550	2,417,580
3.100%	02/01/43		950	886,883
3.950%	01/15/25		200	219,859
4.350%	03/01/29		900	1,017,216
4.350%	06/15/45		400	438,440
4.375%	09/14/29	GBP	1,350	2,191,853
4.750%	05/15/46		150	172,000
4.850%	07/15/45		150	172,363
5.450%	03/01/47		150	187,587
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33		1,937	1,838,581
3.500%	09/15/53		3,410	3,153,450
3.550%	09/15/55		900	823,703
3.650%	09/15/59		875	800,874
Avantor Funding, Inc.,
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	983	1,180,275
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		755	735,667
2.875%	01/20/22		52	52,740
3.500%	11/01/27		189	194,329
3.875%	05/01/23		828	864,933
4.125%	08/01/25		5	5,326
4.375%	01/30/24		273	290,338
4.875%	10/01/25		123	134,251
5.500%	12/15/24		767	859,730
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29		735	716,699
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		600	598,107
Sr. Unsec’d. Notes, EMTN
1.776%(ff)	05/04/27	EUR	1,769	2,232,919
2.375%	06/19/24	EUR	1,960	2,475,350
3.648%(ff)	03/31/29	EUR	850	1,212,176
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30		3,030	3,180,324
3.970%(ff)	03/05/29		2,625	2,903,418
4.271%(ff)	07/23/29		2,955	3,331,350
5.875%	02/07/42		1,500	2,037,509
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26		136	150,518
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.250%	02/15/29		1,563	1,659,202
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
1.213%	02/12/36	EUR	685	798,491
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22		2,786	2,858,504
3.363%	06/06/24		3,900	4,181,493

A14

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51		500	$449,963
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29(a)		1,830	2,027,306
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		3,795	3,783,710
3.250%	02/01/35		375	362,683
3.375%	06/15/46(a)		340	306,785
3.625%	03/01/48		125	115,206
3.850%	11/01/48		125	120,815
5.150%	05/01/30		2,075	2,389,662
5.805%	05/01/50		120	151,794
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		600	580,490
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.100%	03/08/25	EUR	2,055	2,417,855
0.500%	03/08/28	EUR	1,457	1,719,784
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		1,155	1,196,250
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		225	226,785
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		485	432,900
3.379%	02/08/61		690	640,104
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49		300	353,385
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26(a)		4,519	4,851,548
4.110%	09/15/28		2,254	2,461,033
5.000%	04/15/30		522	594,935
Gtd. Notes, 144A
1.950%	02/15/28(a)		1,245	1,209,916
2.450%	02/15/31		950	897,436
3.500%	02/15/41		575	550,855
3.750%	02/15/51		475	455,227
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		1,350	1,353,866
3.469%	04/15/34		7,950	7,977,183
Cable One, Inc.,
Gtd. Notes, 144A
4.000%	11/15/30		844	834,594
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		100	95,316
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31		1,050	1,024,627
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Capital One Financial Corp.,
Jr. Sub. Notes, Series E, 3 Month LIBOR + 3.800%
3.991%(c)	06/01/21(a)(oo)		615	$614,714
Carnival Corp.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/23		753	859,479
Carnival PLC,
Gtd. Notes
1.000%	10/28/29	EUR	1,411	1,272,990
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.722%	02/15/30		125	126,174
3.377%	04/05/40		1,550	1,549,593
3.577%	04/05/50		475	468,210
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		1,120	1,122,234
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30(a)		1,100	1,097,556
4.625%	12/15/29(a)		441	477,422
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(a)(oo)		3,031	3,078,058
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		1,465	1,390,642
3.900%	06/01/52		1,180	1,133,122
4.464%	07/23/22		100	104,260
4.500%	02/01/24		1,350	1,477,111
4.800%	03/01/50		1,577	1,697,916
4.908%	07/23/25		550	624,179
5.125%	07/01/49		1,481	1,671,869
5.375%	05/01/47		410	475,748
Chicago Parking Meters LLC,
Sr. Unsec’d. Notes (original cost $4,200,000; purchased 01/30/19)(f)
4.930%	12/30/25^		4,200	4,539,587
Chubb INA Holdings, Inc.,
Gtd. Notes
0.300%	12/15/24	EUR	837	990,985
0.875%	06/15/27	EUR	230	279,343
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25		1,600	1,803,662
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.289%(c)	05/17/21(a)(oo)		2,557	2,553,513
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		1,641	1,655,122
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24		2,950	2,947,401
3.106%(ff)	04/08/26		2,400	2,563,221
3.980%(ff)	03/20/30		365	403,825
4.412%(ff)	03/31/31		25	28,420

A15

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, EMTN
1.500%(ff)	07/24/26	EUR	2,835	$3,504,921
Sub. Notes
3.500%	05/15/23		325	344,003
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)		720	775,084
Sr. Sec’d. Notes, 144A
4.375%	05/15/26	EUR	294	357,036
CMS Energy Corp.,
Jr. Sub. Notes
3.750%(ff)	12/01/50		1,025	1,019,556
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25	EUR	1,301	1,541,233
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		500	458,395
4.750%	03/01/44(a)		1,652	2,034,359
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30(a)		3,345	3,400,875
3.910%	10/01/50		650	668,138
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		710	732,106
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50		1,425	1,264,990
Sr. Unsec’d. Notes, 144A
4.600%	08/15/47(a)		2,050	2,346,825
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	04/01/41		1,125	1,034,617
3.300%	07/01/30		775	809,950
CVS Health Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/30		75	81,826
4.125%	04/01/40		525	578,726
4.780%	03/25/38		525	619,935
5.050%	03/25/48		2,986	3,665,419
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
1.450%	01/22/27	EUR	856	1,011,378
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		147	151,292
Sr. Sec’d. Notes, 144A
4.900%	10/01/26		450	511,549
5.300%	10/01/29		725	847,750
6.020%	06/15/26		1,650	1,952,390
6.200%	07/15/30		275	342,429
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		1,269	1,461,162
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		100	$106,760
5.850%	12/15/25		550	641,438
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	3,921	4,621,989
DH Europe Finance Sarl,
Gtd. Notes
1.200%	06/30/27	EUR	1,025	1,268,100
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	560	651,065
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26	EUR	1,920	2,477,924
Discover Financial Services,
Jr. Sub. Notes, Series D
6.125%(ff)	06/23/25(oo)		1,397	1,549,940
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		3,825	4,217,455
5.200%	09/20/47		400	469,990
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		1,000	1,104,076
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		2,120	2,403,247
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		775	825,601
Dover Corp.,
Sr. Unsec’d. Notes
0.750%	11/04/27	EUR	819	984,404
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		1,350	1,527,867
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.272%	08/28/23(a)		1,050	1,130,022
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51		700	645,756
Enbridge Energy Partners LP,
Gtd. Notes
7.375%	10/15/45		1,320	1,890,881
Energy Transfer Operating LP,
Gtd. Notes
5.250%	04/15/29		250	284,976
5.500%	06/01/27(a)		3,341	3,853,954
6.250%	04/15/49		2,615	3,084,380
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29(a)		1,200	1,267,230
3.750%	02/15/25(a)		550	601,837

A16

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		201	$208,673
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		1,550	1,780,611
5.100%	06/15/45(a)		725	898,962
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30(a)		1,300	1,315,550
Gtd. Notes, 144A
6.250%	05/01/25		48	55,505
FedEx Corp.,
Gtd. Notes
4.050%	02/15/48(a)		500	542,531
5.250%	05/15/50(a)		1,050	1,346,988
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	700	835,171
2.950%	05/21/39	EUR	350	496,015
Sr. Unsec’d. Notes
0.625%	12/03/25	EUR	197	236,185
1.000%	12/03/28	EUR	196	236,359
Sr. Unsec’d. Notes, Series 30Y
4.750%	05/15/48(a)		1,325	1,571,145
Fifth Third Bancorp,
Jr. Sub. Notes, Series L
4.500%(ff)	09/30/25(a)(oo)		467	497,093
Fiserv, Inc.,
Sr. Unsec’d. Notes
1.125%	07/01/27	EUR	886	1,086,438
3.200%	07/01/26(a)		1,300	1,401,906
3.500%	07/01/29		1,975	2,130,048
4.400%	07/01/49		650	750,714
Ford Motor Co.,
Sr. Unsec’d. Notes
8.500%	04/21/23(a)		1,629	1,816,385
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25	EUR	925	1,155,238
Fox Corp.,
Sr. Unsec’d. Notes
4.709%	01/25/29(a)		2,740	3,158,446
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		1,100	1,197,212
GE Capital European Funding Unlimited Co.,
Gtd. Notes, EMTN
4.625%	02/22/27	EUR	350	512,448
GE Capital Funding LLC,
Gtd. Notes, 144A
4.400%	05/15/30(a)		3,509	3,978,520
General Electric Co.,
Sr. Unsec’d. Notes
1.875%	05/28/27	EUR	805	1,027,434
2.700%	10/09/22		400	413,835
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.250%	05/01/40(a)		500	$549,289
4.350%	05/01/50(a)		1,700	1,888,693
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32		600	803,461
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		1,825	1,999,281
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		8,190	8,227,325
Sr. Unsec’d. Notes
2.350%	01/08/31(a)		2,925	2,794,177
5.650%	01/17/29		400	476,712
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		1,575	1,448,621
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		675	662,207
3.200%	08/15/29		950	1,000,373
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32(a)		980	930,476
3.375%	03/27/25	EUR	4,250	5,614,927
4.223%(ff)	05/01/29		1,325	1,486,973
Sr. Unsec’d. Notes, EMTN
1.250%	05/01/25	EUR	1,365	1,656,785
GrubHub Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/01/27		697	725,355
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,784	1,733,053
Harley-Davidson Financial Services, Inc.,
Gtd. Notes
0.900%	11/19/24	EUR	1,914	2,282,385
3.875%	05/19/23	EUR	395	498,726
Gtd. Notes, 144A
3.350%	06/08/25		1,283	1,346,743
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,890	2,108,603
Sr. Sec’d. Notes
5.250%	04/15/25		750	857,352
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)		1,500	1,635,492
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		900	978,428
4.650%	10/01/24		550	615,215
6.350%	10/15/45		450	587,406
HLF Financing Sarl LLC/Herbalife International, Inc.,
Gtd. Notes, 144A
7.250%	08/15/26		577	604,686

A17

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49(a)		850	$842,517
3.350%	04/15/50(a)		1,050	1,088,637
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25		750	838,528
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28		1,243	1,205,631
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50		400	501,829
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32		200	183,039
3.000%	06/15/50		625	578,746
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/50(a)		1,225	1,142,852
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25(a)		361	396,267
IQVIA, Inc.,
Gtd. Notes, 144A
1.750%	03/15/26	EUR	2,530	2,973,975
2.250%	03/15/29	EUR	775	908,833
J.M. Smucker Co. (The),
Gtd. Notes
3.000%	03/15/22		325	333,261
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27(a)		1,197	1,239,853
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.682%(c)	07/30/21(a)(oo)		537	535,233
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
3.558%(c)	07/01/21(oo)		263	260,939
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.005%(c)	08/01/21(oo)		442	442,277
Sr. Unsec’d. Notes
3.702%(ff)	05/06/30		2,075	2,262,106
4.452%(ff)	12/05/29		1,200	1,374,806
Sr. Unsec’d. Notes, EMTN
1.090%(ff)	03/11/27	EUR	540	660,366
Sub. Notes
2.956%(ff)	05/13/31		1,150	1,170,466
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A, EMTN
7.500%(cc)	06/17/35	IDR	18,750,000	1,316,089
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27	IDR	23,443,000	1,676,372
Keurig Dr. Pepper, Inc.,
Gtd. Notes
5.085%	05/25/48		25	31,343
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		150	$164,238
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27		1,125	1,230,397
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		84	85,927
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		1,306	1,362,418
3.900%	08/08/29(a)		1,455	1,494,903
Lear Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/27		1,804	1,967,090
Leidos, Inc.,
Gtd. Notes, 144A
2.300%	02/15/31		2,100	1,985,304
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31(a)		817	788,838
Liberty Mutual Group, Inc.,
Gtd. Notes
3.625%(ff)	05/23/59	EUR	1,470	1,758,316
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29(a)		1,576	1,537,831
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24(a)		1,026	1,149,615
Manitowoc Co., Inc. (The),
Sec’d. Notes, 144A
9.000%	04/01/26		1,172	1,266,311
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		515	682,793
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series AA
4.650%	12/01/28		900	1,003,679
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27		243	266,731
6.750%	12/31/25		171	179,759
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25	EUR	1,309	1,552,681
0.375%	03/07/23	EUR	781	926,272
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.625%	06/15/25(a)		963	1,014,859
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		804	737,780
3.041%	03/17/62		1,075	1,054,789

A18

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Mondelez International, Inc.,
Sr. Unsec’d. Notes
0.250%	03/17/28	EUR	3,300	$3,846,339
1.375%	03/17/41	EUR	1,590	1,837,379
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.851%(c)	07/15/21(oo)		126	125,896
Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810%
4.051%(c)	04/15/21(a)(oo)		1,539	1,539,523
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26	EUR	1,680	2,091,694
1.750%	03/11/24	EUR	1,202	1,484,300
4.431%(ff)	01/23/30		3,660	4,190,935
Sr. Unsec’d. Notes, MTN
2.802%(ff)	01/25/52		1,005	919,956
3.622%(ff)	04/01/31		5,200	5,637,944
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22		500	522,353
4.125%	03/01/27(a)		1,175	1,305,671
4.500%	04/15/38		600	655,408
5.500%	02/15/49		250	297,943
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.692%	06/05/28	GBP	1,225	1,759,174
4.625%	08/01/29(a)		1,127	1,186,355
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		95	93,298
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40(a)		1,085	958,662
3.250%	04/28/50(a)		775	728,678
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		552	896,675
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21		1,465	1,492,744
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	1,104	1,482,387
4.625%	05/15/29	EUR	1,046	1,522,482
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		1,161	1,280,446
4.875%	06/01/25		285	314,626
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		670	687,537
Nordic Aviation Capital A/S,
Senior Note (original cost $1,533,415; purchased 02/06/20 - 08/27/20)(f)
5.040%	02/27/24^		1,533	1,073,390
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		875	829,634
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	2,400	$2,555,609
5.150%	05/01/40(a)	1,375	1,727,909
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.230%	10/01/25	800	786,786
1.832%	10/15/27	350	342,478
3.268%	11/15/40	200	196,707
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26	200	211,170
6.450%	09/15/36	150	165,262
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24	1,775	1,776,278
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28	2,806	3,103,270
6.350%	01/15/31	780	978,601
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31	1,220	1,241,982
3.600%	04/01/50	625	606,550
3.650%	03/25/41	385	389,740
3.950%	03/25/51	2,227	2,299,282
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	550	518,714
3.300%	08/01/40	250	225,413
3.500%	08/01/50	400	348,115
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/50(a)	450	438,300
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	1,000	1,036,600
3.375%	02/01/22	1,625	1,655,786
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.700%	05/28/50(a)	1,025	951,740
Phillips 66,
Gtd. Notes
1.300%	02/15/26	325	321,733
3.850%	04/09/25(a)	400	438,089
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	250	245,799
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)	189	188,979
3.800%	09/15/30(a)	833	848,583
4.500%	12/15/26(a)	331	363,404
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series O
6.750%(ff)	08/01/21(oo)	218	221,331

A19

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		1,590	$1,532,348
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		727	818,456
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.700%	04/15/27		250	285,217
Royalty Pharma PLC,
Gtd. Notes, 144A
2.200%	09/02/30(a)		900	859,770
3.300%	09/02/40		150	144,959
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		1,900	2,173,953
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27(a)		1,064	1,100,172
Seagate HDD Cayman,
Gtd. Notes, 144A
3.375%	07/15/31(a)		1,470	1,412,726
Silgan Holdings, Inc.,
Gtd. Notes
2.250%	06/01/28	EUR	827	972,247
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25(a)		1,768	1,856,026
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41(a)		2,049	2,380,864
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		83	85,654
Spirit Realty LP,
Gtd. Notes
2.100%	03/15/28		550	534,989
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		199	212,805
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29		2,530	2,721,707
Staples, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)		751	741,744
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		148	154,560
6.500%	03/15/27		1,102	1,160,291
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44		400	413,121
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27		1,403	$1,511,950
4.500%	07/23/25(a)		1,086	1,202,888
Sysco Corp.,
Gtd. Notes
2.400%	02/15/30(a)		425	421,831
4.450%	03/15/48		11	12,435
5.950%	04/01/30(a)		750	937,857
6.600%	04/01/50		564	816,691
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29(a)		753	780,929
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
0.950%	04/01/24		1,775	1,768,037
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.625%	07/15/24		1,537	1,568,927
Tenneco, Inc.,
Sr. Sec’d. Notes
5.000%	07/15/24	EUR	820	985,654
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		167	171,178
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	04/15/26		1,145	1,161,039
2.875%	02/15/31(a)		689	666,036
3.375%	04/15/29		1,206	1,220,205
4.750%	02/01/28		150	159,966
Sr. Sec’d. Notes, 144A
2.250%	11/15/31		1,505	1,428,332
2.550%	02/15/31		1,950	1,905,558
3.000%	02/15/41		950	884,081
3.300%	02/15/51		2,575	2,402,259
3.500%	04/15/25		750	808,978
3.750%	04/15/27		5,125	5,598,334
3.875%	04/15/30		1,650	1,790,417
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27(a)		1,750	1,809,910
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)		1,618	1,715,288
Travel + Leisure Co.,
Sr. Sec’d. Notes
4.250%	03/01/22		73	73,805
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27		1,148	1,229,152
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40(a)		780	735,061
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	03/01/30(oo)		890	970,563

A20

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
U.S. Bancorp,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.486%
3.727%(c)	04/15/21(a)(oo)		796	$795,012
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/45		144	180,586
Upjohn Finance BV,
Gtd. Notes
1.908%	06/23/32	EUR	900	1,133,457
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37(a)		458	595,223
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		550	581,280
4.625%	11/01/25		1,900	2,145,475
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	1,585	1,881,635
1.450%	03/20/26		4,725	4,728,030
2.100%	03/22/28		2,105	2,111,818
2.550%	03/21/31		2,065	2,062,293
2.650%	11/20/40		1,790	1,636,073
3.550%	03/22/51		160	159,888
4.000%	03/22/50		550	591,738
4.522%	09/15/48		1,325	1,527,674
5.012%	04/15/49		113	139,563
Sr. Unsec’d. Notes, 144A
2.987%	10/30/56		1,197	1,053,045
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.700%	06/01/28		316	342,407
4.750%	05/15/25(a)		950	1,074,138
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		1,035	889,409
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53		1,895	2,023,579
Walmart, Inc.,
Sr. Unsec’d. Notes
4.050%	06/29/48		125	146,925
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
1.338%(ff)	05/04/25	EUR	965	1,175,490
1.375%	10/26/26	EUR	1,350	1,673,910
2.000%	04/27/26	EUR	1,955	2,488,284
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
3.200%	06/15/25		121	128,445
4.400%	03/15/24(a)		699	760,128
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30(a)		2,300	2,439,585
3.600%	03/15/22		4,565	4,674,044
3.750%	06/15/27		660	720,606
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.500%	11/15/23		10	$10,898
4.550%	06/24/24		1,349	1,487,230
WPC Eurobond BV,
Gtd. Notes
0.950%	06/01/30	EUR	550	637,526
1.350%	04/15/28	EUR	4,065	4,923,613
2.125%	04/15/27	EUR	1,039	1,318,607
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		1,525	1,529,810
				545,367,434
Venezuela — 0.0%
Petroleos de Venezuela SA,
Sr. Unsec’d. Notes
5.375%	04/12/27(d)		1,800	78,731
6.000%	10/28/22(d)		11,730	341,848
				420,579

Total Corporate Bonds (cost $1,198,685,651)				1,207,025,651
Municipal Bonds — 0.3%
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31		925	1,188,384
6.548%	05/15/48		1,695	2,503,278
University of California,
Taxable, Revenue Bonds, Series BG
1.316%	05/15/27		1,500	1,481,130
1.614%	05/15/30		1,445	1,378,010
				6,550,802
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40		2,175	3,423,972
North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2012-01, Class A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.909%(c)	07/25/39		3,387	3,380,631

Total Municipal Bonds (cost $12,622,537)				13,355,405
Residential Mortgage-Backed Securities — 2.9%
Bermuda — 0.4%
Bellemeade Re Ltd.,
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.859%(c)	03/25/29		1,851	1,831,536
Series 2019-02A, Class M1C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.109%(c)	04/25/29		1,238	1,243,256

A21

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Bermuda (cont’d.)
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.709%(c)	07/25/29		1,354	$1,360,013
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.059%(c)	07/25/29		1,585	1,578,701
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.609%(c)	10/25/29		512	514,668
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.309%(c)	08/26/30		2,144	2,160,584
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.809%(c)	10/25/30		706	717,659
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.709%(c)	06/25/30		626	625,997
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.809%(c)	11/25/28		703	706,916
Home Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.359%(c)	10/25/30		880	896,812
Mortgage Insurance-Linked Notes,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.009%(c)	11/26/29		652	653,105
Radnor Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.059%(c)	02/25/29		704	706,005
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.859%(c)	06/25/29		2,247	2,245,701
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.109%(c)	10/25/30		1,203	1,214,707
				16,455,660
United Kingdom — 0.2%
Harben Finance PLC,
Series 2017-01X, Class A, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.860%(c)	08/20/56	GBP	352	485,778
London Wall Mortgage Capital PLC,
Series 2017-FL01, Class A, 3 Month GBP LIBOR + 0.850% (Cap N/A, Floor 0.000%)
0.902%(c)	11/15/49	GBP	710	978,818
Precise Mortgage Funding PLC,
Series 2017-01B, Class A, 3 Month GBP LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.830%(c)	03/12/54	GBP	1,872	2,579,646
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United Kingdom (cont’d.)
Ripon Mortgages PLC,
Series 01X, Class A1, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.860%(c)	08/20/56	GBP	304	$419,106
Stratton Mortgage Funding PLC,
Series 2019-01, Class A, 3 Month SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.250%(c)	05/25/51	GBP	1,521	2,105,206
				6,568,554
United States — 2.3%
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35		247	234,724
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
3.106%(cc)	04/25/37		479	464,478
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.509%(c)	04/25/31		500	501,149
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.409%(c)	08/25/31		1,152	1,153,518
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.259%(c)	09/25/31		375	376,334
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.209%(c)	06/25/39		653	653,907
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.109%(c)	07/25/39		339	338,731
Series 2019-R06, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.209%(c)	09/25/39		693	694,528
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.209%(c)	10/25/39		536	536,268
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.159%(c)	01/25/40		1,120	1,118,375
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	01/25/40		265	264,497
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.109%(c)	01/25/40		1,860	1,854,164
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.359%(c)	10/25/23		204	210,004
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
4.509%(c)	01/25/24		453	463,176

A22

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000%
5.109%(c)	11/25/24	727	$733,224
Series 2015-C01, Class 1M2, 1 Month LIBOR + 4.300%
4.409%(c)	02/25/25	611	617,864
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000%
4.109%(c)	05/25/25	449	454,737
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
5.109%(c)	07/25/25	317	325,296
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
5.109%(c)	07/25/25	721	730,400
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
5.659%(c)	04/25/28	1,311	1,382,526
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750% (Cap N/A, Floor 0.000%)
6.859%(c)	08/25/28	455	481,319
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
7.059%(c)	08/25/28	185	197,656
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.109%(c)	09/25/28	715	753,293
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900% (Cap N/A, Floor 0.000%)
6.009%(c)	10/25/28	728	770,285
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
3.759%(c)	09/25/29	1,290	1,324,728
Series 2017-C02, Class 2M2C, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
3.759%(c)	09/25/29	1,088	1,114,961
Series 2018-C01, Class 1B1, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.659%(c)	07/25/30	211	212,140
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.359%(c)	07/25/30	524	524,255
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.259%(c)	10/25/30	271	270,111
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.841%(c)	12/25/40	93	15,207
Series 2011-124, Class SC, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.441%(c)	12/25/41	371	72,121
Series 2012-05, Class SA, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.841%(c)	02/25/42	389	68,620
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1) + 6.670% (Cap 6.670%, Floor 0.000%)
6.561%(c)	07/25/42	241	39,309
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2014-06, Class SA, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.491%(c)	02/25/44	473	$92,368
Series 2015-34, Class LS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.991%(c)	06/25/45	666	130,806
Series 2016-01, Class SJ, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.041%(c)	02/25/46	626	123,410
Series 2016-69, Class BS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.991%(c)	10/25/46	4,322	727,103
Series 2017-91, Class GS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.041%(c)	11/25/47	4,874	1,055,136
Series 2018-55, Class SB, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.091%(c)	08/25/48	1,550	294,308
Series 2020-45, Class AI, IO
4.000%	07/25/50	1,282	187,436
Series 2020-45, Class EI, IO
5.000%	07/25/50	12,798	1,911,989
Series 2020-49, Class IO, IO
4.000%	07/25/50	823	118,126
Series 2020-49, Class KS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.991%(c)	07/25/50	24,983	5,207,321
Series 2020-60, Class KI, IO
2.000%	09/25/50	3,843	450,622
Series 2020-60, Class NI, IO
4.000%	09/25/50	599	97,529
Series 2020-62, Class GI, IO
4.000%	06/25/48	18,477	5,040,627
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.409%(c)	10/25/27	2,511	2,559,354
Series 2015-DNA03, Class M3, 1 Month LIBOR + 4.700% (Cap N/A, Floor 4.700%)
4.809%(c)	04/25/28	371	384,535
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
4.909%(c)	05/25/28	1,452	1,505,743
Series 2016-DNA03, Class M3, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.109%(c)	12/25/28	316	332,636
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 3.800%)
3.909%(c)	03/25/29	378	393,005
Series 2016-HQA01, Class M3, 1 Month LIBOR + 6.350% (Cap N/A, Floor 0.000%)
6.459%(c)	09/25/28	199	212,298
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
3.559%(c)	10/25/29	2,097	2,173,355

A23

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2017-DNA03, Class M2, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.609%(c)	03/25/30	2,177	$2,218,288
Series 2017-HQA02, Class M2B, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.759%(c)	12/25/29	972	974,479
Series 2017-HQA03, Class M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.459%(c)	04/25/30	1,694	1,714,871
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.017%(c)	11/25/50	375	383,919
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.017%(c)	08/25/33	1,910	1,886,216
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.809%(c)	01/25/50	4,798	4,782,422
Series 2020-DNA02, Class B1, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.609%(c)	02/25/50	620	604,590
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.959%(c)	02/25/50	1,820	1,812,946
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.209%(c)	06/25/50	2,170	2,238,989
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.109%(c)	06/25/50	391	393,301
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.109%(c)	08/25/50	1,892	1,991,390
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.859%(c)	08/25/50	730	736,517
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.817%(c)	10/25/50	1,713	1,778,354
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.017%(c)	12/25/50	1,388	1,366,395
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.259%(c)	09/25/50	1,305	1,314,889
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.159%(c)	07/25/49	184	183,404
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.059%(c)	10/25/49	697	696,423
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Freddie Mac REMICS,
Series 3753, Class SK, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.944%(c)	11/15/38	18	$127
Series 3852, Class SW, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.894%(c)	05/15/41	343	52,609
Series 3933, Class SK, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.844%(c)	10/15/41	2,952	574,184
Series 4059, Class SP, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.444%(c)	06/15/42	809	150,259
Series 4248, Class S, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.894%(c)	09/15/43	384	63,925
Series 4286, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.894%(c)	12/15/43	7,777	1,247,126
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.944%(c)	03/15/44	807	138,490
Series 4320, Class SD, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.994%(c)	07/15/39	798	146,465
Series 4468, Class SY, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.994%(c)	05/15/45	339	73,272
Series 4473, Class AS, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.494%(c)	05/15/45	655	101,569
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.894%(c)	05/15/46	1,396	257,551
Series 4905, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.991%(c)	08/25/49	8,384	1,561,663
Series 4980, Class KI, IO
4.500%	06/25/50	6,237	956,199
Series 4989, Class EI, IO
4.000%	07/25/50	537	77,591
Series 4991, Class IE, IO
5.000%	07/25/50	990	116,106
Series 4998, Class GI, IO
4.000%	08/25/50	5,750	886,963
Series 5002, Class SJ, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.991%(c)	07/25/50	2,494	503,846
Series 5009, Class DI, IO
2.000%	09/25/50	3,170	377,757
Series 5012, Class DI, IO
4.000%	09/25/50	645	105,587
Series 5020, Class IH, IO
3.000%	08/25/50	1,915	311,219

A24

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Freddie Mac Strips,
Series 304, Class C45, IO
3.000%	12/15/27	373	$25,622
Government National Mortgage Assoc.,
Series 2010-009, Class XD, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.494%(c)	01/16/40	833	172,651
Series 2010-020, Class SE, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.139%(c)	02/20/40	589	121,467
Series 2010-101, Class S, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.889%(c)	08/20/40	860	170,902
Series 2013-113, Class SA, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
6.589%(c)	08/20/43	447	103,185
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.939%(c)	08/20/43	1,421	308,992
Series 2014-117, Class SJ, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.489%(c)	08/20/44	4,007	730,320
Series 2014-132, Class SL, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.989%(c)	10/20/43	550	77,899
Series 2014-158, Class SA, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.494%(c)	10/16/44	1,948	302,498
Series 2014-180, Class PI, IO
4.000%	08/20/44	230	31,769
Series 2015-057, Class AS, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.489%(c)	04/20/45	1,686	281,693
Series 2015-095, Class GI, IO
4.500%	07/16/45	744	136,599
Series 2015-110, Class MS, IO, 1 Month LIBOR x (1) + 5.710% (Cap 5.710%, Floor 0.000%)
5.599%(c)	08/20/45	1,574	280,098
Series 2015-111, Class IM, IO
4.000%	08/20/45	809	91,476
Series 2015-111, Class IW, IO
4.000%	06/20/45	251	28,049
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.089%(c)	08/20/45	233	41,178
Series 2015-112, Class SB, IO, 1 Month LIBOR x (1) + 5.740% (Cap 5.740%, Floor 0.000%)
5.629%(c)	08/20/45	428	68,516
Series 2015-129, Class IC, IO
4.500%	09/16/45	192	34,642
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1) + 5.700% (Cap 5.700%, Floor 0.000%)
5.589%(c)	10/20/45	220	35,939
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2015-159, Class HS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.089%(c)	11/20/45	356	$68,299
Series 2015-167, Class AS, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.139%(c)	11/20/45	347	65,173
Series 2015-168, Class SD, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.089%(c)	11/20/45	350	63,828
Series 2016-001, Class ST, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.089%(c)	01/20/46	221	40,875
Series 2016-027, Class IA, IO
4.000%	06/20/45	542	52,757
Series 2016-088, Class S, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.089%(c)	01/20/46	528	99,577
Series 2016-109, Class IH, IO
4.000%	10/20/45	909	97,803
Series 2018-067, Class PS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.089%(c)	05/20/48	666	109,426
Series 2018-105, Class SC, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.089%(c)	08/20/48	359	57,460
Series 2018-139, Class SQ, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
6.039%(c)	10/20/48	649	103,913
Series 2019-001, Class SN, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.939%(c)	01/20/49	470	68,003
Series 2019-004, Class SJ, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.939%(c)	01/20/49	827	121,325
Series 2019-006, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.939%(c)	01/20/49	227	36,925
Series 2019-020, Class SF, IO, 1 Month LIBOR x (1) + 3.790% (Cap 3.790%, Floor 0.000%)
3.679%(c)	02/20/49	1,082	95,155
Series 2019-052, Class SK, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.939%(c)	04/20/49	786	107,390
Series 2019-069, Class S, IO, 1 Month LIBOR x (1) + 3.270% (Cap 3.270%, Floor 0.000%)
3.159%(c)	06/20/49	892	63,611
Series 2019-078, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.939%(c)	06/20/49	1,170	181,486
Series 2019-078, Class SE, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.989%(c)	06/20/49	332	49,344
Series 2019-097, Class SC, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.989%(c)	08/20/49	681	115,813

A25

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2019-151, Class IA, IO
3.500%	12/20/49	1,120	$161,093
Series 2019-151, Class NI, IO
3.500%	10/20/49	3,110	322,223
Series 2019-153, Class EI, IO
4.000%	12/20/49	1,486	195,203
Series 2020-007, Class GI, IO
4.000%	01/20/50	192	21,231
Series 2020-011, Class SN, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.939%(c)	01/20/50	329	61,268
Series 2020-021, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.939%(c)	02/20/50	4,565	809,586
Series 2020-051, Class ID, IO
3.500%	04/20/50	1,555	128,764
Series 2020-061, Class GI, IO
5.000%	05/20/50	1,231	103,041
Series 2020-061, Class SF, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
6.329%(c)	07/20/43	1,790	335,704
Series 2020-061, Class SW, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.939%(c)	08/20/49	2,936	443,446
Series 2020-078, Class DI, IO
4.000%	06/20/50	6,621	925,356
Series 2020-079, Class AI, IO
4.000%	06/20/50	1,816	195,042
Series 2020-146, Class IM, IO
2.500%	10/20/50	435	52,026
Series 2020-151, Class MI, IO
2.500%	10/20/50	1,180	150,573
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
0.549%(c)	06/25/45	1,035	966,553
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.269%(c)	03/25/37	506	499,919
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.339%(c)	07/25/46	824	825,998
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.359%(c)	11/25/24	263	258,501
Lehman XS Trust,
Series 2005-07N, Class 1A1A, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.649%(c)	12/25/35	927	911,634
Mill City Mortgage Loan Trust,
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59	743	768,954
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
PMT Credit Risk Transfer Trust,
Series 2019-01R, Class A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.115%(c)	03/27/24		731	$694,310
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.859%(c)	05/27/23		1,059	1,047,870
Series 2019-03R, Class A, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
2.809%(c)	10/27/22		99	99,358
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.429%(c)	01/25/37		714	685,849
Series 2007-QA05, Class 2A1
5.726%(cc)	09/25/37		749	644,838
Series 2007-QH08, Class A
1.272%(cc)	10/25/37		592	568,372
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.429%(c)	10/25/35		479	474,165
Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.209%(c)	09/25/48		1,857	1,850,527
Structured Asset Mortgage Investments Trust,
Series 2006-AR01, Class 2A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.569%(c)	02/25/36		105	108,657
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.957%(c)	09/25/46		705	728,962
				94,410,194

Total Residential Mortgage-Backed Securities (cost $114,461,019)				117,434,408
Sovereign Bonds — 37.6%
Australia — 2.2%
Australia Government Bond,
Bonds, Series 137
2.750%	04/21/24	AUD	11,540	9,466,047
Sr. Unsec’d. Notes
0.250%	11/21/25	AUD	3,046	2,270,012
Sr. Unsec’d. Notes, Series 139
3.250%	04/21/25	AUD	23,015	19,405,694
Sr. Unsec’d. Notes, Series 144
3.750%	04/21/37	AUD	8,535	7,742,222
Sr. Unsec’d. Notes, Series 145
2.750%	06/21/35	AUD	9,106	7,397,721
Sr. Unsec’d. Notes, Series 149
2.250%	05/21/28	AUD	502	406,340

A26

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Australia (cont’d.)
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	18,754	$15,060,851
Sr. Unsec’d. Notes, Series 160
1.000%	12/21/30	AUD	12,049	8,531,793
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	17,147	10,347,024
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	7,135	5,306,518
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	2,150	1,737,540
				87,671,762
Austria — 0.4%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	02/20/29	EUR	3,955	4,922,934
0.750%	10/20/26	EUR	1,800	2,257,809
0.750%	02/20/28	EUR	3,437	4,346,687
0.750%	03/20/51	EUR	962	1,196,431
0.850%	06/30/2120	EUR	510	582,983
2.100%	09/20/2117	EUR	500	1,027,319
2.400%	05/23/34	EUR	2,110	3,227,631
				17,561,794
Bahrain — 0.1%
Bahrain Government International Bond,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31		1,588	1,565,474
7.375%	05/14/30		260	289,027
Sr. Unsec’d. Notes, 144A, MTN
5.250%	01/25/33		615	583,797
				2,438,298
Belgium — 0.5%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 71
3.750%	06/22/45	EUR	2,760	5,481,827
Sr. Unsec’d. Notes, Series 76, 144A
1.900%	06/22/38	EUR	4,825	7,068,958
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	1,747	2,238,548
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50	EUR	1,581	2,298,601
Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	1,180	2,368,245
Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	1,678	2,016,151
				21,472,330
Bermuda — 0.0%
Bermuda Government International Bond,
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		220	215,181
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Canada — 3.7%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
1.800%	12/15/24	CAD	2,990	$2,457,096
1.950%	12/15/25	CAD	21,775	17,935,573
2.250%	12/15/25	CAD	13,720	11,451,021
Canadian Government Bond,
Bonds
0.250%	04/01/24	CAD	7,265	5,740,297
0.250%	03/01/26	CAD	7,945	6,098,702
0.500%	09/01/25	CAD	13,975	10,939,174
0.500%	12/01/30	CAD	5,293	3,814,369
1.500%	02/01/22	CAD	22,271	17,921,110
1.500%	06/01/23	CAD	10,642	8,696,301
2.000%	12/01/51	CAD	731	585,741
3.500%	12/01/45	CAD	4,439	4,605,599
Bonds, Series 0004
2.750%	12/01/48	CAD	3,670	3,410,160
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	2,500	2,109,774
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	1,000	1,023,736
Province of Ontario,
Notes
4.650%	06/02/41	CAD	2,380	2,458,610
Sr. Unsec’d. Notes
1.600%	02/25/31(a)		3,520	3,371,826
2.400%	06/02/26	CAD	200	167,015
2.500%	04/27/26		2,050	2,184,731
Unsec’d. Notes
2.600%	06/02/27	CAD	3,560	2,996,394
3.450%	06/02/45	CAD	4,225	3,748,743
Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	8,452	11,308,840
Province of Quebec,
Sr. Unsec’d. Notes
2.750%	04/12/27		1,975	2,134,111
Unsec’d. Notes
2.750%	09/01/27	CAD	6,980	5,942,823
3.000%	09/01/23	CAD	18,319	15,444,428
3.500%	12/01/45	CAD	1,795	1,610,175
				148,156,349
Chile — 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes
1.625%	01/30/25	EUR	1,073	1,336,697
3.500%	01/25/50		400	408,278
3.500%	04/15/53		770	770,969
				2,515,944
China — 0.1%
China Government Bond,
Bonds, Series INBK
3.390%	03/16/50	CNH	39,360	5,634,266

A27

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Colombia — 0.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.000%	01/30/30		622	$608,981
4.125%	05/15/51		200	190,387
Colombian TES,
Bonds, Series B
5.750%	11/03/27	COP	19,370,700	5,162,649
				5,962,017
Croatia — 0.2%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	2,150	2,590,728
Unsec’d. Notes
1.500%	06/17/31	EUR	3,265	4,035,333
				6,626,061
Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds, Series 061
3.850%	09/29/21	CZK	30,900	1,416,092
Bonds, Series 078
2.500%	08/25/28	CZK	16,720	790,074
				2,206,166
Denmark — 0.1%
Denmark Government Bond,
Bonds
1.500%	11/15/23	DKK	960	159,460
1.750%	11/15/25	DKK	16,539	2,876,426
4.500%	11/15/39	DKK	7,985	2,238,792
				5,274,678
Dominican Republic — 0.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		150	151,220
6.400%	06/05/49		400	420,357
				571,577
Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30		123	72,421
6.604%(s)	07/31/30		34	13,834
				86,255
Egypt — 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A
4.550%	11/20/23		270	276,114
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31		2,455	2,298,122
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Egypt (cont’d.)
Sr. Unsec’d. Notes, EMTN
4.750%	04/11/25	EUR	770	$936,874
				3,511,110
Finland — 0.2%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	923	1,066,262
0.500%	09/15/28	EUR	1,960	2,444,532
0.500%	09/15/29	EUR	2,130	2,654,183
0.875%	09/15/25	EUR	1,525	1,905,744
				8,070,721
France — 2.7%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	9,600	11,444,384
Unsec’d. Notes, 144A
1.375%	01/20/31		5,334	5,061,903
French Republic Government Bond OAT,
Bonds
0.000%	03/25/23	EUR	6,877	8,170,660
0.000%	02/25/26	EUR	6,805	8,171,161
0.000%	11/25/30	EUR	23,225	27,371,563
3.250%	05/25/45	EUR	3,080	5,742,256
4.500%	04/25/41	EUR	770	1,599,806
Bonds, 144A
0.100%	03/01/26	EUR	18,710	24,068,928
0.500%	06/25/44	EUR	7,993	9,184,102
1.750%	05/25/66	EUR	259	398,388
4.000%	04/25/55	EUR	425	970,000
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	4,655	6,506,954
				108,690,105
Germany — 1.4%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.000%	08/15/29	EUR	6,815	8,271,987
0.000%	08/15/30	EUR	2,520	3,048,891
0.000%	08/15/50	EUR	6,123	6,661,700
1.250%	08/15/48	EUR	1,062	1,586,759
2.500%	08/15/46	EUR	2,320	4,304,507
Bonds, Series 2007
4.250%	07/04/39	EUR	1,845	3,851,775
Deutsche Bundesrepublik Inflation Linked Bond,
Bonds
0.100%	04/15/26	EUR	18,445	23,875,449
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	2,100	3,058,687
				54,659,755

A28

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hungary — 0.1%
Hungary Government Bond,
Bonds, Series 25/B
5.500%	06/24/25	HUF	170,190	$637,691
Hungary Government International Bond,
Sr. Unsec’d. Notes
1.500%	11/17/50	EUR	425	472,106
1.750%	06/05/35	EUR	1,800	2,256,975
				3,366,772
Indonesia — 0.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	717	813,525
3.350%	03/12/71(a)		860	814,656
3.375%	07/30/25	EUR	1,300	1,697,376
4.450%	04/15/70		1,270	1,392,435
Sr. Unsec’d. Notes, EMTN
3.850%	07/18/27		3,050	3,346,631
5.875%	01/15/24		1,854	2,097,773
Indonesia Treasury Bond,
Bonds, Series 065
6.625%	05/15/33	IDR	30,788,000	2,064,319
Bonds, Series 059
7.000%	05/15/27	IDR	37,569,000	2,695,384
				14,922,099
Ireland — 0.2%
Ireland Government Bond,
Sr. Unsec’d. Notes
0.200%	10/18/30	EUR	1,030	1,234,471
Unsec’d. Notes
0.900%	05/15/28	EUR	1,370	1,743,083
1.100%	05/15/29	EUR	1,842	2,385,468
1.500%	05/15/50	EUR	408	571,480
				5,934,502
Israel — 0.1%
Israel Government Bond,
Bonds, Series 0323
4.250%	03/31/23	ILS	3,350	1,083,616
Bonds, Series 0327
2.000%	03/31/27	ILS	8,442	2,724,301
Bonds, Series 0825
1.750%	08/31/25	ILS	2,680	847,977
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30		765	800,699
State of Israel,
Sr. Unsec’d. Notes
3.800%	05/13/60		200	214,557
				5,671,150
Italy — 3.5%
Italy Buoni Poliennali Del Tesoro,
Bonds
0.950%	03/15/23	EUR	10,390	12,495,679
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Italy (cont’d.)
1.350%	04/15/22	EUR	4,615	$5,511,014
6.000%	05/01/31	EUR	6,380	11,372,994
Bonds, 144A
2.800%	03/01/67	EUR	3,500	5,130,904
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	3,620	4,277,088
0.950%	03/01/23	EUR	7,715	9,274,519
2.000%	02/01/28	EUR	10,000	13,082,110
3.000%	08/01/29	EUR	1,477	2,088,543
Sr. Unsec’d. Notes, 144A
0.050%	01/15/23	EUR	3,440	4,065,460
0.600%	08/01/31	EUR	2,050	2,377,721
0.950%	09/15/27	EUR	29,370	35,996,694
1.500%	04/30/45	EUR	16,034	18,870,849
1.700%	09/01/51	EUR	933	1,105,039
1.800%	03/01/41	EUR	5,077	6,392,960
3.100%	03/01/40	EUR	1,302	1,983,732
3.850%	09/01/49	EUR	900	1,591,981
5.000%	09/01/40	EUR	628	1,199,484
Italy Certificati di Credito del Tesoro,
Bonds, 6 Month EURIBOR + 1.850%
1.323%(c)	01/15/25	EUR	3,720	4,608,845
				141,425,616
Ivory Coast — 0.0%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	290	331,818
5.875%	10/17/31	EUR	1,085	1,344,488
				1,676,306
Japan — 12.7%
Japan Government Five Year Bond,
Bonds, Series 131
0.100%	03/20/22	JPY	3,650,650	33,040,622
Bonds, Series 141
0.100%	09/20/24	JPY	6,947,300	63,247,378
Japan Government Forty Year Bond,
Bonds, Series 09
0.400%	03/20/56	JPY	503,650	4,153,656
Bonds, Series 13
0.500%	03/20/60	JPY	1,094,250	9,239,251
Japan Government Ten Year Bond,
Bonds, Series 325
0.800%	09/20/22	JPY	3,183,750	29,145,613
Bonds, Series 337
0.300%	12/20/24	JPY	2,594,750	23,802,132
Bonds, Series 346
0.100%	03/20/27	JPY	504,850	4,601,926
Bonds, Series 354
0.100%	03/20/29	JPY	5,533,400	50,292,670
Bonds, Series 358
0.100%	03/20/30	JPY	2,902,100	26,305,401
Bonds, Series 359
0.100%	06/20/30	JPY	4,200,950	38,047,875

A29

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Bonds, Series 361
0.100%	12/20/30	JPY	121,450	$1,097,441
Japan Government Thirty Year Bond,
Bonds, Series 30
2.300%	03/20/39	JPY	1,646,000	19,682,641
Bonds, Series 38
1.800%	03/20/43	JPY	857,800	9,788,949
Bonds, Series 51
0.300%	06/20/46	JPY	965,450	8,134,756
Bonds, Series 56
0.800%	09/20/47	JPY	1,227,600	11,606,697
Bonds, Series 62
0.500%	03/20/49	JPY	965,050	8,400,506
Bonds, Series 65
0.400%	12/20/49	JPY	268,150	2,258,730
Bonds, Series 68
0.600%	09/20/50	JPY	1,736,550	15,406,554
Japan Government Twenty Year Bond,
Bonds, Series 145
1.700%	06/20/33	JPY	280,400	2,989,165
Bonds, Series 152
1.200%	03/20/35	JPY	372,000	3,787,839
Bonds, Series 157
0.200%	06/20/36	JPY	1,030,700	9,121,846
Bonds, Series 159
0.600%	12/20/36	JPY	413,550	3,883,456
Bonds, Series 162
0.600%	09/20/37	JPY	198,100	1,853,369
Bonds, Series 169
0.300%	06/20/39	JPY	378,800	3,335,648
Bonds, Series 170
0.300%	09/20/39	JPY	1,162,000	10,205,400
Bonds, Series 171
0.300%	12/20/39	JPY	658,350	5,781,065
Japan Government Two Year Bond,
Bonds, Series 417
0.100%	10/01/22	JPY	3,190,900	28,919,121
Bonds, Series 422
0.100%	03/01/23	JPY	8,500,600	77,134,905
Japanese Government CPI Linked Bond,
Bonds, Series 23, TIPS
0.100%	03/10/28	JPY	118,104	1,077,310
Bonds, Series 24
0.100%	03/10/29	JPY	872,849	7,939,773
				514,281,695
Malaysia — 0.2%
Malaysia Government Bond,
Bonds, Series 0310
4.498%	04/15/30	MYR	15,370	4,020,106
Bonds, Series 0307
3.502%	05/31/27	MYR	21,988	5,466,358
				9,486,464
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexico — 0.5%
Mexican Bonos,
Bonds, Series M
7.750%	05/29/31	MXN	47,195	$2,467,146
Bonds, Series M20
7.500%	06/03/27	MXN	91,714	4,786,391
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	53,738	2,806,028
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31		1,630	1,544,766
3.250%	04/16/30		1,000	1,010,032
3.771%	05/24/61		285	252,406
4.750%	04/27/32		4,225	4,700,845
5.000%	04/27/51		1,250	1,355,796
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		840	1,008,958
				19,932,368
Netherlands — 0.8%
Netherlands Government Bond,
Bonds, 144A
0.000%	07/15/31	EUR	1,300	1,549,684
0.000%	01/15/52	EUR	1,330	1,409,356
0.250%	07/15/25	EUR	24,688	30,056,154
0.500%	01/15/40	EUR	599	745,785
				33,760,979
New Zealand — 0.1%
New Zealand Government Bond,
Sr. Unsec’d. Notes, Series 0429
3.000%	04/20/29	NZD	3,425	2,659,048
Sr. Unsec’d. Notes, Series 0437
2.750%	04/15/37	NZD	578	424,530
				3,083,578
Norway — 0.1%
Norway Government Bond,
Bonds, 144A, Series 478
1.500%	02/19/26	NOK	6,156	734,646
Sr. Unsec’d. Notes, 144A, Series 483
1.250%	09/17/31	NOK	32,190	3,667,086
				4,401,732
Oman — 0.0%
Oman Government International Bond,
Sr. Unsec’d. Notes, EMTN
4.875%	02/01/25		418	435,731
Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.160%	01/23/30		1,585	1,649,890
3.870%	07/23/60		790	783,023
Sr. Unsub. Notes
2.252%	09/29/32		1,700	1,609,077
				4,041,990

A30

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Peru — 0.0%
Peru Government Bond,
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	2,283	$594,088
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31		955	955,994
				1,550,082
Philippines — 0.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.950%	01/20/40		925	992,842
Poland — 0.1%
Republic of Poland Government Bond,
Bonds, Series 0428
2.750%	04/25/28	PLN	3,700	1,031,108
Bonds, Series 0726
2.500%	07/25/26	PLN	8,128	2,226,682
				3,257,790
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	981	1,192,051
1.950%	06/15/29	EUR	1,090	1,474,740
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	2,020	2,496,592
				5,163,383
Qatar — 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes
4.400%	04/16/50		930	1,080,777
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		2,500	2,839,730
4.400%	04/16/50		1,100	1,278,339
				5,198,846
Romania — 0.3%
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	380	511,377
Sr. Unsec’d. Notes
3.000%	02/14/31		570	570,616
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		2,210	2,139,881
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	70	82,311
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	120	155,491
3.375%	01/28/50	EUR	400	492,089
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	3,190	3,717,795
Unsec’d. Notes, EMTN
1.375%	12/02/29	EUR	1,604	1,869,387
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romania (cont’d.)
2.124%	07/16/31	EUR	1,300	$1,557,089
				11,096,036
Russia — 0.1%
Russian Federal Bond - OFZ,
Bonds, Series 6207
8.150%	02/03/27	RUB	189,065	2,676,533
Bonds, Series 6212
7.050%	01/19/28	RUB	86,350	1,155,379
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
4.750%	05/27/26		800	896,349
				4,728,261
Saudi Arabia — 0.2%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		1,261	1,186,264
2.900%	10/22/25		1,435	1,521,050
3.450%	02/02/61		470	432,775
Sr. Unsec’d. Notes, EMTN
2.500%	02/03/27		3,500	3,613,534
				6,753,623
Senegal — 0.0%
Senegal Government International Bond,
Sr. Unsec’d. Notes
6.250%	07/30/24		1,661	1,795,066
Singapore — 0.1%
Singapore Government Bond,
Bonds
2.750%	07/01/23	SGD	2,870	2,236,006
3.500%	03/01/27	SGD	4,344	3,640,859
				5,876,865
Slovakia — 0.0%
Slovakia Government Bond,
Sr. Unsec’d. Notes, Series 223
3.375%	11/15/24	EUR	45	60,367
Slovenia — 0.0%
Slovenia Government Bond,
Bonds, Series RS76
3.125%	08/07/45	EUR	405	722,562
South Africa — 0.1%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.300%	10/12/28		1,870	1,839,029
South Korea — 0.5%
Korea Treasury Bond,
0.750%	03/10/23	KRW	5,694,250	5,014,965
Bonds, Series 2303
2.375%	03/10/23	KRW	4,791,340	4,349,017
Bonds, Series 2706
2.125%	06/10/27	KRW	1,377,680	1,243,280

A31

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
South Korea (cont’d.)
Bonds, Series 2912
1.375%	12/10/29	KRW	6,015,170	$5,053,322
Bonds, Series 4412
2.750%	12/10/44	KRW	1,563,240	1,525,557
Bonds, Series 4703
2.125%	03/10/47	KRW	980,830	860,505
Bonds, Series 4803
2.625%	03/10/48	KRW	1,472,320	1,421,351
Bonds, Series 5003
1.500%	03/10/50	KRW	968,540	735,468
				20,203,465
Spain — 1.5%
Spain Government Bond,
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	6,385	7,587,453
0.000%	01/31/25	EUR	5,811	6,912,129
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	1,226	1,345,659
1.200%	10/31/40	EUR	8,643	10,546,289
1.250%	10/31/30	EUR	7,878	10,089,145
3.450%	07/30/66	EUR	1,370	2,572,917
4.200%	01/31/37	EUR	4,524	8,061,485
Sr. Unsec’d. Notes, Series 30Y, 144A
2.700%	10/31/48	EUR	897	1,421,412
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	9,788	12,641,115
				61,177,604
Supranational Bank — 0.3%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
0.875%	04/10/35	EUR	2,750	3,517,560
1.450%	09/05/40	EUR	3,325	4,633,879
European Union,
Sr. Unsec’d. Notes, EMTN
0.200%	06/04/36	EUR	2,030	2,366,690
				10,518,129
Sweden — 0.1%
Sweden Government Bond,
Bonds, Series 1059
1.000%	11/12/26	SEK	24,190	2,924,643
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	13,375	1,490,179
				4,414,822
Switzerland — 0.3%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	773	1,081,096
3.250%	06/27/27	CHF	2,186	2,866,380
3.500%	04/08/33	CHF	1,317	2,015,418
4.000%	04/08/28	CHF	4,110	5,744,716
				11,707,610
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Thailand — 0.2%
Thailand Government Bond,
Bonds
4.675%	06/29/44	THB	55,896	$2,339,283
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	3,752,362
3.650%	06/20/31	THB	40,480	1,493,901
4.875%	06/22/29	THB	20,376	805,853
				8,391,399
Turkey — 0.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes
5.250%	03/13/30		290	257,612
5.875%	06/26/31		280	253,327
5.950%	01/15/31		280	254,056
				764,995
Ukraine — 0.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	600	644,788
7.253%	03/15/33		520	517,294
				1,162,082
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		1,830	1,990,041
Sr. Unsec’d. Notes, EMTN
3.125%	04/16/30		3,500	3,751,632
				5,741,673
United Kingdom — 2.6%
United Kingdom Gilt,
Bonds
0.500%	10/22/61	GBP	635	656,213
0.625%	06/07/25	GBP	5,833	8,154,966
0.625%	07/31/35	GBP	6,000	7,627,456
0.625%	10/22/50	GBP	5,506	6,179,624
1.250%	10/22/41	GBP	4,615	6,230,098
1.500%	07/22/47	GBP	4,774	6,733,628
1.750%	09/07/37	GBP	13,766	20,349,106
1.750%	07/22/57	GBP	1,650	2,543,468
2.500%	07/22/65	GBP	1,240	2,410,394
3.500%	07/22/68	GBP	940	2,326,371
4.250%	12/07/40	GBP	515	1,071,259
4.250%	12/07/46	GBP	3,953	8,807,561
4.500%	09/07/34	GBP	16,540	32,441,611
				105,531,755

Total Sovereign Bonds (cost $1,539,364,400)				1,522,393,637
U.S. Government Agency Obligations — 12.4%
Federal Home Loan Mortgage Corp.
1.500%	01/01/36		831	835,071

A32

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
1.500%	01/01/51	1,088	$1,051,619
2.000%	12/01/35	3,493	3,587,812
2.500%	06/01/30	383	401,127
2.500%	07/01/30	169	177,583
2.500%	11/01/35	477	497,224
2.500%	05/01/50	3,498	3,617,998
2.500%	07/01/50	1,581	1,642,463
3.000%	06/01/30	104	110,431
3.000%	07/01/30	69	72,997
3.000%	07/01/30	77	81,619
3.000%	07/01/35	68	71,749
3.000%	09/01/35	351	369,307
3.000%	01/01/37	231	243,034
3.000%	02/01/37	347	364,793
3.000%	05/01/45	377	400,505
3.000%	08/01/46	1,094	1,151,621
3.000%	09/01/46	1,860	1,957,231
3.000%	02/01/47	685	724,676
3.000%	12/01/50	7,690	8,175,813
3.500%	01/01/26	25	27,076
3.500%	05/01/30	63	67,704
3.500%	06/01/30	12	13,560
3.500%	10/01/30	97	104,436
3.500%	07/01/35	84	90,668
3.500%	08/01/42	393	425,570
3.500%	01/01/44	425	461,293
3.500%	07/01/45	482	519,551
3.500%	09/01/47	1,895	2,011,641
3.500%	11/01/47	3,529	3,735,968
3.500%	03/01/48	2,673	2,836,220
3.500%	11/01/49	1,397	1,499,411
3.500%	01/01/50	1,600	1,726,821
4.000%	01/01/33	775	843,450
4.000%	06/01/40	9	10,406
4.000%	02/01/41	29	31,361
4.000%	02/01/41	46	50,099
4.000%	11/01/41	6	6,508
4.000%	06/01/42	196	214,774
4.000%	09/01/44	408	449,292
4.000%	04/01/45	128	141,118
4.000%	05/01/45	289	318,380
4.000%	02/01/46	1,365	1,487,448
4.000%	05/01/46	419	455,946
4.000%	01/01/47	468	515,336
4.000%	04/01/48	1,084	1,169,306
4.000%	09/01/48	64	68,454
4.500%	12/01/34	97	108,460
4.500%	09/01/40	83	92,891
4.500%	03/01/41	467	519,811
4.500%	07/01/41	151	169,556
4.500%	03/01/44	195	220,407
4.500%	07/01/45	53	58,520
4.500%	12/01/45	398	447,668
4.500%	07/01/48	52	56,495
4.500%	08/01/48	110	119,520
4.500%	08/01/48	1,328	1,444,886
4.500%	10/01/48	217	236,438
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	11/01/48	54	$58,934
4.500%	11/01/48	834	907,783
4.500%	11/01/48	3,120	3,421,808
4.500%	12/01/48	1,304	1,418,674
4.500%	03/01/49	50	54,622
4.500%	04/01/49	819	892,168
4.500%	07/01/49	30	32,235
4.500%	11/01/49	46	49,797
4.500%	12/01/49	52	56,487
5.000%	05/01/38	513	596,608
5.000%	12/01/38	44	51,075
5.000%	11/01/41	54	62,834
5.000%	02/01/42	550	634,931
5.000%	03/01/50	6,372	7,052,389
5.500%	08/01/40	35	40,706
5.500%	06/01/41	180	211,199
5.500%	09/01/41	763	894,621
6.000%	11/01/37	7	8,544
Federal National Mortgage Assoc.
2.000%	TBA	19,000	18,929,492
2.000%	TBA(tt)	35,929	35,861,633
2.000%	04/01/30	45	46,074
2.000%	07/01/30	170	174,992
2.000%	08/01/30	48	48,896
2.000%	04/01/31	153	157,105
2.000%	03/01/51	2,768	2,764,964
2.000%	04/01/51	14,100	14,083,263
2.500%	TBA(tt)	5,875	6,028,760
2.500%	TBA	29,000	29,696,680
2.500%	05/01/30	42	43,448
2.500%	05/01/30	253	264,888
2.500%	06/01/30	97	101,429
2.500%	07/01/30	220	229,925
2.500%	07/01/30	242	254,088
2.500%	07/01/30	252	263,890
2.500%	04/01/37	2,051	2,111,433
2.500%	04/01/43	32	33,517
2.500%	09/01/43	73	75,290
2.500%	04/01/45	41	42,433
2.500%	09/01/46	47	48,101
2.500%	07/01/50	5,411	5,646,832
2.500%	10/01/50	2,679	2,786,428
2.500%	11/01/50	2,015	2,076,503
2.500%	04/01/51	15,000	15,406,873
3.000%	06/01/30	298	316,363
3.000%	07/01/30	44	46,302
3.000%	07/01/30	212	224,435
3.000%	07/01/30	402	427,056
3.000%	09/01/30	235	248,923
3.000%	11/01/30	113	119,864
3.000%	03/01/31	361	382,048
3.000%	06/01/32	585	621,539
3.000%	07/01/33	414	436,830
3.000%	03/01/35	112	117,705
3.000%	09/01/35	64	67,461
3.000%	09/01/35	204	214,285
3.000%	03/01/36	94	99,336

A33

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/01/37	187	$197,104
3.000%	05/01/45	1,711	1,802,459
3.000%	06/01/45	873	928,968
3.000%	07/01/45	290	307,318
3.000%	08/01/45	920	971,988
3.000%	01/01/46	142	149,804
3.000%	04/01/46	1,509	1,586,535
3.000%	10/01/46	374	393,344
3.000%	10/01/46	558	588,094
3.000%	11/01/46	1,338	1,406,242
3.000%	12/01/46	558	590,255
3.000%	12/01/46	2,199	2,312,603
3.000%	09/01/50	3,122	3,258,762
3.000%	12/01/50	2,836	2,961,176
3.500%	TBA	2,000	2,112,734
3.500%	11/01/25	55	58,545
3.500%	11/01/26	301	321,397
3.500%	09/01/29	53	57,787
3.500%	12/01/29	154	166,162
3.500%	04/01/30	76	81,754
3.500%	05/01/30	139	150,272
3.500%	10/01/30	234	251,558
3.500%	01/01/35	42	44,650
3.500%	08/01/35	28	30,226
3.500%	02/01/36	524	563,522
3.500%	02/01/37	166	177,679
3.500%	02/01/42	334	361,729
3.500%	11/01/42	603	655,812
3.500%	11/01/42	3,279	3,561,342
3.500%	01/01/43	610	663,726
3.500%	04/01/43	211	229,245
3.500%	04/01/43	2,144	2,330,696
3.500%	06/01/43	977	1,061,293
3.500%	08/01/47	312	331,650
3.500%	09/01/47	1,178	1,249,128
3.500%	09/01/47	1,765	1,873,237
3.500%	01/01/48	3,892	4,132,151
3.500%	03/01/48	1,605	1,701,835
3.500%	03/01/48	2,281	2,448,918
3.500%	11/01/48	1,387	1,467,328
3.500%	01/01/50	2,471	2,659,301
3.500%	09/01/57	2,104	2,306,158
3.500%	05/01/58	831	901,829
4.000%	TBA	1,000	1,072,891
4.000%	04/01/26	23	24,104
4.000%	05/01/27	23	24,832
4.000%	05/01/32	15	16,707
4.000%	04/01/35	231	249,260
4.000%	03/01/41	544	596,833
4.000%	11/01/42	550	604,021
4.000%	06/01/44	209	229,070
4.000%	03/01/45	150	164,279
4.000%	01/01/46	504	549,165
4.000%	03/01/46	895	974,385
4.000%	06/01/46	49	54,012
4.000%	04/01/47	561	606,591
4.000%	12/01/47	1,532	1,653,440
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	01/01/48	952	$1,030,472
4.000%	02/01/49	2,176	2,354,047
4.500%	TBA	7,000	7,620,156
4.500%	08/01/23	40	42,973
4.500%	04/01/25	20	21,209
4.500%	01/01/34	13	14,055
4.500%	11/01/39	58	65,435
4.500%	03/01/40	38	42,636
4.500%	08/01/40	207	230,270
4.500%	02/01/41	175	196,370
4.500%	06/01/41	545	606,492
4.500%	09/01/41	109	123,034
4.500%	01/01/42	47	52,660
4.500%	01/01/42	268	297,840
4.500%	01/01/43	280	314,165
4.500%	03/01/44	141	158,392
4.500%	06/01/44	38	42,680
4.500%	01/01/45	69	76,321
4.500%	06/01/45	416	463,046
4.500%	07/01/47	42	45,708
4.500%	05/01/48	1,471	1,606,121
4.500%	06/01/48	597	649,321
4.500%	08/01/48	23	25,007
4.500%	08/01/48	118	128,195
4.500%	09/01/48	554	611,074
4.500%	09/01/48	1,928	2,122,700
4.500%	10/01/48	63	68,331
4.500%	10/01/48	681	740,348
4.500%	12/01/48	606	661,820
4.500%	12/01/48	1,589	1,731,274
4.500%	02/01/49	112	122,438
4.500%	02/01/49	795	865,112
4.500%	03/01/49	759	826,498
4.500%	04/01/49	958	1,041,819
4.500%	05/01/49	90	97,833
4.500%	05/01/49	111	120,564
4.500%	06/01/49	67	73,111
4.500%	06/01/49	7,066	7,669,657
4.500%	08/01/49	846	921,810
4.500%	02/01/50	42	46,089
4.500%	01/01/51	1,114	1,255,251
5.000%	07/01/28	6	6,724
5.000%	12/01/35	42	48,448
5.000%	05/01/38	271	315,132
5.000%	10/01/41	203	236,713
5.000%	08/01/44	25	28,023
5.000%	07/01/48	126	139,750
5.000%	08/01/48	21	23,327
5.500%	05/01/37	24	28,036
5.500%	07/01/38	136	159,299
5.500%	05/01/39	186	218,120
5.500%	05/01/40	116	133,184
5.500%	07/01/41	237	278,808
5.500%	09/01/41	183	214,358
5.500%	02/01/42	703	808,439
6.000%	02/01/36	97	115,456
6.000%	11/01/38	99	118,203

A34

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	09/01/39	225	$267,736
6.000%	06/01/40	137	162,274
6.000%	05/01/41	66	78,355
Government National Mortgage Assoc.
2.000%	TBA	68,000	68,547,188
2.500%	TBA	18,000	18,536,484
2.500%	TBA	25,000	25,794,922
2.500%	01/20/47	238	246,901
2.500%	02/20/51	5,783	5,969,104
3.000%	TBA(tt)	5,280	5,500,294
3.000%	TBA	6,000	6,253,594
3.000%	11/20/43	917	976,675
3.000%	01/15/45	74	78,804
3.000%	01/15/45	162	171,864
3.000%	03/15/45	145	152,130
3.000%	07/15/45	15	15,322
3.000%	01/20/47	1,470	1,545,690
3.000%	06/20/47	2,280	2,415,726
3.000%	08/20/47	957	1,010,367
3.000%	02/20/50	1,119	1,165,616
3.000%	05/20/50	81	84,888
3.000%	11/20/50	1,584	1,663,438
3.500%	07/15/42	53	56,572
3.500%	04/15/45	160	170,638
3.500%	07/20/47	5,187	5,519,625
3.500%	08/20/47	1,311	1,396,450
3.500%	09/20/47	261	277,300
3.500%	11/20/47	209	222,435
3.500%	12/20/47	197	209,222
3.500%	03/20/48	726	771,863
4.000%	TBA	4,000	4,270,000
4.000%	01/15/41	55	61,203
4.000%	03/15/44	273	302,492
4.000%	05/15/45	68	74,399
4.000%	05/20/45	30	33,271
4.000%	07/20/45	2,054	2,261,835
4.000%	10/20/45	26	28,620
4.000%	01/20/46	453	496,419
4.000%	02/20/46	155	170,291
4.000%	03/20/46	700	768,775
4.000%	07/20/47	1,524	1,651,757
4.000%	12/20/47	549	592,874
4.000%	07/20/48	2,813	3,023,801
4.500%	04/15/40	63	71,202
4.500%	10/15/41	133	149,788
4.500%	07/20/44	589	660,366
4.500%	04/20/45	681	763,616
4.500%	11/20/47	351	384,170
4.500%	12/20/48	12,693	13,752,352
4.500%	01/20/49	7,879	8,538,696
4.500%	02/20/49	939	1,017,704
4.500%	10/20/49	1,333	1,442,747
4.500%	12/20/49	840	907,710
4.500%	04/20/50	65	70,232
5.000%	06/15/38	81	94,188
5.000%	01/15/39	69	80,162
5.000%	06/15/39	135	156,398
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	12/15/39	110	$127,546
5.000%	10/20/42	36	41,592
5.000%	03/15/44	482	556,964
5.000%	09/20/48	625	686,383
5.000%	10/20/48	1,620	1,774,612
5.000%	11/20/48	1,532	1,677,885
5.000%	12/20/48	158	173,313
5.000%	01/20/49	4,425	4,847,259
5.000%	03/20/49	2,299	2,519,893
5.000%	06/20/49	77	84,704
5.000%	01/20/50	93	101,481
5.000%	03/20/50	360	394,366
5.500%	03/15/37	20	23,077

Total U.S. Government Agency Obligations (cost $499,425,944)			503,611,501
U.S. Treasury Obligations — 8.3%
U.S. Treasury Bonds
1.125%	05/15/40	6,675	5,452,641
1.125%	08/15/40	46,009	37,439,824
1.375%	11/15/40	4,127	3,513,753
1.875%	02/15/51(a)	9,828	8,723,886
2.000%	02/15/50	5,995	5,490,108
4.375%	11/15/39(k)	5,945	7,945,864
4.500%	08/15/39	2,660	3,601,806
4.625%	02/15/40	2,130	2,937,070
U.S. Treasury Notes
0.125%	02/15/24	25,406	25,269,046
0.250%	11/15/23(a)(k)	5,895	5,892,237
0.250%	05/31/25	39,665	38,905,787
0.250%	06/30/25	8,465	8,293,055
0.250%	09/30/25	62,731	61,187,230
0.375%	01/31/26	7,201	7,021,538
0.625%	05/15/30	1,200	1,092,375
0.875%	11/15/30(a)	3,526	3,261,550
1.250%	08/31/24	2,935	3,011,356
1.500%	11/30/24	1,890	1,954,230
1.500%	02/15/30(h)(k)	17,720	17,506,806
1.625%	02/15/26	280	289,559
1.625%	10/31/26	41,290	42,483,539
1.875%	01/31/22	25,135	25,513,007
2.000%	02/15/25	180	189,591
2.125%	05/31/26	8,060	8,527,858
2.625%	12/31/25	517	559,410
U.S. Treasury Strips Principal
1.912%(s)	11/15/50	23,203	11,226,264

Total U.S. Treasury Obligations (cost $353,592,451)			337,289,390

A35

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stock — 0.1%
Bermuda
MT LOGAN Re Ltd. Private Placement*	3,000	$2,965,046
(cost $3,000,000)

Total Long-Term Investments (cost $3,936,118,940)		3,919,691,701
Short-Term Investments — 9.5%
Affiliated Mutual Funds — 5.2%
PGIM Core Ultra Short Bond Fund(wa)	113,602,130	113,602,130
PGIM Institutional Money Market Fund (cost $96,544,022; includes $96,531,824 of cash collateral for securities on loan)(b)(wa)	96,585,558	96,537,265

Total Affiliated Mutual Funds (cost $210,146,152)		210,139,395

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 1.9%
American Honda Finance Corp.
0.230%	05/21/21	13,800	13,795,758
Dominion Energy, Inc.
0.190%	04/14/21	16,150	16,149,001
Entergy Corp.
0.220%	05/24/21	14,475	14,469,659
Fidelity National Information Services, Inc.
0.300%	05/03/21	16,225	16,222,249
Intercontinental Exchange, Inc.
0.180%	04/20/21	16,525	16,522,554

Total Commercial Paper (cost $77,158,899)				77,159,221
Corporate Bond — 0.2%
United States
Gilead Sciences, Inc.,
0.332%(c)	09/17/21	8,750,000	8,752,376
(cost $8,756,535)
U.S. Treasury Obligation(n) — 0.1%
U.S. Treasury Bills
0.026%	04/08/21	5,850	5,849,996
(cost $5,849,971)

Shares
Unaffiliated Fund — 2.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)	81,221,702	81,221,702
(cost $81,221,702)

Value
Options Purchased*~ — 0.1%
(cost $1,526,794)	$2,692,702

Total Short-Term Investments (cost $384,660,053)	385,815,392

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.3% (cost $4,320,778,993)	4,305,507,093

Options Written*~ — (0.1)%
(premiums received $3,000,466)	(4,261,505)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.2% (cost $4,317,778,527)	4,301,245,588

Liabilities in excess of other assets(z) — (6.2)%	(250,374,870)

Net Assets — 100.0%	$4,050,870,718

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

A36

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
ESTRON	Euro Short Term Rate Overnight
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,612,977 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,680,211; cash collateral of $96,531,824 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,733,415. The aggregate value of $5,612,977 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 47,083,820 is 1.6% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A37

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	04/14/21	(12,000)		$(12,314,063)
Federal National Mortgage Assoc.	3.000%	TBA	04/14/21	(2,000)		(2,083,203)
Federal National Mortgage Assoc.	3.000%	TBA	05/13/21	(4,000)		(4,167,188)
Federal National Mortgage Assoc.	5.000%	TBA	04/14/21	(6,000)		(6,646,992)
Government National Mortgage Assoc.	2.000%	TBA	04/21/21	(42,000)		(42,406,875)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $67,447,324)						$(67,618,321)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 11/16/27	Call	JPMorgan Chase Bank, N.A.	11/14/22	0.70%	3 Month LIBOR(Q)	0.70%(S)		31,600	$85,301
5-Year Interest Rate Swap, 06/03/26	Put	Deutsche Bank AG	06/03/21	0.93%	0.93%(S)	3 Month LIBOR(Q)		56,200	626,364
5-Year Interest Rate Swap, 08/12/26	Put	JPMorgan Chase Bank, N.A.	08/12/21	0.75%	0.75%(S)	3 Month LIBOR(Q)		57,190	1,329,364
30-Year Interest Rate Swap, 06/03/51	Put	JPMorgan Chase Bank, N.A.	06/01/21	0.39%	0.39%(A)	6 Month EURIBOR(S)	EUR	2,550	117,036
30-Year Interest Rate Swap, 06/03/51	Put	JPMorgan Chase Bank, N.A.	06/03/21	0.33%	0.33%(A)	6 Month EURIBOR(S)	EUR	2,370	154,806
30-Year Interest Rate Swap, 06/08/51	Put	UBS AG	06/08/21	0.42%	0.42%(A)	6 Month EURIBOR(S)	EUR	2,500	109,956
30-Year Interest Rate Swap, 06/09/51	Put	Citibank, N.A.	06/09/21	0.43%	0.43%(A)	6 Month EURIBOR(S)	EUR	2,520	105,895
30-Year Interest Rate Swap, 06/29/51	Put	Citibank, N.A.	06/25/21	0.47%	0.47%(A)	6 Month EURIBOR(S)	EUR	2,570	102,391
30-Year Interest Rate Swap, 07/02/51	Put	Bank of America, N.A.	07/02/21	0.58%	0.58%(A)	6 Month EURIBOR(S)	EUR	2,580	61,589
Total Options Purchased (cost $1,526,794)									$2,692,702
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 04/08/31	Call	UBS AG	04/08/21	0.02%	6 Month EURIBOR(S)	0.02%(A)	EUR	9,660	$(5,730)
10-Year Interest Rate Swap, 04/08/31	Call	Deutsche Bank AG	04/09/21	1.64%	3 Month LIBOR(Q)	1.64%(S)		11,420	(3,698)
A38

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 04/14/31	Call	Deutsche Bank AG	04/14/21	0.04%	6 Month EURIBOR(S)	0.04%(A)	EUR	9,660	$(18,001)
10-Year Interest Rate Swap, 04/21/31	Call	JPMorgan Chase Bank, N.A.	04/19/21	0.09%	6 Month EURIBOR(S)	0.09%(A)	EUR	9,660	(53,459)
10-Year Interest Rate Swap, 04/20/31	Call	Morgan Stanley & Co. International PLC	04/20/21	1.65%	3 Month LIBOR(Q)	1.65%(S)		11,420	(19,480)
10-Year Interest Rate Swap, 04/26/31	Call	Morgan Stanley & Co. International PLC	04/26/21	1.72%	3 Month LIBOR(Q)	1.72%(S)		11,420	(48,479)
10-Year Interest Rate Swap, 05/03/31	Call	Citibank, N.A.	05/03/21	0.03%	6 Month EURIBOR(S)	0.03%(A)	EUR	9,660	(30,098)
10-Year Interest Rate Swap, 05/04/31	Call	Morgan Stanley & Co. International PLC	05/03/21	1.72%	3 Month LIBOR(Q)	1.72%(S)		11,420	(57,547)
30-Year Interest Rate Swap, 04/08/51	Call	Morgan Stanley & Co. International PLC	04/06/21	(0.04)%	6 Month EURIBOR(S)	-0.04%(A)	EUR	2,630	—
30-Year Interest Rate Swap, 04/08/51	Call	Morgan Stanley & Co. International PLC	04/06/21	(0.04)%	6 Month EURIBOR(S)	-0.04%(A)	EUR	1,530	—
30-Year Interest Rate Swap, 11/16/52	Call	JPMorgan Chase Bank, N.A.	11/14/22	1.06%	3 Month LIBOR(Q)	1.06%(S)		6,200	(75,353)
5-Year Interest Rate Swap, 06/03/26	Put	JPMorgan Chase Bank, N.A.	06/01/21	0.98%	0.98%(S)	3 Month LIBOR(Q)		16,580	(136,424)
5-Year Interest Rate Swap, 06/03/26	Put	Morgan Stanley & Co. International PLC	06/03/21	0.91%	0.91%(S)	3 Month LIBOR(Q)		15,380	(178,977)
5-Year Interest Rate Swap, 06/03/26	Put	Deutsche Bank AG	06/03/21	1.10%	1.10%(S)	3 Month LIBOR(Q)		56,200	(334,681)
5-Year Interest Rate Swap, 06/03/26	Put	Deutsche Bank AG	06/03/21	1.27%	1.27%(S)	3 Month LIBOR(Q)		56,200	(168,481)
5-Year Interest Rate Swap, 06/08/26	Put	UBS AG	06/08/21	0.96%	0.96%(S)	3 Month LIBOR(Q)		16,100	(162,397)
A39

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 06/09/26	Put	Citibank, N.A.	06/09/21	1.03%	1.03%(S)	3 Month LIBOR(Q)		16,010	$(132,297)
5-Year Interest Rate Swap, 06/29/26	Put	UBS AG	06/25/21	1.10%	1.10%(S)	3 Month LIBOR(Q)		16,160	(123,913)
5-Year Interest Rate Swap, 07/02/26	Put	Bank of America, N.A.	07/02/21	1.25%	1.25%(S)	3 Month LIBOR(Q)		16,000	(79,654)
5-Year Interest Rate Swap, 08/12/26	Put	JPMorgan Chase Bank, N.A.	08/12/21	0.88%	0.88%(S)	3 Month LIBOR(Q)		57,190	(1,026,475)
5-Year Interest Rate Swap, 08/12/26	Put	JPMorgan Chase Bank, N.A.	08/12/21	1.01%	1.01%(S)	3 Month LIBOR(Q)		57,190	(766,120)
10-Year Interest Rate Swap, 04/08/31	Put	UBS AG	04/08/21	0.02%	0.02%(A)	6 Month EURIBOR(S)	EUR	9,660	(63,011)
10-Year Interest Rate Swap, 04/08/31	Put	Deutsche Bank AG	04/09/21	1.64%	1.64%(S)	3 Month LIBOR(Q)		11,420	(156,524)
10-Year Interest Rate Swap, 04/14/31	Put	Deutsche Bank AG	04/14/21	0.04%	0.04%(A)	6 Month EURIBOR(S)	EUR	9,660	(59,127)
10-Year Interest Rate Swap, 04/21/31	Put	JPMorgan Chase Bank, N.A.	04/19/21	0.09%	0.09%(A)	6 Month EURIBOR(S)	EUR	9,660	(37,470)
10-Year Interest Rate Swap, 04/20/31	Put	Morgan Stanley & Co. International PLC	04/20/21	1.65%	1.65%(S)	3 Month LIBOR(Q)		11,420	(167,990)
10-Year Interest Rate Swap, 04/26/31	Put	Morgan Stanley & Co. International PLC	04/26/21	1.72%	1.72%(S)	3 Month LIBOR(Q)		11,420	(121,037)
10-Year Interest Rate Swap, 05/03/31	Put	Citibank, N.A.	05/03/21	0.03%	0.03%(A)	6 Month EURIBOR(S)	EUR	9,660	(88,479)
10-Year Interest Rate Swap, 05/04/31	Put	Morgan Stanley & Co. International PLC	05/03/21	1.72%	1.72%(S)	3 Month LIBOR(Q)		11,420	(146,603)
Total Options Written (premiums received $3,000,466)									$(4,261,505)
A40

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,189	2 Year U.S. Treasury Notes	Jun. 2021	$262,443,882	$(166,277)
237	5 Year Euro-Bobl	Jun. 2021	47,364,087	22,303
17	5 Year Government of Canada Bond	Jun. 2021	1,702,706	(16,753)
63	5 Year U.S. Treasury Notes	Jun. 2021	32,700,587	(97,105)
83	10 Year Australian Treasury Bonds	Jun. 2021	8,707,095	(28,151)
201	10 Year Canadian Government Bonds	Jun. 2021	22,195,249	(598,667)
146	10 Year Euro-Bund	Jun. 2021	60,860,597	10,398
1	10 Year Japanese Bonds	Jun. 2021	16,382,208	41,996
220	10 Year Mini Japanese Government Bonds	Jun. 2021	29,992,323	(19,083)
1,050	10 Year U.S. Treasury Notes	Jun. 2021	137,484,375	(1,462,327)
118	20 Year U.S. Treasury Bonds	Jun. 2021	18,242,063	(400,048)
189	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	34,250,344	(832,346)
446	Euro Schatz Index	Jun. 2021	58,631,013	(3,337)
33	Euro-OAT	Jun. 2021	6,267,319	(10,889)
				(3,560,286)
Short Positions:
219	2 Year U.S. Treasury Notes	Jun. 2021	48,339,117	14,325
158	5 Year Euro-Bobl	Jun. 2021	25,028,514	(14,393)
198	5 Year U.S. Treasury Notes	Jun. 2021	24,432,891	14,870
521	10 Year Australian Treasury Bonds	Jun. 2021	54,655,381	(24,401)
182	10 Year Canadian Government Bonds	Jun. 2021	28,820,697	133,944
58	10 Year U.K. Gilt	Jun. 2021	129,283,246	668,632
357	10 Year U.S. Treasury Notes	Jun. 2021	46,744,688	143,894
282	10 Year U.S. Ultra Treasury Notes	Jun. 2021	109,633,562	1,909,741
19	20 Year U.S. Treasury Bonds	Jun. 2021	2,937,281	2,247
11	30 Year Euro Buxl	Jun. 2021	8,940,055	47,588
30	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	5,436,563	39,445
1,093	Euro Currency	Jun. 2021	160,425,075	4,616,627
82	Euro Schatz Index	Jun. 2021	10,779,693	(1,159)
62	Euro-BTP Italian Government Bond	Jun. 2021	10,855,942	(98,264)
30	Euro-OAT	Jun. 2021	5,697,563	(10,488)
				7,442,608
				$3,882,322
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/07/21	Bank of America, N.A.	AUD	260	$197,378	$197,493	$115	$—
Expiring 04/07/21	Citibank, N.A.	AUD	2,262	1,758,882	1,718,193	—	(40,689)
Expiring 04/07/21	Citibank, N.A.	AUD	2,080	1,626,336	1,579,948	—	(46,388)
Expiring 04/07/21	Citibank, N.A.	AUD	365	281,745	277,251	—	(4,494)
Expiring 04/07/21	Citibank, N.A.	AUD	310	237,268	235,473	—	(1,795)
Expiring 04/07/21	Citibank, N.A.	AUD	310	239,400	235,472	—	(3,928)
Expiring 04/07/21	Citibank, N.A.	AUD	310	242,424	235,473	—	(6,951)
Expiring 04/07/21	Citibank, N.A.	AUD	305	235,806	231,675	—	(4,131)
Expiring 04/07/21	Citibank, N.A.	AUD	255	198,419	193,695	—	(4,724)
Expiring 04/07/21	Deutsche Bank AG	AUD	680	527,626	516,522	—	(11,104)
Expiring 04/07/21	Deutsche Bank AG	AUD	380	293,365	288,644	—	(4,721)
Expiring 04/07/21	Deutsche Bank AG	AUD	380	296,519	288,644	—	(7,875)
Expiring 04/07/21	Deutsche Bank AG	AUD	370	282,264	281,048	—	(1,216)
A41

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/07/21	Deutsche Bank AG	AUD	370	$285,157	$281,049	$—	$(4,108)
Expiring 04/07/21	Deutsche Bank AG	AUD	260	199,940	197,494	—	(2,446)
Expiring 04/07/21	Deutsche Bank AG	AUD	255	199,420	193,695	—	(5,725)
Expiring 04/07/21	Deutsche Bank AG	AUD	255	199,420	193,695	—	(5,725)
Expiring 04/07/21	Deutsche Bank AG	AUD	255	199,210	193,695	—	(5,515)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	8,986	6,987,846	6,825,676	—	(162,170)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	4,985	3,876,520	3,786,556	—	(89,964)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	2,725	2,119,061	2,069,883	—	(49,178)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	2,665	2,070,401	2,024,307	—	(46,094)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	1,730	1,339,568	1,314,090	—	(25,478)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	895	695,985	679,833	—	(16,152)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	470	363,568	357,008	—	(6,560)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	365	279,824	277,250	—	(2,574)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	355	274,062	269,654	—	(4,408)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	310	235,609	235,473	—	(136)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	310	236,677	235,473	—	(1,204)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	310	237,641	235,473	—	(2,168)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	310	239,012	235,473	—	(3,539)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	310	237,050	235,473	—	(1,577)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	310	237,815	235,473	—	(2,342)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	260	197,725	197,493	—	(232)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	255	198,698	193,695	—	(5,003)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	255	199,571	193,696	—	(5,875)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	250	196,281	189,897	—	(6,384)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	AUD	1,280	976,001	972,410	—	(3,591)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	AUD	1,190	906,875	904,037	—	(2,838)
Expiring 06/01/21	BNP Paribas S.A.	AUD	20,179	15,547,934	15,331,305	—	(216,629)
Expiring 06/16/21	Bank of America, N.A.	AUD	3,572	2,756,155	2,714,015	—	(42,140)
Expiring 06/16/21	Barclays Bank PLC	AUD	2,171	1,649,532	1,649,531	—	(1)
Expiring 06/16/21	UBS AG	AUD	4,320	3,364,081	3,282,421	—	(81,660)
Brazilian Real,
Expiring 04/05/21	Barclays Capital	BRL	60,231	11,069,883	10,697,437	—	(372,446)
Expiring 04/05/21	BNP Paribas S.A.	BRL	3,007	547,680	534,097	—	(13,583)
Expiring 04/05/21	Citibank, N.A.	BRL	56,548	9,925,486	10,043,356	117,870	—
Expiring 04/05/21	Citibank, N.A.	BRL	8,610	1,546,336	1,529,189	—	(17,147)
Expiring 04/05/21	Morgan Stanley & Co. International PLC	BRL	6,067	1,096,309	1,077,571	—	(18,738)
Expiring 04/05/21	UBS AG	BRL	3,136	552,454	556,887	4,433	—
Expiring 05/04/21	BNP Paribas S.A.	BRL	12,210	2,107,501	2,164,733	57,232	—
Expiring 05/04/21	Citibank, N.A.	BRL	2,225	389,142	394,477	5,335	—
British Pound,
Expiring 04/07/21	Bank of America, N.A.	GBP	174	241,725	239,881	—	(1,844)
Expiring 04/07/21	Citibank, N.A.	GBP	203	279,180	279,862	682	—
Expiring 04/07/21	Citibank, N.A.	GBP	203	281,239	279,861	—	(1,378)
Expiring 04/07/21	Citibank, N.A.	GBP	201	276,599	277,104	505	—
Expiring 04/07/21	Citibank, N.A.	GBP	201	277,114	277,105	—	(9)
Expiring 04/07/21	Citibank, N.A.	GBP	201	279,370	277,105	—	(2,265)
Expiring 04/07/21	Citibank, N.A.	GBP	199	276,975	274,347	—	(2,628)
Expiring 04/07/21	Citibank, N.A.	GBP	174	242,024	239,881	—	(2,143)
Expiring 04/07/21	Citibank, N.A.	GBP	173	240,712	238,503	—	(2,209)
Expiring 04/07/21	Citibank, N.A.	GBP	146	202,465	201,280	—	(1,185)
Expiring 04/07/21	Citibank, N.A.	GBP	145	200,378	199,901	—	(477)
Expiring 04/07/21	Citibank, N.A.	GBP	142	195,810	195,765	—	(45)
Expiring 04/07/21	Deutsche Bank AG	GBP	2,679	3,739,209	3,693,350	—	(45,859)
Expiring 04/07/21	Deutsche Bank AG	GBP	176	243,475	242,639	—	(836)
A42

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/07/21	Deutsche Bank AG	GBP	174	$238,859	$239,881	$1,022	$—
Expiring 04/07/21	Deutsche Bank AG	GBP	141	196,343	194,387	—	(1,956)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	2,576	3,586,155	3,551,351	—	(34,804)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	2,318	3,241,426	3,195,664	—	(45,762)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	1,887	2,626,970	2,601,475	—	(25,495)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	1,156	1,612,503	1,593,696	—	(18,807)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	1,048	1,463,311	1,444,804	—	(18,507)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	717	984,113	988,478	4,365	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	546	760,109	752,732	—	(7,377)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	364	506,739	501,821	—	(4,918)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	242	338,311	333,628	—	(4,683)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	201	280,037	277,104	—	(2,933)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	174	241,850	239,881	—	(1,969)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	171	236,563	235,745	—	(818)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	145	201,189	199,902	—	(1,287)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	145	201,279	199,901	—	(1,378)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	144	199,864	198,523	—	(1,341)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	142	196,580	195,766	—	(814)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	142	197,863	195,766	—	(2,097)
Expiring 04/09/21	Barclays Capital	GBP	1,760	2,487,179	2,425,927	—	(61,252)
Expiring 04/09/21	BNP Paribas S.A.	GBP	4,624	6,422,762	6,374,948	—	(47,814)
Expiring 04/09/21	BNP Paribas S.A.	GBP	1,088	1,493,879	1,499,623	5,744	—
Expiring 04/09/21	BNP Paribas S.A.	GBP	1,052	1,448,936	1,450,292	1,356	—
Expiring 04/09/21	JPMorgan Chase Bank, N.A.	GBP	11,034	15,014,032	15,212,264	198,232	—
Expiring 04/09/21	Morgan Stanley & Co. International PLC	GBP	10,722	14,652,230	14,781,693	129,463	—
Expiring 05/06/21	Citibank, N.A.	GBP	1,474	2,031,222	2,032,294	1,072	—
Expiring 05/06/21	Deutsche Bank AG	GBP	1,891	2,609,043	2,607,238	—	(1,805)
Expiring 05/20/21	JPMorgan Chase Bank, N.A.	GBP	1,919	2,631,452	2,645,730	14,278	—
Expiring 05/20/21	State Street Bank and Trust Co.	GBP	518	722,261	714,224	—	(8,037)
Expiring 06/16/21	Bank of America, N.A.	GBP	946	1,303,638	1,304,037	399	—
Expiring 06/16/21	BNP Paribas S.A.	GBP	446	620,973	615,210	—	(5,763)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	GBP	939	1,297,844	1,294,905	—	(2,939)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	GBP	80	112,103	110,402	—	(1,701)
Canadian Dollar,
Expiring 04/07/21	Citibank, N.A.	CAD	1,305	1,036,270	1,038,459	2,189	—
Expiring 04/07/21	Citibank, N.A.	CAD	1,005	804,306	799,733	—	(4,573)
Expiring 04/07/21	Citibank, N.A.	CAD	1,005	797,129	799,733	2,604	—
Expiring 04/07/21	Citibank, N.A.	CAD	1,004	799,792	798,937	—	(855)
Expiring 04/07/21	Citibank, N.A.	CAD	920	727,330	732,093	4,763	—
Expiring 04/07/21	Citibank, N.A.	CAD	360	286,855	286,471	—	(384)
Expiring 04/07/21	Citibank, N.A.	CAD	355	281,645	282,493	848	—
Expiring 04/07/21	Citibank, N.A.	CAD	355	278,939	282,492	3,553	—
Expiring 04/07/21	Citibank, N.A.	CAD	350	281,584	278,514	—	(3,070)
Expiring 04/07/21	Citibank, N.A.	CAD	305	241,214	242,705	1,491	—
Expiring 04/07/21	Citibank, N.A.	CAD	305	243,373	242,705	—	(668)
Expiring 04/07/21	Citibank, N.A.	CAD	305	239,709	242,705	2,996	—
Expiring 04/07/21	Deutsche Bank AG	CAD	360	289,141	286,471	—	(2,670)
Expiring 04/07/21	Deutsche Bank AG	CAD	360	285,730	286,472	742	—
Expiring 04/07/21	Deutsche Bank AG	CAD	355	281,081	282,492	1,411	—
Expiring 04/07/21	Deutsche Bank AG	CAD	260	206,100	206,896	796	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	22,509	17,780,576	17,911,624	131,048	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	2,325	1,836,696	1,850,128	13,432	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	1,130	896,766	899,202	2,436	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	915	723,355	728,116	4,761	—
A43

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	820	$647,239	$652,519	$5,280	$—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	765	604,065	608,752	4,687	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	355	279,331	282,493	3,162	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	340	268,577	270,556	1,979	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	305	242,482	242,705	223	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	150	118,626	119,363	737	—
Expiring 04/22/21	Goldman Sachs International	CAD	20,270	16,119,298	16,130,235	10,937	—
Expiring 04/22/21	JPMorgan Chase Bank, N.A.	CAD	9,787	7,841,307	7,788,502	—	(52,805)
Expiring 06/16/21	Bank of America, N.A.	CAD	1,668	1,313,742	1,327,717	13,975	—
Expiring 06/16/21	Barclays Bank PLC	CAD	3,573	2,833,844	2,843,682	9,838	—
Expiring 06/16/21	BNP Paribas S.A.	CAD	844	675,405	671,565	—	(3,840)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	CAD	3,267	2,628,381	2,599,916	—	(28,465)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	CAD	1,643	1,310,980	1,307,399	—	(3,581)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	CAD	1,642	1,302,260	1,306,377	4,117	—
Expiring 06/16/21	State Street Bank and Trust Co.	CAD	1,743	1,376,597	1,387,029	10,432	—
Expiring 06/16/21	State Street Bank and Trust Co.	CAD	1,707	1,350,460	1,358,802	8,342	—
Expiring 06/16/21	State Street Bank and Trust Co.	CAD	1,686	1,330,502	1,341,447	10,945	—
Expiring 06/16/21	State Street Bank and Trust Co.	CAD	1,672	1,341,385	1,330,793	—	(10,592)
Expiring 06/16/21	State Street Bank and Trust Co.	CAD	1,672	1,338,632	1,330,980	—	(7,652)
Chilean Peso,
Expiring 04/07/21	Citibank, N.A.	CLP	1,374,200	1,901,217	1,907,617	6,400	—
Expiring 04/07/21	Citibank, N.A.	CLP	1,029,900	1,401,034	1,429,672	28,638	—
Expiring 04/07/21	Citibank, N.A.	CLP	469,250	638,696	651,397	12,701	—
Expiring 04/07/21	Citibank, N.A.	CLP	371,311	512,733	515,441	2,708	—
Expiring 04/07/21	Deutsche Bank AG	CLP	469,250	640,702	651,397	10,695	—
Expiring 05/06/21	Citibank, N.A.	CLP	469,250	648,046	651,499	3,453	—
Expiring 05/17/21	Barclays Bank PLC	CLP	395,481	549,050	549,112	62	—
Expiring 05/17/21	BNP Paribas S.A.	CLP	539,259	748,711	748,743	32	—
Expiring 05/17/21	BNP Paribas S.A.	CLP	441,757	608,816	613,365	4,549	—
Expiring 05/17/21	BNP Paribas S.A.	CLP	399,248	549,550	554,342	4,792	—
Expiring 05/17/21	Morgan Stanley & Co. International PLC	CLP	2,086,444	2,847,611	2,896,958	49,347	—
Chinese Renminbi,
Expiring 04/07/21	Citibank, N.A.	CNH	90,220	13,913,358	13,735,147	—	(178,211)
Expiring 04/07/21	Citibank, N.A.	CNH	28,591	4,409,187	4,352,711	—	(56,476)
Expiring 04/07/21	Citibank, N.A.	CNH	16,211	2,491,522	2,467,972	—	(23,550)
Expiring 04/07/21	Citibank, N.A.	CNH	9,826	1,515,325	1,495,916	—	(19,409)
Expiring 04/07/21	Citibank, N.A.	CNH	2,889	445,530	439,823	—	(5,707)
Expiring 04/22/21	Morgan Stanley & Co. International PLC	CNH	158,509	24,395,687	24,104,040	—	(291,647)
Expiring 06/16/21	BNP Paribas S.A.	CNH	46,335	7,054,538	7,016,997	—	(37,541)
Expiring 06/16/21	BNP Paribas S.A.	CNH	9,032	1,381,004	1,367,890	—	(13,114)
Expiring 06/16/21	BNP Paribas S.A.	CNH	8,974	1,370,045	1,359,093	—	(10,952)
Expiring 06/16/21	BNP Paribas S.A.	CNH	8,181	1,247,999	1,238,870	—	(9,129)
Expiring 06/16/21	State Street Bank and Trust Co.	CNH	9,106	1,376,721	1,379,029	2,308	—
Expiring 06/16/21	State Street Bank and Trust Co.	CNH	9,101	1,390,661	1,378,307	—	(12,354)
Colombian Peso,
Expiring 04/07/21	Citibank, N.A.	COP	8,314,553	2,295,411	2,270,464	—	(24,947)
Expiring 04/07/21	Citibank, N.A.	COP	4,524,900	1,250,059	1,235,620	—	(14,439)
Expiring 04/07/21	Citibank, N.A.	COP	4,179,429	1,158,378	1,141,281	—	(17,097)
Expiring 04/07/21	Citibank, N.A.	COP	2,189,372	614,768	597,855	—	(16,913)
Expiring 04/07/21	Citibank, N.A.	COP	1,521,428	427,171	415,458	—	(11,713)
Expiring 04/07/21	Deutsche Bank AG	COP	4,785,108	1,295,022	1,306,674	11,652	—
Expiring 04/07/21	Deutsche Bank AG	COP	2,229,840	603,475	608,905	5,430	—
Expiring 04/27/21	Barclays Bank PLC	COP	8,224,191	2,284,085	2,245,176	—	(38,909)
A44

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 04/27/21	Barclays Bank PLC	COP	2,675,520	$748,711	$730,407	$—	$(18,304)
Expiring 04/27/21	BNP Paribas S.A.	COP	2,323,696	654,148	634,361	—	(19,787)
Expiring 04/27/21	BNP Paribas S.A.	COP	2,234,189	613,429	609,926	—	(3,503)
Expiring 04/27/21	BNP Paribas S.A.	COP	2,152,203	575,378	587,544	12,166	—
Expiring 04/27/21	BNP Paribas S.A.	COP	2,135,025	591,133	582,854	—	(8,279)
Expiring 04/27/21	Citibank, N.A.	COP	1,997,493	567,123	545,308	—	(21,815)
Expiring 04/27/21	JPMorgan Chase Bank, N.A.	COP	4,011,513	1,101,005	1,095,129	—	(5,876)
Expiring 05/20/21	Citibank, N.A.	COP	22,106,476	5,961,029	6,030,549	69,520	—
Danish Krone,
Expiring 04/07/21	Citibank, N.A.	DKK	10,686	1,731,711	1,684,798	—	(46,913)
Euro,
Expiring 04/07/21	Bank of America, N.A.	EUR	4,282	5,100,445	5,022,230	—	(78,215)
Expiring 04/07/21	Bank of America, N.A.	EUR	263	313,584	308,465	—	(5,119)
Expiring 04/07/21	Bank of America, N.A.	EUR	235	279,615	275,625	—	(3,990)
Expiring 04/07/21	Bank of America, N.A.	EUR	168	199,352	197,042	—	(2,310)
Expiring 04/07/21	Bank of America, N.A.	EUR	168	197,744	197,042	—	(702)
Expiring 04/07/21	Citibank, N.A.	EUR	2,019	2,438,186	2,368,025	—	(70,161)
Expiring 04/07/21	Citibank, N.A.	EUR	1,828	2,169,333	2,144,006	—	(25,327)
Expiring 04/07/21	Citibank, N.A.	EUR	235	280,757	275,625	—	(5,132)
Expiring 04/07/21	Citibank, N.A.	EUR	203	239,029	238,093	—	(936)
Expiring 04/07/21	Citibank, N.A.	EUR	203	241,314	238,093	—	(3,221)
Expiring 04/07/21	Citibank, N.A.	EUR	201	239,865	235,747	—	(4,118)
Expiring 04/07/21	Citibank, N.A.	EUR	201	239,885	235,747	—	(4,138)
Expiring 04/07/21	Citibank, N.A.	EUR	201	239,741	235,747	—	(3,994)
Expiring 04/07/21	Citibank, N.A.	EUR	197	237,405	231,055	—	(6,350)
Expiring 04/07/21	Citibank, N.A.	EUR	197	236,697	231,056	—	(5,641)
Expiring 04/07/21	Citibank, N.A.	EUR	168	198,783	197,042	—	(1,741)
Expiring 04/07/21	Citibank, N.A.	EUR	168	200,523	197,042	—	(3,481)
Expiring 04/07/21	Citibank, N.A.	EUR	168	200,563	197,042	—	(3,521)
Expiring 04/07/21	Deutsche Bank AG	EUR	11,368	13,645,930	13,333,186	—	(312,744)
Expiring 04/07/21	Deutsche Bank AG	EUR	656	794,808	769,402	—	(25,406)
Expiring 04/07/21	Deutsche Bank AG	EUR	305	359,249	357,726	—	(1,523)
Expiring 04/07/21	Deutsche Bank AG	EUR	168	201,353	197,042	—	(4,311)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	10,801	13,159,334	12,668,169	—	(491,165)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	10,741	12,946,976	12,597,797	—	(349,179)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	7,312	8,813,731	8,576,025	—	(237,706)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	5,325	6,469,151	6,245,533	—	(223,618)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	3,213	3,914,375	3,768,431	—	(145,944)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	2,955	3,520,466	3,465,831	—	(54,635)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	705	849,470	826,875	—	(22,595)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	656	782,674	769,403	—	(13,271)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	550	662,958	645,078	—	(17,880)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	518	612,843	607,546	—	(5,297)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	362	435,955	424,579	—	(11,376)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	240	286,086	281,488	—	(4,598)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	238	283,081	279,143	—	(3,938)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	235	277,034	275,624	—	(1,410)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	235	283,371	275,625	—	(7,746)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	201	240,996	235,747	—	(5,249)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	201	239,674	235,746	—	(3,928)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	201	238,643	235,747	—	(2,896)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	168	197,698	197,042	—	(656)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	168	197,396	197,042	—	(354)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	163	196,249	191,178	—	(5,071)
Expiring 04/09/21	Bank of America, N.A.	EUR	21,366	25,945,521	25,060,474	—	(885,047)
A45

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/09/21	BNP Paribas S.A.	EUR	2,594	$3,114,402	$3,042,241	$—	$(72,161)
Expiring 04/09/21	JPMorgan Chase Bank, N.A.	EUR	4,926	5,818,537	5,777,411	—	(41,126)
Expiring 04/09/21	JPMorgan Chase Bank, N.A.	EUR	4,552	5,526,776	5,338,701	—	(188,075)
Expiring 04/09/21	JPMorgan Chase Bank, N.A.	EUR	2,772	3,302,512	3,251,037	—	(51,475)
Expiring 04/09/21	Morgan Stanley & Co. International PLC	EUR	6,296	7,614,064	7,385,267	—	(228,797)
Expiring 04/09/21	Morgan Stanley & Co. International PLC	EUR	3,211	3,909,824	3,765,665	—	(144,159)
Expiring 04/09/21	Morgan Stanley & Co. International PLC	EUR	744	904,124	872,966	—	(31,158)
Expiring 05/06/21	Citibank, N.A.	EUR	1,382	1,623,533	1,621,891	—	(1,642)
Expiring 05/06/21	Deutsche Bank AG	EUR	2,081	2,443,719	2,442,226	—	(1,493)
Expiring 05/27/21	JPMorgan Chase Bank, N.A.	EUR	1,976	2,322,829	2,320,084	—	(2,745)
Expiring 05/27/21	JPMorgan Chase Bank, N.A.	EUR	1,639	1,946,725	1,923,945	—	(22,780)
Expiring 05/27/21	JPMorgan Chase Bank, N.A.	EUR	424	509,214	498,019	—	(11,195)
Expiring 05/27/21	JPMorgan Chase Bank, N.A.	EUR	288	340,512	337,705	—	(2,807)
Expiring 06/16/21	Barclays Bank PLC	EUR	2,240	2,646,543	2,630,709	—	(15,834)
Expiring 06/16/21	BNP Paribas S.A.	EUR	7,494	9,046,875	8,802,348	—	(244,527)
Expiring 06/16/21	BNP Paribas S.A.	EUR	498	593,664	584,761	—	(8,903)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	EUR	1,116	1,338,491	1,310,608	—	(27,883)
Expiring 06/16/21	UBS AG	EUR	4,624	5,531,494	5,431,818	—	(99,676)
Hungarian Forint,
Expiring 04/07/21	Bank of America, N.A.	HUF	756,300	2,502,258	2,448,842	—	(53,416)
Expiring 04/07/21	Bank of America, N.A.	HUF	470,327	1,556,101	1,522,883	—	(33,218)
Indian Rupee,
Expiring 04/07/21	Bank of America, N.A.	INR	70,130	962,795	956,557	—	(6,238)
Expiring 04/07/21	Citibank, N.A.	INR	92,830	1,270,860	1,266,180	—	(4,680)
Expiring 04/07/21	Citibank, N.A.	INR	75,260	1,029,901	1,026,530	—	(3,371)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	INR	605,844	8,137,268	8,263,575	126,307	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	INR	199,580	2,680,617	2,722,226	41,609	—
Expiring 04/15/21	Deutsche Bank AG	INR	905,022	12,170,002	12,329,966	159,964	—
Expiring 04/27/21	JPMorgan Chase Bank, N.A.	INR	101,088	1,372,456	1,374,826	2,370	—
Expiring 04/27/21	UBS AG	INR	188,355	2,547,702	2,561,678	13,976	—
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	INR	164,744	2,240,287	2,237,497	—	(2,790)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	INR	70,130	953,670	952,482	—	(1,188)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	INR	13,600	184,941	184,711	—	(230)
Indonesian Rupiah,
Expiring 04/05/21	Barclays Bank PLC	IDR	62,424,232	4,302,746	4,286,223	—	(16,523)
Expiring 04/05/21	Barclays Bank PLC	IDR	56,645,647	3,887,294	3,889,448	2,154	—
Expiring 04/05/21	BNP Paribas S.A.	IDR	81,769,449	5,611,409	5,614,519	3,110	—
Expiring 04/05/21	BNP Paribas S.A.	IDR	58,536,293	4,024,053	4,019,265	—	(4,788)
Expiring 04/05/21	BNP Paribas S.A.	IDR	58,536,293	4,017,039	4,019,265	2,226	—
Expiring 04/05/21	Citibank, N.A.	IDR	9,677,386	671,723	664,476	—	(7,247)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	IDR	36,806,997	2,560,487	2,527,271	—	(33,216)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	IDR	9,667,831	678,682	663,820	—	(14,862)
Expiring 04/05/21	UBS AG	IDR	19,838,650	1,380,080	1,362,177	—	(17,903)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	IDR	71,724,885	4,922,779	4,919,571	—	(3,208)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	IDR	22,618,000	1,552,368	1,551,356	—	(1,012)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	IDR	9,555,000	660,195	655,372	—	(4,823)
Expiring 04/12/21	BNP Paribas S.A.	IDR	7,891,575	546,432	540,871	—	(5,561)
Expiring 04/12/21	JPMorgan Chase Bank, N.A.	IDR	7,973,097	550,723	546,459	—	(4,264)
Expiring 04/12/21	UBS AG	IDR	8,639,185	598,696	592,111	—	(6,585)
Expiring 04/12/21	UBS AG	IDR	8,614,981	596,048	590,452	—	(5,596)
Expiring 04/15/21	Barclays Capital	IDR	85,592,626	6,009,030	5,863,687	—	(145,343)
Expiring 04/15/21	HSBC Bank USA, N.A.	IDR	174,099,362	12,433,004	11,927,011	—	(505,993)
A46

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 05/03/21	Barclays Bank PLC	IDR	56,645,647	$3,888,628	$3,870,244	$—	$(18,384)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	IDR	9,555,000	653,021	652,558	—	(463)
Expiring 05/10/21	BNP Paribas S.A.	IDR	20,000,180	1,417,648	1,365,140	—	(52,508)
Expiring 05/10/21	JPMorgan Chase Bank, N.A.	IDR	9,831,846	692,871	671,086	—	(21,785)
Expiring 05/10/21	UBS AG	IDR	8,850,408	603,341	604,097	756	—
Expiring 05/10/21	UBS AG	IDR	8,626,836	594,790	588,836	—	(5,954)
Israeli Shekel,
Expiring 04/07/21	Bank of America, N.A.	ILS	1,224	371,506	366,133	—	(5,373)
Expiring 04/07/21	Citibank, N.A.	ILS	2,760	836,113	825,594	—	(10,519)
Expiring 06/16/21	Barclays Bank PLC	ILS	2,278	685,625	682,147	—	(3,478)
Japanese Yen,
Expiring 04/07/21	Bank of America, N.A.	JPY	25,900	238,431	233,931	—	(4,500)
Expiring 04/07/21	Bank of America, N.A.	JPY	25,900	238,773	233,931	—	(4,842)
Expiring 04/07/21	Citibank, N.A.	JPY	87,600	804,700	791,210	—	(13,490)
Expiring 04/07/21	Citibank, N.A.	JPY	38,900	356,622	351,348	—	(5,274)
Expiring 04/07/21	Citibank, N.A.	JPY	30,200	275,065	272,769	—	(2,296)
Expiring 04/07/21	Citibank, N.A.	JPY	30,200	281,475	272,769	—	(8,706)
Expiring 04/07/21	Citibank, N.A.	JPY	30,200	280,809	272,769	—	(8,040)
Expiring 04/07/21	Citibank, N.A.	JPY	30,200	279,968	272,769	—	(7,199)
Expiring 04/07/21	Citibank, N.A.	JPY	26,300	241,357	237,544	—	(3,813)
Expiring 04/07/21	Citibank, N.A.	JPY	25,900	236,189	233,931	—	(2,258)
Expiring 04/07/21	Citibank, N.A.	JPY	25,800	239,901	233,028	—	(6,873)
Expiring 04/07/21	Citibank, N.A.	JPY	21,600	198,091	195,093	—	(2,998)
Expiring 04/07/21	Citibank, N.A.	JPY	21,600	196,857	195,093	—	(1,764)
Expiring 04/07/21	Citibank, N.A.	JPY	21,600	197,808	195,093	—	(2,715)
Expiring 04/07/21	Citibank, N.A.	JPY	21,600	198,821	195,093	—	(3,728)
Expiring 04/07/21	Citibank, N.A.	JPY	21,400	200,649	193,286	—	(7,363)
Expiring 04/07/21	Deutsche Bank AG	JPY	26,600	244,020	240,253	—	(3,767)
Expiring 04/07/21	Deutsche Bank AG	JPY	25,900	238,184	233,931	—	(4,253)
Expiring 04/07/21	Deutsche Bank AG	JPY	21,600	197,938	195,093	—	(2,845)
Expiring 04/07/21	Deutsche Bank AG	JPY	21,600	195,739	195,093	—	(646)
Expiring 04/07/21	Deutsche Bank AG	JPY	21,600	198,280	195,093	—	(3,187)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	203,000	1,906,127	1,833,512	—	(72,615)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	171,500	1,579,756	1,549,002	—	(30,754)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	95,000	869,614	858,048	—	(11,566)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	64,800	593,111	585,279	—	(7,832)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	64,800	593,132	585,279	—	(7,853)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	34,600	313,629	312,510	—	(1,119)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	34,300	312,496	309,800	—	(2,696)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	30,200	276,619	272,769	—	(3,850)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	30,200	275,103	272,768	—	(2,335)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	30,200	272,864	272,769	—	(95)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	30,200	281,321	272,768	—	(8,553)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	30,200	280,879	272,768	—	(8,111)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	30,200	278,410	272,769	—	(5,641)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	26,200	241,209	236,640	—	(4,569)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	26,000	239,138	234,834	—	(4,304)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	25,900	237,483	233,931	—	(3,552)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	25,900	238,358	233,931	—	(4,427)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	25,900	239,711	233,931	—	(5,780)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	25,800	241,456	233,028	—	(8,428)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	21,700	199,804	195,997	—	(3,807)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	21,600	194,888	195,093	205	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	21,500	201,191	194,191	—	(7,000)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	21,400	200,477	193,286	—	(7,191)
A47

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	21,000	$196,609	$189,674	$—	$(6,935)
Expiring 05/06/21	Deutsche Bank AG	JPY	22,100	199,799	199,667	—	(132)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	JPY	21,600	194,937	195,150	213	—
Expiring 05/20/21	JPMorgan Chase Bank, N.A.	JPY	652,194	6,069,810	5,893,019	—	(176,791)
Expiring 06/16/21	BNP Paribas S.A.	JPY	1,198,715	10,999,000	10,833,954	—	(165,046)
Expiring 06/16/21	Citibank, N.A.	JPY	640,468	5,892,837	5,788,536	—	(104,301)
Mexican Peso,
Expiring 04/07/21	Bank of America, N.A.	MXN	84,470	4,052,680	4,129,472	76,792	—
Expiring 04/07/21	Citibank, N.A.	MXN	137,520	6,634,408	6,722,919	88,511	—
Expiring 04/07/21	Citibank, N.A.	MXN	86,380	4,113,882	4,222,846	108,964	—
Expiring 04/07/21	Citibank, N.A.	MXN	84,470	3,900,671	4,129,472	228,801	—
Expiring 04/07/21	Citibank, N.A.	MXN	34,870	1,683,687	1,704,684	20,997	—
Expiring 04/07/21	Citibank, N.A.	MXN	17,450	838,225	853,075	14,850	—
Expiring 04/07/21	Deutsche Bank AG	MXN	84,470	3,915,590	4,129,472	213,882	—
Expiring 04/16/21	UBS AG	MXN	96,318	4,661,639	4,704,114	42,475	—
Expiring 06/16/21	Bank of America, N.A.	MXN	11,299	548,770	548,145	—	(625)
Expiring 06/16/21	Barclays Bank PLC	MXN	28,961	1,380,186	1,404,967	24,781	—
Expiring 06/16/21	Barclays Bank PLC	MXN	23,190	1,102,148	1,124,991	22,843	—
Expiring 06/16/21	Barclays Bank PLC	MXN	15,140	736,654	734,482	—	(2,172)
Expiring 06/16/21	Barclays Bank PLC	MXN	11,589	557,515	562,189	4,674	—
Expiring 06/16/21	Barclays Bank PLC	MXN	11,519	550,774	558,806	8,032	—
Expiring 06/16/21	Barclays Bank PLC	MXN	11,510	550,670	558,356	7,686	—
Expiring 06/16/21	Barclays Bank PLC	MXN	11,457	550,774	555,808	5,034	—
Expiring 06/16/21	Barclays Bank PLC	MXN	11,387	550,048	552,413	2,365	—
Expiring 06/16/21	BNP Paribas S.A.	MXN	15,777	751,024	765,390	14,366	—
Expiring 06/16/21	Citibank, N.A.	MXN	71,505	3,350,582	3,468,851	118,269	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	11,464	551,794	556,147	4,353	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	58,435	2,753,000	2,834,817	81,817	—
Expiring 06/16/21	State Street Bank and Trust Co.	MXN	16,384	752,385	794,836	42,451	—
Expiring 06/16/21	State Street Bank and Trust Co.	MXN	16,236	753,976	787,634	33,658	—
Expiring 06/16/21	UBS AG	MXN	28,521	1,375,748	1,383,606	7,858	—
New Taiwanese Dollar,
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	TWD	111,960	3,935,325	3,936,847	1,522	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	TWD	31,995	1,152,101	1,125,039	—	(27,062)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	TWD	6,138	221,022	215,830	—	(5,192)
Expiring 04/08/21	BNP Paribas S.A.	TWD	39,234	1,412,713	1,379,709	—	(33,004)
Expiring 04/08/21	BNP Paribas S.A.	TWD	35,333	1,271,442	1,242,544	—	(28,898)
Expiring 04/08/21	UBS AG	TWD	154,393	5,590,783	5,429,416	—	(161,367)
Expiring 04/12/21	UBS AG	TWD	38,791	1,374,441	1,364,643	—	(9,798)
Expiring 04/19/21	BNP Paribas S.A.	TWD	39,262	1,414,537	1,382,124	—	(32,413)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	TWD	78,701	2,836,836	2,770,485	—	(66,351)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	TWD	79,270	2,865,855	2,790,502	—	(75,353)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	TWD	77,498	2,749,631	2,728,151	—	(21,480)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	TWD	16,198	585,134	570,227	—	(14,907)
Expiring 04/27/21	Citibank, N.A.	TWD	172,147	6,230,680	6,064,622	—	(166,058)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	TWD	38,048	1,340,899	1,341,582	683	—
New Zealand Dollar,
Expiring 04/07/21	Bank of America, N.A.	NZD	275	192,386	192,060	—	(326)
Expiring 04/07/21	Citibank, N.A.	NZD	1,120	789,123	782,208	—	(6,915)
Expiring 04/07/21	Citibank, N.A.	NZD	400	280,908	279,360	—	(1,548)
Expiring 04/07/21	Citibank, N.A.	NZD	395	274,854	275,868	1,014	—
A48

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/07/21	Citibank, N.A.	NZD	390	$281,469	$272,376	$—	$(9,093)
Expiring 04/07/21	Citibank, N.A.	NZD	390	278,222	272,376	—	(5,846)
Expiring 04/07/21	Citibank, N.A.	NZD	390	278,179	272,376	—	(5,803)
Expiring 04/07/21	Citibank, N.A.	NZD	390	284,606	272,376	—	(12,230)
Expiring 04/07/21	Citibank, N.A.	NZD	380	274,986	265,392	—	(9,594)
Expiring 04/07/21	Citibank, N.A.	NZD	335	234,393	233,964	—	(429)
Expiring 04/07/21	Citibank, N.A.	NZD	335	236,872	233,964	—	(2,908)
Expiring 04/07/21	Citibank, N.A.	NZD	335	240,652	233,964	—	(6,688)
Expiring 04/07/21	Citibank, N.A.	NZD	330	232,502	230,472	—	(2,030)
Expiring 04/07/21	Citibank, N.A.	NZD	280	195,000	195,552	552	—
Expiring 04/07/21	Citibank, N.A.	NZD	280	199,160	195,552	—	(3,608)
Expiring 04/07/21	Citibank, N.A.	NZD	275	196,528	192,060	—	(4,468)
Expiring 04/07/21	Deutsche Bank AG	NZD	7,410	5,386,958	5,175,144	—	(211,814)
Expiring 04/07/21	Deutsche Bank AG	NZD	6,161	4,478,954	4,302,842	—	(176,112)
Expiring 04/07/21	Deutsche Bank AG	NZD	1,425	1,035,953	995,220	—	(40,733)
Expiring 04/07/21	Deutsche Bank AG	NZD	415	301,699	289,836	—	(11,863)
Expiring 04/07/21	Deutsche Bank AG	NZD	280	200,850	195,552	—	(5,298)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	2,450	1,724,364	1,711,080	—	(13,284)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	2,275	1,625,453	1,588,860	—	(36,593)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	1,515	1,065,930	1,058,076	—	(7,854)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	850	600,933	593,640	—	(7,293)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	390	284,548	272,377	—	(12,171)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	385	280,373	268,885	—	(11,488)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	340	240,576	237,456	—	(3,120)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	335	235,565	233,964	—	(1,601)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	335	240,379	233,964	—	(6,415)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	330	233,799	230,472	—	(3,327)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	280	197,422	195,552	—	(1,870)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	280	199,214	195,552	—	(3,662)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	280	201,033	195,552	—	(5,481)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	275	195,152	192,060	—	(3,092)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	270	195,138	188,568	—	(6,570)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	225	157,054	157,140	86	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	170	118,193	118,728	535	—
Expiring 05/06/21	Citibank, N.A.	NZD	2,260	1,582,841	1,578,268	—	(4,573)
Expiring 05/27/21	BNP Paribas S.A.	NZD	9,027	6,460,645	6,303,405	—	(157,240)
Expiring 06/16/21	Citibank, N.A.	NZD	1,873	1,314,232	1,307,916	—	(6,316)
Expiring 06/16/21	UBS AG	NZD	3,432	2,474,857	2,396,563	—	(78,294)
Norwegian Krone,
Expiring 04/07/21	Citibank, N.A.	NOK	2,410	282,413	281,771	—	(642)
Expiring 04/07/21	Citibank, N.A.	NOK	1,720	202,610	201,098	—	(1,512)
Expiring 04/07/21	Citibank, N.A.	NOK	1,720	200,453	201,098	645	—
Expiring 04/07/21	Deutsche Bank AG	NOK	33,320	3,889,649	3,895,686	6,037	—
Expiring 04/07/21	Deutsche Bank AG	NOK	27,773	3,242,114	3,247,146	5,032	—
Expiring 04/07/21	Deutsche Bank AG	NOK	27,117	3,165,535	3,170,448	4,913	—
Expiring 04/07/21	Deutsche Bank AG	NOK	18,136	2,117,127	2,120,413	3,286	—
Expiring 04/07/21	Deutsche Bank AG	NOK	7,760	905,873	907,279	1,406	—
Expiring 04/07/21	Deutsche Bank AG	NOK	2,390	283,825	279,433	—	(4,392)
Expiring 04/07/21	Deutsche Bank AG	NOK	1,690	196,464	197,590	1,126	—
Expiring 04/07/21	Deutsche Bank AG	NOK	420	49,029	49,105	76	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	6,750	798,179	789,192	—	(8,987)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,410	284,640	281,771	—	(2,869)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,350	275,569	274,756	—	(813)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	1,720	199,982	201,098	1,116	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	1,720	198,373	201,098	2,725	—
A49

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	1,720	$200,525	$201,097	$572	$—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	1,720	199,961	201,098	1,137	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	1,690	195,130	197,591	2,461	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	1,690	196,565	197,590	1,025	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	1,690	197,538	197,590	52	—
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	NOK	52,961	6,285,639	6,192,133	—	(93,506)
Expiring 06/16/21	Bank of America, N.A.	NOK	4,809	568,088	562,260	—	(5,828)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	18,611	2,187,411	2,175,805	—	(11,606)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	11,827	1,376,133	1,382,726	6,593	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	11,678	1,367,165	1,365,250	—	(1,915)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	6,141	715,113	717,913	2,800	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	4,815	561,898	562,973	1,075	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	4,813	562,282	562,740	458	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	4,801	558,262	561,272	3,010	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	4,794	565,863	560,499	—	(5,364)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	4,793	565,863	560,367	—	(5,496)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	4,738	563,255	553,893	—	(9,362)
Expiring 06/16/21	State Street Bank and Trust Co.	NOK	11,670	1,369,918	1,364,323	—	(5,595)
Peruvian Nuevo Sol,
Expiring 04/07/21	Deutsche Bank AG	PEN	2,482	659,230	663,016	3,786	—
Expiring 04/07/21	Deutsche Bank AG	PEN	1,792	475,963	478,697	2,734	—
Philippine Peso,
Expiring 04/07/21	Citibank, N.A.	PHP	35,270	727,067	726,079	—	(988)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	PHP	139,220	2,844,940	2,866,024	21,084	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	PHP	70,370	1,450,270	1,448,658	—	(1,612)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	PHP	35,270	724,513	724,036	—	(477)
Polish Zloty,
Expiring 04/07/21	Citibank, N.A.	PLN	8,220	2,184,890	2,080,070	—	(104,820)
Expiring 04/07/21	Citibank, N.A.	PLN	804	213,705	203,453	—	(10,252)
Russian Ruble,
Expiring 04/07/21	Bank of America, N.A.	RUB	303,010	4,022,435	4,004,203	—	(18,232)
Expiring 04/07/21	Bank of America, N.A.	RUB	178,581	2,370,649	2,359,904	—	(10,745)
Expiring 04/07/21	Bank of America, N.A.	RUB	151,558	2,011,921	2,002,802	—	(9,119)
Expiring 04/07/21	Citibank, N.A.	RUB	56,495	762,416	746,568	—	(15,848)
Expiring 04/07/21	Citibank, N.A.	RUB	56,495	762,004	746,567	—	(15,437)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	RUB	209,380	2,796,114	2,766,905	—	(29,209)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	RUB	80,750	1,092,989	1,067,092	—	(25,897)
Expiring 05/06/21	Bank of America, N.A.	RUB	290,130	3,837,191	3,822,164	—	(15,027)
Expiring 05/19/21	JPMorgan Chase Bank, N.A.	RUB	234,687	3,157,497	3,087,158	—	(70,339)
Expiring 05/25/21	Goldman Sachs International	RUB	902,448	12,090,912	11,862,955	—	(227,957)
Singapore Dollar,
Expiring 04/07/21	Citibank, N.A.	SGD	7,796	5,871,477	5,795,206	—	(76,271)
Expiring 04/07/21	Citibank, N.A.	SGD	380	282,503	282,476	—	(27)
Expiring 04/07/21	Citibank, N.A.	SGD	325	244,570	241,592	—	(2,978)
Expiring 04/07/21	Citibank, N.A.	SGD	275	207,113	204,423	—	(2,690)
Expiring 04/07/21	Citibank, N.A.	SGD	270	200,547	200,706	159	—
Expiring 04/07/21	Citibank, N.A.	SGD	270	200,950	200,706	—	(244)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	1,130	843,455	839,993	—	(3,462)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	375	279,476	278,758	—	(718)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	320	240,336	237,874	—	(2,462)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	270	200,098	200,706	608	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	270	201,174	200,706	—	(468)
Expiring 06/16/21	BNP Paribas S.A.	SGD	9,428	7,004,371	7,006,056	1,685	—
South African Rand,
Expiring 04/07/21	Bank of America, N.A.	ZAR	29,970	1,992,090	2,028,337	36,247	—
A50

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 04/07/21	Citibank, N.A.	ZAR	30,590	$2,000,000	$2,070,298	$70,298	$—
Expiring 04/07/21	Citibank, N.A.	ZAR	30,590	2,026,351	2,070,298	43,947	—
Expiring 04/07/21	Citibank, N.A.	ZAR	29,910	1,998,997	2,024,276	25,279	—
Expiring 04/07/21	Citibank, N.A.	ZAR	29,910	1,965,655	2,024,276	58,621	—
Expiring 04/07/21	Deutsche Bank AG	ZAR	30,590	2,019,209	2,070,299	51,090	—
Expiring 04/07/21	Deutsche Bank AG	ZAR	30,590	1,979,231	2,070,298	91,067	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	ZAR	16,090	1,063,492	1,088,954	25,462	—
Expiring 04/08/21	UBS AG	ZAR	178,280	11,760,990	12,064,212	303,222	—
Expiring 06/17/21	Bank of America, N.A.	ZAR	8,835	585,971	592,410	6,439	—
Expiring 06/17/21	Barclays Bank PLC	ZAR	20,972	1,351,972	1,406,208	54,236	—
Expiring 06/17/21	Barclays Bank PLC	ZAR	20,735	1,368,505	1,390,315	21,810	—
Expiring 06/17/21	Barclays Bank PLC	ZAR	8,212	552,981	550,619	—	(2,362)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	8,836	582,524	592,445	9,921	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	8,346	563,255	559,615	—	(3,640)
Expiring 06/17/21	Morgan Stanley & Co. International PLC	ZAR	16,267	1,098,738	1,090,716	—	(8,022)
Expiring 06/17/21	State Street Bank and Trust Co.	ZAR	8,885	584,926	595,761	10,835	—
Expiring 06/17/21	UBS AG	ZAR	8,318	551,335	557,756	6,421	—
South Korean Won,
Expiring 04/05/21	Barclays Bank PLC	KRW	246,196	227,446	218,108	—	(9,338)
Expiring 04/05/21	BNP Paribas S.A.	KRW	10,079,253	8,907,475	8,929,289	21,814	—
Expiring 04/07/21	Citibank, N.A.	KRW	1,293,390	1,147,446	1,147,029	—	(417)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	KRW	18,482,579	16,364,954	16,391,078	26,124	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	KRW	4,634,720	4,103,701	4,110,252	6,551	—
Expiring 04/22/21	BNP Paribas S.A.	KRW	6,702,864	6,151,110	5,944,020	—	(207,090)
Expiring 04/22/21	Citibank, N.A.	KRW	7,025,921	6,285,305	6,230,503	—	(54,802)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	KRW	1,293,390	1,144,978	1,146,922	1,944	—
Expiring 06/15/21	JPMorgan Chase Bank, N.A.	KRW	12,344,176	10,916,611	10,946,670	30,059	—
Expiring 06/15/21	State Street Bank and Trust Co.	KRW	1,116,453	988,922	990,058	1,136	—
Swedish Krona,
Expiring 04/07/21	Bank of America, N.A.	SEK	3,080	355,502	352,690	—	(2,812)
Expiring 04/07/21	Bank of America, N.A.	SEK	2,320	273,893	265,662	—	(8,231)
Expiring 04/07/21	Bank of America, N.A.	SEK	2,300	272,876	263,372	—	(9,504)
Expiring 04/07/21	Citibank, N.A.	SEK	54,686	6,482,359	6,262,081	—	(220,278)
Expiring 04/07/21	Citibank, N.A.	SEK	22,023	2,610,558	2,521,848	—	(88,710)
Expiring 04/07/21	Citibank, N.A.	SEK	16,600	1,956,700	1,900,862	—	(55,838)
Expiring 04/07/21	Citibank, N.A.	SEK	4,770	552,598	546,212	—	(6,386)
Expiring 04/07/21	Citibank, N.A.	SEK	2,380	277,534	272,534	—	(5,000)
Expiring 04/07/21	Citibank, N.A.	SEK	2,080	239,427	238,181	—	(1,246)
Expiring 04/07/21	Citibank, N.A.	SEK	2,040	239,410	233,600	—	(5,810)
Expiring 04/07/21	Citibank, N.A.	SEK	2,040	238,734	233,600	—	(5,134)
Expiring 04/07/21	Citibank, N.A.	SEK	1,730	203,104	198,102	—	(5,002)
Expiring 04/07/21	Citibank, N.A.	SEK	1,710	197,015	195,812	—	(1,203)
Expiring 04/07/21	Citibank, N.A.	SEK	1,710	199,770	195,812	—	(3,958)
Expiring 04/07/21	Citibank, N.A.	SEK	527	61,990	60,347	—	(1,643)
Expiring 04/07/21	Deutsche Bank AG	SEK	2,030	240,246	232,455	—	(7,791)
Expiring 04/07/21	Deutsche Bank AG	SEK	1,990	236,469	227,875	—	(8,594)
Expiring 04/07/21	Deutsche Bank AG	SEK	1,990	235,235	227,874	—	(7,361)
Expiring 04/07/21	Deutsche Bank AG	SEK	1,720	197,956	196,957	—	(999)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	2,450	287,301	280,549	—	(6,752)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	2,420	278,466	277,114	—	(1,352)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	2,390	280,533	273,678	—	(6,855)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	2,090	240,395	239,326	—	(1,069)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	2,070	242,053	237,035	—	(5,018)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	2,060	242,686	235,890	—	(6,796)
A51

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	1,650	$197,169	$188,941	$—	$(8,228)
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	SEK	51,263	6,118,561	5,870,499	—	(248,062)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	SEK	3,170	363,241	363,092	—	(149)
Expiring 06/16/21	BNP Paribas S.A.	SEK	6,938	812,663	794,981	—	(17,682)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SEK	11,689	1,376,284	1,339,420	—	(36,864)
Expiring 06/16/21	State Street Bank and Trust Co.	SEK	11,882	1,378,926	1,361,523	—	(17,403)
Swiss Franc,
Expiring 04/07/21	Bank of America, N.A.	CHF	180	196,056	190,483	—	(5,573)
Expiring 04/07/21	Citibank, N.A.	CHF	705	753,211	746,056	—	(7,155)
Expiring 04/07/21	Citibank, N.A.	CHF	220	238,247	232,811	—	(5,436)
Expiring 04/07/21	Citibank, N.A.	CHF	220	238,658	232,812	—	(5,846)
Expiring 04/07/21	Citibank, N.A.	CHF	220	237,978	232,812	—	(5,166)
Expiring 04/07/21	Citibank, N.A.	CHF	185	198,653	195,773	—	(2,880)
Expiring 04/07/21	Citibank, N.A.	CHF	185	196,836	195,773	—	(1,063)
Expiring 04/07/21	Citibank, N.A.	CHF	185	200,431	195,773	—	(4,658)
Expiring 04/07/21	Citibank, N.A.	CHF	180	197,124	190,482	—	(6,642)
Expiring 04/07/21	Citibank, N.A.	CHF	180	197,106	190,482	—	(6,624)
Expiring 04/07/21	Citibank, N.A.	CHF	180	197,022	190,483	—	(6,539)
Expiring 04/07/21	Citibank, N.A.	CHF	170	183,853	179,900	—	(3,953)
Expiring 04/07/21	Citibank, N.A.	CHF	170	183,877	179,899	—	(3,978)
Expiring 04/07/21	Deutsche Bank AG	CHF	410	438,154	433,876	—	(4,278)
Expiring 04/07/21	Deutsche Bank AG	CHF	185	196,895	195,773	—	(1,122)
Expiring 04/07/21	Deutsche Bank AG	CHF	185	196,609	195,774	—	(835)
Expiring 04/07/21	Deutsche Bank AG	CHF	185	201,799	195,773	—	(6,026)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	1,380	1,529,781	1,460,364	—	(69,417)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	1,265	1,382,781	1,338,667	—	(44,114)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	1,100	1,216,349	1,164,059	—	(52,290)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	435	473,852	460,334	—	(13,518)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	415	447,806	439,167	—	(8,639)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	336	367,284	355,567	—	(11,717)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	265	285,644	280,432	—	(5,212)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	220	235,777	232,812	—	(2,965)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	220	238,520	232,811	—	(5,709)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	220	236,325	232,812	—	(3,513)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	220	240,654	232,812	—	(7,842)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	185	196,961	195,773	—	(1,188)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	185	199,288	195,773	—	(3,515)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	185	198,201	195,773	—	(2,428)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	185	201,831	195,774	—	(6,057)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	180	196,921	190,482	—	(6,439)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	70	76,518	74,077	—	(2,441)
Expiring 05/06/21	Deutsche Bank AG	CHF	225	238,949	238,290	—	(659)
Expiring 05/06/21	UBS AG	CHF	4,356	4,671,595	4,613,021	—	(58,574)
Expiring 06/16/21	BNP Paribas S.A.	CHF	2,781	3,012,788	2,948,915	—	(63,873)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	CHF	1,224	1,319,724	1,297,883	—	(21,841)
Expiring 06/16/21	State Street Bank and Trust Co.	CHF	1,252	1,348,451	1,327,793	—	(20,658)
Expiring 06/16/21	State Street Bank and Trust Co.	CHF	1,247	1,339,306	1,321,671	—	(17,635)
Expiring 06/16/21	State Street Bank and Trust Co.	CHF	1,241	1,339,306	1,315,416	—	(23,890)
Thai Baht,
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	THB	67,490	2,227,349	2,159,594	—	(67,755)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	THB	45,892	1,514,557	1,468,485	—	(46,072)
Turkish Lira,
Expiring 04/07/21	Bank of America, N.A.	TRY	23,440	3,163,933	2,823,923	—	(340,010)
Expiring 04/07/21	Bank of America, N.A.	TRY	17,400	2,348,654	2,096,257	—	(252,397)
Expiring 04/07/21	Citibank, N.A.	TRY	14,475	1,800,933	1,743,869	—	(57,064)
A52

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 04/07/21	Citibank, N.A.	TRY	14,475	$1,796,797	$1,743,868	$—	$(52,929)
Expiring 04/07/21	Citibank, N.A.	TRY	10,055	1,259,000	1,211,372	—	(47,628)
Expiring 04/07/21	Citibank, N.A.	TRY	7,265	958,498	875,247	—	(83,251)
Expiring 04/07/21	Deutsche Bank AG	TRY	7,935	1,088,374	955,965	—	(132,409)
Expiring 06/16/21	Barclays Bank PLC	TRY	16,275	2,047,013	1,870,695	—	(176,318)
Expiring 06/16/21	UBS AG	TRY	10,746	1,381,581	1,235,230	—	(146,351)
Expiring 06/16/21	UBS AG	TRY	8,289	1,095,820	952,759	—	(143,061)
				$1,002,592,411	$991,844,950	3,533,145	(14,280,606)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/07/21	Citibank, N.A.	AUD	5,151	$3,980,095	$3,912,648	$67,447	$—
Expiring 04/07/21	Citibank, N.A.	AUD	575	439,524	436,765	2,759	—
Expiring 04/07/21	Citibank, N.A.	AUD	565	435,154	429,168	5,986	—
Expiring 04/07/21	Citibank, N.A.	AUD	365	285,807	277,249	8,558	—
Expiring 04/07/21	Citibank, N.A.	AUD	315	239,574	239,271	303	—
Expiring 04/07/21	Citibank, N.A.	AUD	315	246,888	239,270	7,618	—
Expiring 04/07/21	Citibank, N.A.	AUD	310	240,117	235,473	4,644	—
Expiring 04/07/21	Citibank, N.A.	AUD	310	240,277	235,473	4,804	—
Expiring 04/07/21	Citibank, N.A.	AUD	260	200,339	197,493	2,846	—
Expiring 04/07/21	Citibank, N.A.	AUD	260	199,237	197,493	1,744	—
Expiring 04/07/21	Citibank, N.A.	AUD	260	198,391	197,494	897	—
Expiring 04/07/21	Citibank, N.A.	AUD	260	197,870	197,493	377	—
Expiring 04/07/21	Citibank, N.A.	AUD	260	202,586	197,493	5,093	—
Expiring 04/07/21	Citibank, N.A.	AUD	260	201,822	197,494	4,328	—
Expiring 04/07/21	Citibank, N.A.	AUD	80	62,419	60,767	1,652	—
Expiring 04/07/21	Deutsche Bank AG	AUD	375	291,700	284,846	6,854	—
Expiring 04/07/21	Deutsche Bank AG	AUD	365	285,127	277,250	7,877	—
Expiring 04/07/21	Deutsche Bank AG	AUD	255	199,099	193,696	5,403	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	40,668	31,624,942	30,891,007	733,935	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	17,433	13,556,546	13,241,933	314,613	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	1,161	901,035	881,884	19,151	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	320	243,854	243,069	785	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	310	243,188	235,473	7,715	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	310	241,060	235,473	5,587	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	310	242,823	235,473	7,350	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	260	201,627	197,493	4,134	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	260	202,588	197,494	5,094	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	260	203,470	197,494	5,976	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	255	197,780	193,696	4,084	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	208	158,712	157,995	717	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	157	119,326	119,256	70	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	154	119,104	116,977	2,127	—
Expiring 05/06/21	Citibank, N.A.	AUD	2,278	1,736,066	1,730,586	5,480	—
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	AUD	260	197,837	197,521	316	—
Expiring 06/01/21	Citibank, N.A.	AUD	15,797	11,983,318	12,002,048	—	(18,730)
Expiring 06/01/21	Citibank, N.A.	AUD	5,408	4,125,791	4,108,927	16,864	—
Expiring 06/04/21	Deutsche Bank AG	AUD	82,481	62,949,208	62,666,519	282,689	—
Expiring 06/16/21	Barclays Bank PLC	AUD	1,283	995,186	974,476	20,710	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	AUD	3,685	2,838,262	2,799,918	38,344	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	AUD	1,886	1,434,509	1,432,647	1,862	—
A53

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 04/05/21	Barclays Capital	BRL	60,231	$10,571,890	$10,697,437	$—	$(125,547)
Expiring 04/05/21	BNP Paribas S.A.	BRL	12,210	2,110,433	2,168,555	—	(58,122)
Expiring 04/05/21	Citibank, N.A.	BRL	56,548	10,128,508	10,043,356	85,152	—
Expiring 04/05/21	Citibank, N.A.	BRL	6,385	1,175,485	1,134,015	41,470	—
Expiring 04/05/21	Citibank, N.A.	BRL	2,225	389,667	395,173	—	(5,506)
British Pound,
Expiring 04/07/21	Bank of America, N.A.	GBP	1,106	1,531,080	1,524,765	6,315	—
Expiring 04/07/21	Citibank, N.A.	GBP	4,038	5,604,884	5,566,908	37,976	—
Expiring 04/07/21	Citibank, N.A.	GBP	1,957	2,712,145	2,697,979	14,166	—
Expiring 04/07/21	Citibank, N.A.	GBP	551	755,637	759,625	—	(3,988)
Expiring 04/07/21	Citibank, N.A.	GBP	203	282,293	279,861	2,432	—
Expiring 04/07/21	Citibank, N.A.	GBP	203	283,816	279,862	3,954	—
Expiring 04/07/21	Citibank, N.A.	GBP	202	278,734	278,483	251	—
Expiring 04/07/21	Citibank, N.A.	GBP	202	283,001	278,483	4,518	—
Expiring 04/07/21	Citibank, N.A.	GBP	174	240,639	239,882	757	—
Expiring 04/07/21	Citibank, N.A.	GBP	174	241,547	239,882	1,665	—
Expiring 04/07/21	Citibank, N.A.	GBP	174	240,892	239,881	1,011	—
Expiring 04/07/21	Citibank, N.A.	GBP	172	240,356	237,124	3,232	—
Expiring 04/07/21	Citibank, N.A.	GBP	171	239,573	235,746	3,827	—
Expiring 04/07/21	Citibank, N.A.	GBP	145	199,340	199,901	—	(561)
Expiring 04/07/21	Citibank, N.A.	GBP	142	198,232	195,765	2,467	—
Expiring 04/07/21	Deutsche Bank AG	GBP	172	239,580	237,125	2,455	—
Expiring 04/07/21	Deutsche Bank AG	GBP	144	199,237	198,523	714	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	49,239	68,547,631	67,882,363	665,268	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	6,642	9,246,601	9,156,861	89,740	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	838	1,166,614	1,155,292	11,322	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	627	869,866	864,401	5,465	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	428	593,677	590,054	3,623	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	428	593,393	590,054	3,339	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	203	280,328	279,862	466	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	203	283,423	279,862	3,561	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	199	277,738	274,347	3,391	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	174	238,796	239,882	—	(1,086)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	174	240,167	239,882	285	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	174	241,673	239,882	1,791	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	172	239,850	237,124	2,726	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	171	237,555	235,746	1,809	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	145	200,221	199,901	320	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	145	198,960	199,901	—	(941)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	GBP	145	199,328	199,901	—	(573)
Expiring 04/09/21	BNP Paribas S.A.	GBP	42,469	57,865,789	58,549,522	—	(683,733)
Expiring 04/09/21	BNP Paribas S.A.	GBP	4,453	6,117,771	6,139,312	—	(21,541)
Expiring 04/09/21	The Bank of New York Mellon Corp.	GBP	1,917	2,664,272	2,642,251	22,021	—
Expiring 05/06/21	Citibank, N.A.	GBP	786	1,084,539	1,083,707	832	—
Expiring 05/20/21	State Street Bank and Trust Co.	GBP	45,963	63,965,958	63,374,275	591,683	—
Expiring 05/20/21	UBS AG	GBP	1,306	1,817,587	1,800,579	17,008	—
Expiring 06/16/21	BNP Paribas S.A.	GBP	2,220	3,084,708	3,060,958	23,750	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	GBP	1,046	1,448,541	1,442,859	5,682	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	GBP	946	1,319,144	1,304,074	15,070	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	1,163	1,617,435	1,603,469	13,966	—
Canadian Dollar,
Expiring 04/07/21	Citibank, N.A.	CAD	6,895	5,463,179	5,486,723	—	(23,544)
Expiring 04/07/21	Citibank, N.A.	CAD	2,050	1,625,627	1,631,296	—	(5,669)
A54

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/07/21	Citibank, N.A.	CAD	1,015	$813,670	$807,691	$5,979	$—
Expiring 04/07/21	Citibank, N.A.	CAD	360	287,426	286,471	955	—
Expiring 04/07/21	Citibank, N.A.	CAD	305	242,778	242,705	73	—
Expiring 04/07/21	Citibank, N.A.	CAD	305	244,375	242,705	1,670	—
Expiring 04/07/21	Citibank, N.A.	CAD	305	242,027	242,705	—	(678)
Expiring 04/07/21	Citibank, N.A.	CAD	305	240,913	242,705	—	(1,792)
Expiring 04/07/21	Citibank, N.A.	CAD	300	240,357	238,726	1,631	—
Expiring 04/07/21	Citibank, N.A.	CAD	255	202,444	202,918	—	(474)
Expiring 04/07/21	Citibank, N.A.	CAD	255	204,616	202,917	1,699	—
Expiring 04/07/21	Citibank, N.A.	CAD	255	202,437	202,917	—	(480)
Expiring 04/07/21	Citibank, N.A.	CAD	255	201,985	202,917	—	(932)
Expiring 04/07/21	Citibank, N.A.	CAD	250	198,993	198,939	54	—
Expiring 04/07/21	Citibank, N.A.	CAD	250	198,897	198,938	—	(41)
Expiring 04/07/21	Deutsche Bank AG	CAD	380	300,846	302,387	—	(1,541)
Expiring 04/07/21	Deutsche Bank AG	CAD	380	299,237	302,387	—	(3,150)
Expiring 04/07/21	Deutsche Bank AG	CAD	360	286,056	286,472	—	(416)
Expiring 04/07/21	Deutsche Bank AG	CAD	360	288,513	286,472	2,041	—
Expiring 04/07/21	Deutsche Bank AG	CAD	305	244,331	242,705	1,626	—
Expiring 04/07/21	Deutsche Bank AG	CAD	305	244,331	242,705	1,626	—
Expiring 04/07/21	Deutsche Bank AG	CAD	305	244,199	242,705	1,494	—
Expiring 04/07/21	Deutsche Bank AG	CAD	305	246,031	242,705	3,326	—
Expiring 04/07/21	Deutsche Bank AG	CAD	305	246,170	242,705	3,465	—
Expiring 04/07/21	Deutsche Bank AG	CAD	305	241,753	242,705	—	(952)
Expiring 04/07/21	Deutsche Bank AG	CAD	300	236,591	238,727	—	(2,136)
Expiring 04/07/21	Deutsche Bank AG	CAD	255	202,036	202,917	—	(881)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	82,307	65,016,920	65,496,112	—	(479,192)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	6,879	5,429,999	5,473,991	—	(43,992)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	1,915	1,514,688	1,523,869	—	(9,181)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	1,415	1,117,754	1,125,992	—	(8,238)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	1,355	1,070,001	1,078,246	—	(8,245)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	765	609,340	608,751	589	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	460	366,821	366,047	774	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	360	289,185	286,471	2,714	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	360	286,187	286,471	—	(284)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	305	242,073	242,705	—	(632)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	305	243,519	242,705	814	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	305	244,315	242,705	1,610	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	305	240,850	242,705	—	(1,855)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	305	241,325	242,705	—	(1,380)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	305	241,222	242,704	—	(1,482)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	255	203,182	202,917	265	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	255	200,467	202,917	—	(2,450)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	255	201,275	202,918	—	(1,643)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	250	198,582	198,939	—	(357)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	250	198,209	198,938	—	(729)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	250	197,331	198,938	—	(1,607)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	250	197,201	198,939	—	(1,738)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	52	41,076	41,379	—	(303)
Expiring 04/22/21	BNP Paribas S.A.	CAD	92,735	73,065,472	73,796,489	—	(731,017)
Expiring 05/06/21	Deutsche Bank AG	CAD	255	202,134	202,925	—	(791)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	CAD	2,752	2,189,869	2,190,001	—	(132)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	CAD	460	366,318	366,061	257	—
Expiring 06/01/21	Citibank, N.A.	CAD	2,531	2,007,200	2,014,379	—	(7,179)
Expiring 06/01/21	UBS AG	CAD	8,911	7,070,429	7,091,643	—	(21,214)
Expiring 06/16/21	BNP Paribas S.A.	CAD	4,499	3,569,911	3,580,526	—	(10,615)
A55

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/16/21	Citibank, N.A.	CAD	12,991	$10,270,045	$10,338,390	$—	$(68,345)
Expiring 06/16/21	Citibank, N.A.	CAD	1,675	1,321,242	1,332,721	—	(11,479)
Expiring 06/16/21	State Street Bank and Trust Co.	CAD	1,702	1,352,222	1,354,813	—	(2,591)
Chilean Peso,
Expiring 04/07/21	Citibank, N.A.	CLP	1,551,761	2,141,394	2,154,102	—	(12,708)
Expiring 04/07/21	Citibank, N.A.	CLP	1,075,500	1,484,165	1,492,973	—	(8,808)
Expiring 04/07/21	Citibank, N.A.	CLP	617,400	860,968	857,054	3,914	—
Expiring 04/07/21	Citibank, N.A.	CLP	469,250	647,974	651,397	—	(3,423)
Expiring 05/06/21	Citibank, N.A.	CLP	371,311	512,790	515,523	—	(2,733)
Expiring 05/17/21	Barclays Bank PLC	CLP	397,105	547,656	551,367	—	(3,711)
Expiring 05/17/21	BNP Paribas S.A.	CLP	1,015,016	1,373,128	1,409,316	—	(36,188)
Expiring 05/17/21	BNP Paribas S.A.	CLP	400,791	552,054	556,485	—	(4,431)
Expiring 05/17/21	BNP Paribas S.A.	CLP	400,204	549,052	555,670	—	(6,618)
Chinese Renminbi,
Expiring 04/07/21	Citibank, N.A.	CNH	7,453	1,142,970	1,134,649	8,321	—
Expiring 04/07/21	Citibank, N.A.	CNH	4,847	747,484	737,910	9,574	—
Expiring 04/07/21	Citibank, N.A.	CNH	2,622	400,734	399,174	1,560	—
Expiring 04/07/21	Citibank, N.A.	CNH	1,567	241,091	238,561	2,530	—
Expiring 04/07/21	Citibank, N.A.	CNH	1,549	238,519	235,820	2,699	—
Expiring 04/07/21	Citibank, N.A.	CNH	1,302	200,930	198,217	2,713	—
Expiring 04/07/21	Deutsche Bank AG	CNH	7,545	1,154,489	1,148,656	5,833	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CNH	26,221	4,000,946	3,991,901	9,045	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CNH	24,872	3,839,030	3,786,528	52,502	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CNH	23,030	3,513,450	3,506,101	7,349	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CNH	7,362	1,127,714	1,120,795	6,919	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CNH	4,979	758,840	758,006	834	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CNH	3,626	555,469	552,025	3,444	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CNH	1,559	239,999	237,343	2,656	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CNH	1,310	200,588	199,435	1,153	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CNH	1,288	195,920	196,086	—	(166)
Expiring 05/06/21	Citibank, N.A.	CNH	10,317	1,563,280	1,567,234	—	(3,954)
Expiring 05/06/21	Citibank, N.A.	CNH	8,298	1,257,345	1,260,533	—	(3,188)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	CNH	16,961	2,581,253	2,576,511	4,742	—
Expiring 05/20/21	UBS AG	CNH	143,927	21,954,109	21,841,032	113,077	—
Expiring 05/20/21	UBS AG	CNH	80,872	12,428,847	12,272,351	156,496	—
Expiring 06/16/21	BNP Paribas S.A.	CNH	17,961	2,739,545	2,720,026	19,519	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CNH	18,241	2,763,512	2,762,506	1,006	—
Expiring 06/16/21	UBS AG	CNH	9,047	1,372,472	1,370,116	2,356	—
Colombian Peso,
Expiring 04/07/21	Citibank, N.A.	COP	12,071,534	3,306,726	3,296,387	10,339	—
Expiring 04/07/21	Citibank, N.A.	COP	7,393,700	2,025,338	2,019,005	6,333	—
Expiring 04/07/21	Citibank, N.A.	COP	4,785,108	1,310,773	1,306,675	4,098	—
Expiring 04/07/21	Citibank, N.A.	COP	3,003,200	837,442	820,087	17,355	—
Expiring 04/07/21	Citibank, N.A.	COP	491,088	134,523	134,102	421	—
Expiring 04/27/21	BNP Paribas S.A.	COP	7,736,595	2,091,000	2,112,064	—	(21,064)
Expiring 04/27/21	BNP Paribas S.A.	COP	4,932,589	1,372,642	1,346,580	26,062	—
Expiring 04/27/21	BNP Paribas S.A.	COP	2,683,619	748,704	732,618	16,086	—
Expiring 04/27/21	UBS AG	COP	4,931,902	1,372,642	1,346,392	26,250	—
Expiring 05/06/21	Deutsche Bank AG	COP	4,785,108	1,295,022	1,305,991	—	(10,969)
Expiring 05/06/21	Deutsche Bank AG	COP	2,229,840	603,475	608,587	—	(5,112)
Expiring 05/20/21	Citibank, N.A.	COP	21,569,339	6,106,195	5,884,021	222,174	—
Expiring 05/20/21	Deutsche Bank AG	COP	16,913,072	4,728,284	4,613,811	114,473	—
Czech Koruna,
Expiring 04/07/21	Bank of America, N.A.	CZK	37,992	1,749,330	1,707,038	42,292	—
A56

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/07/21	Bank of America, N.A.	CZK	14,430	$664,425	$648,362	$16,063	$—
Expiring 04/07/21	Deutsche Bank AG	CZK	18,280	843,355	821,348	22,007	—
Expiring 05/28/21	BNP Paribas S.A.	CZK	19,000	860,619	853,778	6,841	—
Danish Krone,
Expiring 04/07/21	Citibank, N.A.	DKK	31,678	5,133,551	4,994,482	139,069	—
Expiring 05/21/21	BNP Paribas S.A.	DKK	6,338	1,042,743	999,968	42,775	—
Euro,
Expiring 04/07/21	Bank of America, N.A.	EUR	5,922	7,151,333	6,945,737	205,596	—
Expiring 04/07/21	Bank of America, N.A.	EUR	230	277,283	269,760	7,523	—
Expiring 04/07/21	Bank of America, N.A.	EUR	200	239,817	234,574	5,243	—
Expiring 04/07/21	Citibank, N.A.	EUR	2,909	3,466,679	3,411,879	54,800	—
Expiring 04/07/21	Citibank, N.A.	EUR	674	800,822	790,515	10,307	—
Expiring 04/07/21	Citibank, N.A.	EUR	674	801,811	790,515	11,296	—
Expiring 04/07/21	Citibank, N.A.	EUR	470	555,465	551,249	4,216	—
Expiring 04/07/21	Citibank, N.A.	EUR	235	280,430	275,625	4,805	—
Expiring 04/07/21	Citibank, N.A.	EUR	235	281,232	275,625	5,607	—
Expiring 04/07/21	Citibank, N.A.	EUR	235	284,019	275,625	8,394	—
Expiring 04/07/21	Citibank, N.A.	EUR	235	280,380	275,625	4,755	—
Expiring 04/07/21	Citibank, N.A.	EUR	171	203,569	200,561	3,008	—
Expiring 04/07/21	Citibank, N.A.	EUR	166	198,430	194,697	3,733	—
Expiring 04/07/21	Deutsche Bank AG	EUR	2,229	2,692,797	2,614,328	78,469	—
Expiring 04/07/21	Deutsche Bank AG	EUR	166	201,424	194,697	6,727	—
Expiring 04/07/21	Deutsche Bank AG	EUR	165	199,815	193,523	6,292	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	189,113	227,952,839	221,804,964	6,147,875	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	5,032	6,065,467	5,901,882	163,585	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	4,863	5,783,717	5,703,667	80,050	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	4,165	5,020,404	4,885,004	135,400	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	2,995	3,621,776	3,512,746	109,030	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	2,013	2,428,075	2,360,988	67,087	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	1,540	1,885,146	1,806,219	78,927	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	1,364	1,618,483	1,599,795	18,688	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	659	803,458	772,921	30,537	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	599	721,745	702,548	19,197	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	280	339,896	328,403	11,493	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	233	281,461	273,278	8,183	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	203	242,256	238,092	4,164	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	202	243,487	236,920	6,567	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	201	238,972	235,747	3,225	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	162	195,271	190,005	5,266	—
Expiring 04/09/21	Barclays Bank PLC	EUR	1,454	1,708,549	1,705,364	3,185	—
Expiring 04/09/21	Barclays Bank PLC	EUR	1,213	1,472,069	1,422,735	49,334	—
Expiring 04/09/21	BNP Paribas S.A.	EUR	24,092	29,255,819	28,258,248	997,571	—
Expiring 04/09/21	Citibank, N.A.	EUR	3,138	3,735,818	3,680,827	54,991	—
Expiring 04/09/21	Morgan Stanley & Co. International PLC	EUR	586	706,445	686,758	19,687	—
Expiring 04/09/21	Morgan Stanley & Co. International PLC	EUR	424	513,421	497,179	16,242	—
Expiring 04/09/21	State Street Bank and Trust Co.	EUR	2,022	2,410,074	2,371,072	39,002	—
Expiring 04/09/21	State Street Bank and Trust Co.	EUR	1,420	1,711,810	1,665,786	46,024	—
Expiring 04/09/21	State Street Bank and Trust Co.	EUR	828	986,746	971,124	15,622	—
Expiring 04/09/21	UBS AG	EUR	224,183	272,147,069	262,948,973	9,198,096	—
Expiring 05/06/21	Citibank, N.A.	EUR	4,929	5,814,337	5,784,590	29,747	—
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	EUR	4,484	5,283,363	5,262,346	21,017	—
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	EUR	2,358	2,764,578	2,767,308	—	(2,730)
Expiring 05/27/21	JPMorgan Chase Bank, N.A.	EUR	245,167	292,658,272	287,855,203	4,803,069	—
A57

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/27/21	JPMorgan Chase Bank, N.A.	EUR	8,762	$10,343,738	$10,287,121	$56,617	$—
Expiring 05/27/21	JPMorgan Chase Bank, N.A.	EUR	2,241	2,676,452	2,631,052	45,400	—
Expiring 05/27/21	JPMorgan Chase Bank, N.A.	EUR	858	1,023,620	1,007,721	15,899	—
Expiring 05/27/21	JPMorgan Chase Bank, N.A.	EUR	255	305,130	299,941	5,189	—
Expiring 06/16/21	Bank of America, N.A.	EUR	1,148	1,370,475	1,348,869	21,606	—
Expiring 06/16/21	BNP Paribas S.A.	EUR	6,944	8,276,811	8,156,598	120,213	—
Expiring 06/16/21	BNP Paribas S.A.	EUR	4,617	5,509,905	5,423,245	86,660	—
Expiring 06/16/21	BNP Paribas S.A.	EUR	1,159	1,385,999	1,360,880	25,119	—
Expiring 06/16/21	BNP Paribas S.A.	EUR	1,151	1,374,767	1,351,531	23,236	—
Expiring 06/16/21	BNP Paribas S.A.	EUR	641	766,576	752,415	14,161	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	EUR	1,313	1,570,498	1,541,863	28,635	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	EUR	1,117	1,335,981	1,311,562	24,419	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	1,146	1,371,420	1,346,404	25,016	—
Expiring 06/16/21	State Street Bank and Trust Co.	EUR	4,145	4,939,252	4,869,303	69,949	—
Hungarian Forint,
Expiring 04/07/21	Citibank, N.A.	HUF	434,850	1,454,254	1,408,012	46,242	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	HUF	434,850	1,444,051	1,408,012	36,039	—
Indian Rupee,
Expiring 04/07/21	Citibank, N.A.	INR	93,380	1,266,857	1,273,682	—	(6,825)
Expiring 04/07/21	Citibank, N.A.	INR	61,110	839,423	833,526	5,897	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	INR	361,520	4,841,051	4,931,051	—	(90,000)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	INR	185,780	2,507,153	2,533,998	—	(26,845)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	INR	164,744	2,250,232	2,247,071	3,161	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	INR	93,380	1,266,513	1,273,682	—	(7,169)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	INR	70,130	957,903	956,557	1,346	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	INR	13,600	185,762	185,501	261	—
Expiring 04/15/21	Citibank, N.A.	INR	457,127	6,176,544	6,227,865	—	(51,321)
Expiring 04/15/21	Citibank, N.A.	INR	443,440	5,985,134	6,041,397	—	(56,263)
Expiring 04/27/21	JPMorgan Chase Bank, N.A.	INR	210,039	2,836,836	2,856,588	—	(19,752)
Expiring 05/06/21	Citibank, N.A.	INR	78,720	1,064,575	1,069,148	—	(4,573)
Indonesian Rupiah,
Expiring 04/05/21	Barclays Bank PLC	IDR	62,424,232	4,283,848	4,286,222	—	(2,374)
Expiring 04/05/21	Barclays Bank PLC	IDR	56,645,647	3,905,250	3,889,449	15,801	—
Expiring 04/05/21	BNP Paribas S.A.	IDR	81,769,449	5,735,872	5,614,518	121,354	—
Expiring 04/05/21	BNP Paribas S.A.	IDR	58,536,293	4,017,039	4,019,265	—	(2,226)
Expiring 04/05/21	BNP Paribas S.A.	IDR	58,536,293	4,057,413	4,019,266	38,147	—
Expiring 04/05/21	Citibank, N.A.	IDR	9,677,386	664,108	664,476	—	(368)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	IDR	36,806,997	2,525,871	2,527,271	—	(1,400)
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	IDR	9,667,831	663,453	663,821	—	(368)
Expiring 04/05/21	UBS AG	IDR	19,838,650	1,361,423	1,362,178	—	(755)
Expiring 04/07/21	Deutsche Bank AG	IDR	22,618,000	1,553,221	1,551,357	1,864	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	IDR	71,724,885	4,959,884	4,919,571	40,313	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	IDR	9,555,000	655,800	655,373	427	—
Expiring 04/12/21	UBS AG	IDR	8,060,253	550,564	552,433	—	(1,869)
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	IDR	88,347,404	6,253,798	6,052,409	201,389	—
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	IDR	87,119,000	6,138,815	5,968,254	170,561	—
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	IDR	84,897,525	5,965,047	5,816,069	148,978	—
Expiring 05/03/21	Barclays Bank PLC	IDR	62,424,232	4,284,701	4,265,060	19,641	—
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	IDR	71,724,885	4,901,919	4,898,442	3,477	—
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	IDR	22,618,000	1,545,790	1,544,693	1,097	—
Expiring 05/10/21	JPMorgan Chase Bank, N.A.	IDR	3,604,304	245,776	246,017	—	(241)
Expiring 07/01/21	BNP Paribas S.A.	IDR	58,536,293	3,973,924	3,967,519	6,405	—
Israeli Shekel,
Expiring 04/07/21	Bank of America, N.A.	ILS	11,514	3,494,704	3,444,161	50,543	—
A58

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 04/07/21	Bank of America, N.A.	ILS	3,430	$1,041,066	$1,026,009	$15,057	$—
Expiring 04/07/21	Citibank, N.A.	ILS	3,010	909,673	900,375	9,298	—
Expiring 04/07/21	Deutsche Bank AG	ILS	3,210	973,877	960,201	13,676	—
Expiring 05/28/21	BNP Paribas S.A.	ILS	2,347	709,506	702,500	7,006	—
Japanese Yen,
Expiring 04/07/21	Bank of America, N.A.	JPY	18,630,874	174,384,339	168,275,497	6,108,842	—
Expiring 04/07/21	Bank of America, N.A.	JPY	504,791	4,724,826	4,559,311	165,515	—
Expiring 04/07/21	Bank of America, N.A.	JPY	438,175	4,101,303	3,957,631	143,672	—
Expiring 04/07/21	Bank of America, N.A.	JPY	242,000	2,265,112	2,185,763	79,349	—
Expiring 04/07/21	Bank of America, N.A.	JPY	148,600	1,390,891	1,342,167	48,724	—
Expiring 04/07/21	Bank of America, N.A.	JPY	109,600	1,025,852	989,915	35,937	—
Expiring 04/07/21	Bank of America, N.A.	JPY	21,600	198,983	195,093	3,890	—
Expiring 04/07/21	Citibank, N.A.	JPY	84,750	798,509	765,468	33,041	—
Expiring 04/07/21	Citibank, N.A.	JPY	84,750	798,397	765,468	32,929	—
Expiring 04/07/21	Citibank, N.A.	JPY	83,000	764,449	749,663	14,786	—
Expiring 04/07/21	Citibank, N.A.	JPY	30,500	280,553	275,479	5,074	—
Expiring 04/07/21	Citibank, N.A.	JPY	30,200	277,750	272,769	4,981	—
Expiring 04/07/21	Citibank, N.A.	JPY	26,700	244,974	241,156	3,818	—
Expiring 04/07/21	Citibank, N.A.	JPY	25,900	238,551	233,930	4,621	—
Expiring 04/07/21	Citibank, N.A.	JPY	25,900	238,594	233,931	4,663	—
Expiring 04/07/21	Citibank, N.A.	JPY	21,600	198,579	195,093	3,486	—
Expiring 04/07/21	Citibank, N.A.	JPY	21,600	198,219	195,093	3,126	—
Expiring 04/07/21	Deutsche Bank AG	JPY	120,710	1,132,694	1,090,262	42,432	—
Expiring 04/07/21	Deutsche Bank AG	JPY	30,200	278,515	272,768	5,747	—
Expiring 04/07/21	Deutsche Bank AG	JPY	25,700	241,032	232,125	8,907	—
Expiring 04/07/21	Deutsche Bank AG	JPY	21,400	201,809	193,286	8,523	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	172,200	1,613,789	1,555,324	58,465	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	108,000	995,467	975,464	20,003	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	92,200	845,188	832,758	12,430	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	51,200	479,253	462,442	16,811	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	30,200	277,544	272,769	4,775	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	30,200	278,053	272,769	5,284	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	30,200	282,672	272,768	9,904	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	30,100	282,756	271,866	10,890	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	29,900	280,470	270,059	10,411	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	25,900	238,516	233,931	4,585	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	21,600	198,709	195,093	3,616	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	21,600	198,078	195,093	2,985	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	21,400	201,629	193,286	8,343	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	JPY	21,400	201,175	193,286	7,889	—
Expiring 05/06/21	Citibank, N.A.	JPY	138,100	1,250,123	1,247,697	2,426	—
Expiring 05/06/21	Deutsche Bank AG	JPY	249,977	2,255,819	2,258,475	—	(2,656)
Expiring 05/20/21	BNP Paribas S.A.	JPY	677,494	6,212,306	6,121,625	90,681	—
Expiring 05/20/21	BNP Paribas S.A.	JPY	666,066	6,145,279	6,018,364	126,915	—
Expiring 05/20/21	Morgan Stanley & Co. International PLC	JPY	18,931,912	178,693,135	171,062,903	7,630,232	—
Expiring 06/10/21	UBS AG	JPY	19,328,468	177,355,494	174,679,084	2,676,410	—
Expiring 06/16/21	Bank of America, N.A.	JPY	271,590	2,479,164	2,454,621	24,543	—
Expiring 06/16/21	BNP Paribas S.A.	JPY	952,726	8,848,883	8,610,713	238,170	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	JPY	301,929	2,740,405	2,728,829	11,576	—
Malaysian Ringgit,
Expiring 04/07/21	Deutsche Bank AG	MYR	23,680	5,826,485	5,719,531	106,954	—
Expiring 09/23/21	Morgan Stanley & Co. International PLC	MYR	17,887	4,324,225	4,301,529	22,696	—
A59

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 04/07/21	Bank of America, N.A.	MXN	22,470	$1,097,141	$1,098,487	$—	$(1,346)
Expiring 04/07/21	Citibank, N.A.	MXN	218,448	10,538,636	10,679,234	—	(140,598)
Expiring 04/07/21	Citibank, N.A.	MXN	164,500	7,936,010	8,041,886	—	(105,876)
Expiring 04/07/21	Citibank, N.A.	MXN	84,470	4,062,269	4,129,472	—	(67,203)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	MXN	84,470	3,990,014	4,129,472	—	(139,458)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	MXN	84,470	4,097,150	4,129,472	—	(32,322)
Expiring 04/16/21	BNP Paribas S.A.	MXN	119,776	5,708,382	5,849,816	—	(141,434)
Expiring 04/16/21	The Bank of New York Mellon Corp.	MXN	21,612	1,049,322	1,055,528	—	(6,206)
Expiring 06/16/21	Barclays Bank PLC	MXN	28,532	1,367,415	1,384,167	—	(16,752)
Expiring 06/16/21	Barclays Bank PLC	MXN	11,427	548,362	554,350	—	(5,988)
Expiring 06/16/21	BNP Paribas S.A.	MXN	57,169	2,665,115	2,773,410	—	(108,295)
Expiring 06/16/21	BNP Paribas S.A.	MXN	28,459	1,355,292	1,380,598	—	(25,306)
Expiring 06/16/21	BNP Paribas S.A.	MXN	16,357	752,385	793,529	—	(41,144)
Expiring 06/16/21	BNP Paribas S.A.	MXN	15,753	739,173	764,211	—	(25,038)
Expiring 06/16/21	BNP Paribas S.A.	MXN	15,685	739,173	760,899	—	(21,726)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	27,468	1,310,980	1,332,547	—	(21,567)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	24,174	1,106,322	1,172,745	—	(66,423)
Expiring 06/16/21	State Street Bank and Trust Co.	MXN	28,381	1,366,752	1,376,813	—	(10,061)
Expiring 06/16/21	UBS AG	MXN	22,853	1,092,901	1,108,628	—	(15,727)
Expiring 06/16/21	UBS AG	MXN	12,690	592,088	615,607	—	(23,519)
New Taiwanese Dollar,
Expiring 04/07/21	Citibank, N.A.	TWD	40,495	1,451,434	1,423,925	27,509	—
Expiring 04/07/21	Citibank, N.A.	TWD	39,190	1,387,994	1,378,038	9,956	—
Expiring 04/07/21	Citibank, N.A.	TWD	32,275	1,145,714	1,134,885	10,829	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	TWD	38,048	1,337,364	1,337,881	—	(517)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	TWD	85	3,061	2,989	72	—
Expiring 04/08/21	JPMorgan Chase Bank, N.A.	TWD	78,674	2,752,153	2,766,670	—	(14,517)
Expiring 04/08/21	JPMorgan Chase Bank, N.A.	TWD	78,517	2,750,168	2,761,162	—	(10,994)
Expiring 04/08/21	JPMorgan Chase Bank, N.A.	TWD	37,226	1,323,251	1,309,090	14,161	—
Expiring 04/08/21	JPMorgan Chase Bank, N.A.	TWD	35,577	1,287,731	1,251,126	36,605	—
Expiring 04/12/21	JPMorgan Chase Bank, N.A.	TWD	117,174	4,144,812	4,122,119	22,693	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	TWD	116,656	4,126,502	4,106,613	19,889	—
Expiring 04/27/21	Citibank, N.A.	TWD	173,391	6,299,713	6,108,423	191,290	—
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	TWD	111,960	3,945,727	3,947,735	—	(2,008)
New Zealand Dollar,
Expiring 04/07/21	Citibank, N.A.	NZD	495	356,929	345,708	11,221	—
Expiring 04/07/21	Citibank, N.A.	NZD	340	237,313	237,456	—	(143)
Expiring 04/07/21	Citibank, N.A.	NZD	280	201,736	195,552	6,184	—
Expiring 04/07/21	Citibank, N.A.	NZD	275	201,790	192,060	9,730	—
Expiring 04/07/21	Citibank, N.A.	NZD	275	200,783	192,060	8,723	—
Expiring 04/07/21	Deutsche Bank AG	NZD	9,511	6,914,353	6,642,482	271,871	—
Expiring 04/07/21	Deutsche Bank AG	NZD	4,871	3,541,143	3,401,906	139,237	—
Expiring 04/07/21	Deutsche Bank AG	NZD	335	233,449	233,964	—	(515)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	835	594,064	583,164	10,900	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NZD	285	200,180	199,044	1,136	—
Expiring 05/06/21	Bank of America, N.A.	NZD	3,920	2,725,550	2,737,526	—	(11,976)
Expiring 05/27/21	Morgan Stanley & Co. International PLC	NZD	17,434	12,635,802	12,174,000	461,802	—
Expiring 06/10/21	State Street Bank and Trust Co.	NZD	985	685,021	688,027	—	(3,006)
Expiring 06/16/21	BNP Paribas S.A.	NZD	1,123	805,263	784,376	20,887	—
Expiring 06/16/21	Citibank, N.A.	NZD	1,972	1,373,662	1,376,931	—	(3,269)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NZD	2,248	1,590,834	1,569,499	21,335	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	980	702,247	684,212	18,035	—
A60

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 06/16/21	State Street Bank and Trust Co.	NZD	1,961	$1,374,273	$1,369,630	$4,643	$—
Expiring 06/16/21	State Street Bank and Trust Co.	NZD	1,926	1,344,144	1,344,843	—	(699)
Expiring 06/16/21	State Street Bank and Trust Co.	NZD	1,914	1,353,415	1,336,170	17,245	—
Norwegian Krone,
Expiring 04/07/21	Bank of America, N.A.	NOK	2,360	275,777	275,925	—	(148)
Expiring 04/07/21	Bank of America, N.A.	NOK	2,060	243,447	240,849	2,598	—
Expiring 04/07/21	Citibank, N.A.	NOK	2,410	280,462	281,771	—	(1,309)
Expiring 04/07/21	Citibank, N.A.	NOK	2,410	284,127	281,770	2,357	—
Expiring 04/07/21	Citibank, N.A.	NOK	2,410	281,748	281,771	—	(23)
Expiring 04/07/21	Citibank, N.A.	NOK	2,400	283,428	280,602	2,826	—
Expiring 04/07/21	Citibank, N.A.	NOK	2,060	241,626	240,849	777	—
Expiring 04/07/21	Citibank, N.A.	NOK	2,060	239,847	240,850	—	(1,003)
Expiring 04/07/21	Citibank, N.A.	NOK	2,060	243,314	240,849	2,465	—
Expiring 04/07/21	Citibank, N.A.	NOK	1,740	203,268	203,437	—	(169)
Expiring 04/07/21	Citibank, N.A.	NOK	1,720	204,159	201,098	3,061	—
Expiring 04/07/21	Citibank, N.A.	NOK	1,720	201,891	201,098	793	—
Expiring 04/07/21	Citibank, N.A.	NOK	1,690	196,689	197,591	—	(902)
Expiring 04/07/21	Citibank, N.A.	NOK	1,680	199,439	196,422	3,017	—
Expiring 04/07/21	Citibank, N.A.	NOK	1,550	182,484	181,222	1,262	—
Expiring 04/07/21	Citibank, N.A.	NOK	1,550	183,032	181,222	1,810	—
Expiring 04/07/21	Deutsche Bank AG	NOK	70,432	8,221,962	8,234,723	—	(12,761)
Expiring 04/07/21	Deutsche Bank AG	NOK	23,914	2,791,629	2,795,962	—	(4,333)
Expiring 04/07/21	Deutsche Bank AG	NOK	6,729	796,732	786,737	9,995	—
Expiring 04/07/21	Deutsche Bank AG	NOK	1,740	205,773	203,436	2,337	—
Expiring 04/07/21	Deutsche Bank AG	NOK	1,720	200,307	201,097	—	(790)
Expiring 04/07/21	Deutsche Bank AG	NOK	1,710	200,270	199,929	341	—
Expiring 04/07/21	Deutsche Bank AG	NOK	1,690	197,453	197,590	—	(137)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	6,729	793,998	786,737	7,261	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	3,780	445,152	441,948	3,204	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,420	286,098	282,940	3,158	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,410	283,635	281,771	1,864	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,410	283,902	281,771	2,131	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,410	283,136	281,770	1,366	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,410	282,526	281,771	755	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,340	274,879	273,586	1,293	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,060	242,129	240,849	1,280	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,060	241,423	240,850	573	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,060	242,289	240,850	1,439	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,050	239,761	239,681	80	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	2,040	238,534	238,511	23	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	1,740	204,377	203,436	941	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	1,720	201,621	201,097	524	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	NOK	1,690	200,115	197,590	2,525	—
Expiring 04/15/21	BNP Paribas S.A.	NOK	52,973	6,132,667	6,193,477	—	(60,810)
Expiring 05/06/21	Deutsche Bank AG	NOK	2,060	241,013	240,849	164	—
Expiring 05/21/21	State Street Bank and Trust Co.	NOK	7,992	924,757	934,433	—	(9,676)
Expiring 06/16/21	Bank of America, N.A.	NOK	11,861	1,399,158	1,386,688	12,470	—
Expiring 06/16/21	Barclays Bank PLC	NOK	12,471	1,458,964	1,457,991	973	—
Expiring 06/16/21	BNP Paribas S.A.	NOK	10,346	1,212,098	1,209,511	2,587	—
Expiring 06/16/21	Citibank, N.A.	NOK	4,747	557,985	555,015	2,970	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	11,603	1,374,352	1,356,519	17,833	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	NOK	11,143	1,315,524	1,302,761	12,763	—
Peruvian Nuevo Sol,
Expiring 04/07/21	Citibank, N.A.	PEN	2,482	680,149	663,016	17,133	—
Expiring 04/07/21	Citibank, N.A.	PEN	1,792	491,067	478,697	12,370	—
A61

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 05/06/21	Deutsche Bank AG	PEN	2,482	$659,098	$662,978	$—	$(3,880)
Expiring 05/06/21	Deutsche Bank AG	PEN	1,792	475,868	478,669	—	(2,801)
Philippine Peso,
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	PHP	209,590	4,282,941	4,314,682	—	(31,741)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	PHP	35,270	726,887	726,079	808	—
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	PHP	70,370	1,445,533	1,444,582	951	—
Polish Zloty,
Expiring 04/07/21	Citibank, N.A.	PLN	8,146	2,165,221	2,061,345	103,876	—
Expiring 04/07/21	Deutsche Bank AG	PLN	3,440	892,041	870,491	21,550	—
Expiring 06/02/21	BNP Paribas S.A.	PLN	4,046	1,047,653	1,024,026	23,627	—
Expiring 06/24/21	BNP Paribas S.A.	PLN	24,119	6,135,955	6,105,925	30,030	—
Expiring 06/24/21	BNP Paribas S.A.	PLN	23,263	5,950,205	5,889,163	61,042	—
Russian Ruble,
Expiring 04/07/21	Bank of America, N.A.	RUB	290,130	3,851,454	3,833,997	17,457	—
Expiring 04/07/21	Bank of America, N.A.	RUB	178,581	2,381,620	2,359,904	21,716	—
Expiring 04/07/21	Bank of America, N.A.	RUB	100,880	1,345,372	1,333,105	12,267	—
Expiring 04/07/21	Bank of America, N.A.	RUB	50,678	675,860	669,697	6,163	—
Expiring 04/07/21	Citibank, N.A.	RUB	131,425	1,755,376	1,736,749	18,627	—
Expiring 04/07/21	Citibank, N.A.	RUB	88,638	1,192,814	1,171,329	21,485	—
Expiring 04/07/21	Citibank, N.A.	RUB	80,520	1,084,006	1,064,051	19,955	—
Expiring 04/07/21	Citibank, N.A.	RUB	59,092	794,568	780,886	13,682	—
Expiring 04/07/21	Citibank, N.A.	RUB	56,325	749,900	744,321	5,579	—
Expiring 05/06/21	Bank of America, N.A.	RUB	303,010	4,007,539	3,991,845	15,694	—
Expiring 05/06/21	Bank of America, N.A.	RUB	178,581	2,361,870	2,352,621	9,249	—
Expiring 05/06/21	Bank of America, N.A.	RUB	151,558	2,004,470	1,996,620	7,850	—
Expiring 05/19/21	Morgan Stanley & Co. International PLC	RUB	46,731	627,043	614,716	12,327	—
Singapore Dollar,
Expiring 04/07/21	Citibank, N.A.	SGD	3,959	2,981,680	2,942,948	38,732	—
Expiring 04/07/21	Citibank, N.A.	SGD	1,345	1,012,973	999,814	13,159	—
Expiring 04/07/21	Citibank, N.A.	SGD	380	282,816	282,475	341	—
Expiring 04/07/21	Citibank, N.A.	SGD	325	241,770	241,591	179	—
Expiring 04/07/21	Deutsche Bank AG	SGD	485	359,729	360,527	—	(798)
Expiring 04/07/21	Deutsche Bank AG	SGD	370	278,495	275,042	3,453	—
Expiring 04/07/21	Deutsche Bank AG	SGD	325	241,485	241,590	—	(105)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	3,930	2,915,121	2,921,390	—	(6,269)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	3,575	2,687,798	2,657,498	30,300	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	2,020	1,522,052	1,501,580	20,472	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	1,780	1,336,035	1,323,174	12,861	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	1,375	1,023,553	1,022,115	1,438	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	585	440,496	434,863	5,633	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	380	283,336	282,476	860	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	375	278,151	278,758	—	(607)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	375	281,381	278,758	2,623	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	320	238,323	237,874	449	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SGD	270	203,230	200,706	2,524	—
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	SGD	1,950	1,445,853	1,449,329	—	(3,476)
Expiring 05/25/21	Barclays Bank PLC	SGD	2,733	2,053,543	2,030,872	22,671	—
South African Rand,
Expiring 04/07/21	Bank of America, N.A.	ZAR	355,999	23,663,066	24,093,627	—	(430,561)
Expiring 04/07/21	Bank of America, N.A.	ZAR	18,890	1,277,655	1,278,455	—	(800)
Expiring 04/07/21	Deutsche Bank AG	ZAR	30,590	2,035,845	2,070,298	—	(34,453)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	ZAR	30,590	2,044,523	2,070,298	—	(25,775)
Expiring 04/08/21	Citibank, N.A.	ZAR	89,793	6,070,174	6,076,302	—	(6,128)
Expiring 04/08/21	Credit Suisse International	ZAR	87,550	6,010,522	5,924,508	86,014	—
A62

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 04/08/21	JPMorgan Chase Bank, N.A.	ZAR	90,232	$5,928,996	$6,106,001	$—	$(177,005)
Expiring 04/08/21	JPMorgan Chase Bank, N.A.	ZAR	88,631	5,976,200	5,997,645	—	(21,445)
Expiring 06/17/21	Barclays Bank PLC	ZAR	16,431	1,092,338	1,101,752	—	(9,414)
Expiring 06/17/21	Citibank, N.A.	ZAR	12,280	821,535	823,387	—	(1,852)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	8,895	565,728	596,424	—	(30,696)
Expiring 06/17/21	State Street Bank and Trust Co.	ZAR	8,218	550,770	551,059	—	(289)
Expiring 06/17/21	UBS AG	ZAR	16,319	1,093,386	1,094,242	—	(856)
Expiring 06/17/21	UBS AG	ZAR	8,617	555,370	577,814	—	(22,444)
South Korean Won,
Expiring 04/05/21	BNP Paribas S.A.	KRW	6,558,925	6,063,926	5,810,602	253,324	—
Expiring 04/05/21	JPMorgan Chase Bank, N.A.	KRW	2,208,571	1,985,000	1,956,590	28,410	—
Expiring 04/05/21	UBS AG	KRW	1,557,954	1,374,390	1,380,203	—	(5,813)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	KRW	18,482,579	16,408,831	16,391,078	17,753	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	KRW	1,851,640	1,625,386	1,642,107	—	(16,721)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	KRW	1,649,730	1,449,166	1,463,046	—	(13,880)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	KRW	1,293,390	1,145,201	1,147,029	—	(1,828)
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	KRW	1,090,980	968,400	967,524	876	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	KRW	42,370	37,616	37,575	41	—
Expiring 04/22/21	Barclays Capital	KRW	6,930,859	6,271,136	6,146,203	124,933	—
Expiring 04/22/21	Citibank, N.A.	KRW	6,764,264	6,023,098	5,998,469	24,629	—
Expiring 04/22/21	Standard Chartered Bank	KRW	6,916,090	6,077,087	6,133,105	—	(56,018)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	KRW	18,482,579	16,361,767	16,389,540	—	(27,773)
Expiring 05/06/21	JPMorgan Chase Bank, N.A.	KRW	4,634,720	4,102,902	4,109,866	—	(6,964)
Expiring 06/15/21	BNP Paribas S.A.	KRW	10,079,253	8,908,026	8,938,163	—	(30,137)
Swedish Krona,
Expiring 04/07/21	Bank of America, N.A.	SEK	2,040	239,913	233,600	6,313	—
Expiring 04/07/21	Bank of America, N.A.	SEK	1,670	197,602	191,231	6,371	—
Expiring 04/07/21	Citibank, N.A.	SEK	57,349	6,798,025	6,567,021	231,004	—
Expiring 04/07/21	Citibank, N.A.	SEK	21,740	2,577,012	2,489,442	87,570	—
Expiring 04/07/21	Citibank, N.A.	SEK	13,440	1,593,148	1,539,011	54,137	—
Expiring 04/07/21	Citibank, N.A.	SEK	10,410	1,241,934	1,192,047	49,887	—
Expiring 04/07/21	Citibank, N.A.	SEK	8,180	969,639	936,690	32,949	—
Expiring 04/07/21	Citibank, N.A.	SEK	6,130	727,345	701,944	25,401	—
Expiring 04/07/21	Citibank, N.A.	SEK	2,410	282,714	275,969	6,745	—
Expiring 04/07/21	Citibank, N.A.	SEK	2,390	282,629	273,679	8,950	—
Expiring 04/07/21	Citibank, N.A.	SEK	2,320	274,252	265,663	8,589	—
Expiring 04/07/21	Citibank, N.A.	SEK	2,010	238,807	230,164	8,643	—
Expiring 04/07/21	Citibank, N.A.	SEK	1,670	199,994	191,231	8,763	—
Expiring 04/07/21	Deutsche Bank AG	SEK	4,460	528,109	510,714	17,395	—
Expiring 04/07/21	Deutsche Bank AG	SEK	2,400	287,035	274,823	12,212	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	6,532	773,392	747,977	25,415	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	6,511	773,143	745,573	27,570	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	5,460	646,812	625,223	21,589	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	5,090	602,721	582,854	19,867	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	SEK	1,700	201,462	194,667	6,795	—
Expiring 04/15/21	BNP Paribas S.A.	SEK	51,288	6,227,115	5,873,381	353,734	—
Expiring 05/06/21	Deutsche Bank AG	SEK	25,660	2,944,747	2,939,100	5,647	—
Expiring 06/16/21	BNP Paribas S.A.	SEK	30,924	3,645,878	3,543,361	102,517	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SEK	23,911	2,741,093	2,739,849	1,244	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SEK	11,662	1,379,962	1,336,325	43,637	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SEK	11,140	1,312,787	1,276,414	36,373	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SEK	4,778	561,557	547,448	14,109	—
Expiring 06/16/21	State Street Bank and Trust Co.	SEK	206,776	24,351,698	23,693,289	658,409	—
Expiring 06/16/21	UBS AG	SEK	10,941	1,296,123	1,253,619	42,504	—
A63

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 04/07/21	Citibank, N.A.	CHF	1,820	$1,996,567	$1,925,987	$70,580	$—
Expiring 04/07/21	Citibank, N.A.	CHF	260	279,737	275,141	4,596	—
Expiring 04/07/21	Citibank, N.A.	CHF	260	281,589	275,141	6,448	—
Expiring 04/07/21	Citibank, N.A.	CHF	255	282,595	269,850	12,745	—
Expiring 04/07/21	Citibank, N.A.	CHF	185	198,044	195,773	2,271	—
Expiring 04/07/21	Deutsche Bank AG	CHF	335	356,778	354,509	2,269	—
Expiring 04/07/21	Deutsche Bank AG	CHF	180	199,138	190,482	8,656	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	8,078	8,830,123	8,548,419	281,704	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	6,794	7,426,573	7,189,646	236,927	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	295	314,572	312,180	2,392	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	220	238,051	232,811	5,240	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	220	238,244	232,812	5,432	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	190	204,576	201,064	3,512	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	180	199,099	190,483	8,616	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CHF	180	199,288	190,482	8,806	—
Expiring 05/06/21	Citibank, N.A.	CHF	4,350	4,897,541	4,606,714	290,827	—
Expiring 05/21/21	Citibank, N.A.	CHF	5,682	6,242,711	6,020,071	222,640	—
Expiring 06/16/21	BNP Paribas S.A.	CHF	1,414	1,525,294	1,498,737	26,557	—
Expiring 06/16/21	BNP Paribas S.A.	CHF	1,145	1,235,781	1,214,373	21,408	—
Expiring 06/16/21	BNP Paribas S.A.	CHF	1,144	1,235,781	1,212,893	22,888	—
Expiring 06/16/21	BNP Paribas S.A.	CHF	554	598,365	587,737	10,628	—
Expiring 06/16/21	Citibank, N.A.	CHF	2,415	2,605,330	2,560,556	44,774	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	1,254	1,358,841	1,329,625	29,216	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	1,245	1,345,511	1,319,763	25,748	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	1,240	1,337,214	1,314,233	22,981	—
Expiring 06/16/21	State Street Bank and Trust Co.	CHF	1,248	1,352,222	1,323,693	28,529	—
Expiring 06/16/21	State Street Bank and Trust Co.	CHF	1,243	1,343,031	1,318,384	24,647	—
Expiring 06/16/21	UBS AG	CHF	1,288	1,374,774	1,365,520	9,254	—
Expiring 06/16/21	UBS AG	CHF	1,266	1,372,129	1,341,836	30,293	—
Thai Baht,
Expiring 04/07/21	Citibank, N.A.	THB	46,830	1,546,208	1,498,500	47,708	—
Expiring 04/07/21	Citibank, N.A.	THB	33,640	1,093,273	1,076,437	16,836	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	THB	81,243	2,681,234	2,599,672	81,562	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	THB	46,000	1,504,743	1,471,941	32,802	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	THB	41,680	1,363,540	1,333,707	29,833	—
Expiring 06/16/21	BNP Paribas S.A.	THB	165,321	5,362,289	5,288,776	73,513	—
Turkish Lira,
Expiring 04/07/21	Citibank, N.A.	TRY	32,950	3,886,805	3,969,636	—	(82,831)
Expiring 04/07/21	Citibank, N.A.	TRY	12,770	1,698,974	1,538,459	160,515	—
Expiring 04/07/21	Citibank, N.A.	TRY	11,670	1,590,785	1,405,938	184,847	—
Expiring 04/07/21	Citibank, N.A.	TRY	11,670	1,590,785	1,405,938	184,847	—
Expiring 04/07/21	Citibank, N.A.	TRY	1,743	232,307	209,987	22,320	—
Expiring 04/07/21	Deutsche Bank AG	TRY	10,535	1,383,679	1,269,199	114,480	—
Expiring 04/07/21	Deutsche Bank AG	TRY	8,095	1,056,460	975,241	81,219	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	TRY	11,670	1,582,021	1,405,938	176,083	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	TRY	9,150	1,203,536	1,102,342	101,194	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	TRY	5,227	691,626	629,720	61,906	—
Expiring 04/29/21	UBS AG	TRY	4,545	549,570	538,246	11,324	—
Expiring 05/24/21	JPMorgan Chase Bank, N.A.	TRY	8,254	935,043	963,186	—	(28,143)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	5,568	661,552	640,035	21,517	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	5,029	566,623	578,023	—	(11,400)
A64

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/16/21	UBS AG	TRY	41,828	$4,702,110	$4,807,866	$—	$(105,756)
				$2,863,266,505	$2,814,542,437	53,858,914	(5,134,846)
						$57,392,059	$(19,415,452)
Cross currency exchange contracts outstanding at March 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
06/16/21	Buy	CHF	1,175	EUR	1,059	$1,580	$—	BNP Paribas S.A.
06/16/21	Buy	CHF	1,242	EUR	1,124	—	(4,283)	JPMorgan Chase Bank, N.A.
06/16/21	Buy	CHF	1,390	EUR	1,255	—	(170)	BNP Paribas S.A.
06/16/21	Buy	CHF	2,355	EUR	2,118	9,699	—	BNP Paribas S.A.
06/16/21	Buy	EUR	457	NOK	4,634	—	(4,610)	Bank of America, N.A.
06/16/21	Buy	EUR	1,082	CHF	1,197	2,603	—	BNP Paribas S.A.
06/16/21	Buy	EUR	1,116	NOK	11,509	—	(34,929)	JPMorgan Chase Bank, N.A.
06/16/21	Buy	EUR	1,166	CAD	1,731	—	(7,246)	State Street Bank and Trust Co.
06/16/21	Buy	EUR	1,166	AUD	1,802	1,131	—	State Street Bank and Trust Co.
06/16/21	Buy	EUR	1,248	GBP	1,072	—	(12,399)	BNP Paribas S.A.
06/16/21	Buy	EUR	1,869	JPY	241,925	8,606	—	Citibank, N.A.
06/16/21	Buy	EUR	2,119	CHF	2,353	—	(5,755)	BNP Paribas S.A.
06/16/21	Buy	EUR	2,243	SEK	23,006	—	(1,464)	BNP Paribas S.A.
06/16/21	Buy	EUR	2,271	JPY	293,869	11,881	—	Citibank, N.A.
06/16/21	Buy	EUR	2,308	JPY	299,730	1,513	—	BNP Paribas S.A.
06/16/21	Buy	EUR	2,330	CHF	2,573	8,356	—	UBS AG
06/16/21	Buy	GBP	984	JPY	149,887	1,652	—	UBS AG
06/16/21	Buy	GBP	1,267	CHF	1,624	25,522	—	Citibank, N.A.
06/16/21	Buy	NOK	11,711	EUR	1,169	—	(4,441)	UBS AG
06/16/21	Buy	NOK	11,747	EUR	1,171	—	(2,244)	JPMorgan Chase Bank, N.A.
06/16/21	Buy	SEK	11,982	NOK	11,797	—	(6,301)	JPMorgan Chase Bank, N.A.
						$72,543	$(83,842)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2021(4)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		1,410	0.372%	$4,613	$28,971	$24,358
Republic of Chile	06/20/24	1.000%(Q)		120	0.318%	2,362	2,679	317
Republic of Colombia	06/20/24	1.000%(Q)		4,020	0.844%	16,691	21,146	4,455
Republic of Indonesia	06/20/24	1.000%(Q)		3,410	0.508%	(6,116)	54,896	61,012
Republic of Peru	06/20/24	1.000%(Q)		30	0.503%	473	489	16
Russian Federation	12/20/24	1.000%(Q)		160	0.847%	(751)	944	1,695
State of Qatar	06/20/24	1.000%(Q)		1,070	0.277%	14,963	25,303	10,340
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	950	0.661%	12,546	12,568	22
						$44,781	$146,996	$102,215

A65

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx Europe 35.V1	06/20/26	1.000%(Q)	EUR	18,650	$(524,851)	$(552,712)	$(27,861)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2021(4)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.35.V1	06/20/26	1.000%(Q)		26,580	1.856%	$(1,042,187)	$(1,101,380)	$(59,193)
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)		6,850	3.078%	577,020	620,797	43,777
CDX.NA.IG.28.V1	06/20/22	1.000%(Q)		16,925	0.280%	149,168	154,898	5,730
CDX.NA.IG.34.V1	06/20/23	1.000%(Q)		22,350	0.319%	198,854	347,200	148,346
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)		18,350	0.566%	209,144	336,502	127,358
iTraxx Europe 35.V1	06/20/26	5.000%(Q)	EUR	5,650	2.528%	725,182	795,317	70,135
						$817,181	$1,153,334	$336,153

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	3,736	*	$(1,006,435)	$(268,224)	$(738,211)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	574	*	(154,629)	(43,938)	(110,691)	Deutsche Bank AG
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,896	*	(510,602)	(116,425)	(394,177)	Credit Suisse International
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,185	*	(319,126)	(70,279)	(248,847)	Credit Suisse International
CMBX.NA.BBB.8	10/17/57	3.000%(M)	1,650	*	(257,432)	(435,675)	178,243	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.8	10/17/57	3.000%(M)	850	*	(132,829)	(134,577)	1,748	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.8	10/17/57	3.000%(M)	550	*	(85,948)	(103,107)	17,159	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.10	11/17/59	3.000%(M)	2,700	*	(337,771)	(428,684)	90,913	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.10	11/17/59	3.000%(M)	1,600	*	(199,761)	(357,924)	158,163	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	3,150	*	(184,678)	(684,664)	499,986	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	2,900	*	(169,779)	(441,203)	271,424	Morgan Stanley & Co. International PLC
CMBX.NA.BBB.11	11/18/54	3.000%(M)	700	*	(41,215)	(80,378)	39,163	Morgan Stanley & Co. International PLC
					$(3,400,205)	$(3,165,078)	$(235,127)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A66

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	424,080	02/22/23	0.190%(Q)	3 Month BBSW(2)(Q)	$(150,768)	$(121,633)	$29,135
AUD	228,320	01/25/24	0.500%(Q)	3 Month BBSW(2)(Q)	316,469	(203,079)	(519,548)
AUD	75,260	02/26/24	0.500%(Q)	3 Month BBSW(2)(Q)	179,333	57,834	(121,499)
AUD	36,070	02/23/26	1.550%(S)	6 Month BBSW(1)(S)	26,833	55,209	28,376
AUD	7,463	03/15/26	0.563%(S)	6 Month BBSW(2)(S)	4,081	(134,421)	(138,502)
AUD	10,780	06/16/26	0.500%(S)	6 Month BBSW(2)(S)	(5,277)	(204,055)	(198,778)
AUD	69,960	06/16/26	0.500%(S)	6 Month BBSW(2)(S)	(1,189,425)	(1,324,275)	(134,850)
AUD	34,030	06/16/28	0.750%(S)	6 Month BBSW(2)(S)	(1,146,410)	(1,259,878)	(113,468)
AUD	28,930	03/19/30	1.750%(S)	6 Month BBSW(2)(S)	(1,222)	(910,405)	(909,183)
AUD	41,260	10/28/30	1.240%(S)	6 Month BBSW(2)(S)	(1,014,087)	(2,230,062)	(1,215,975)
AUD	96,130	01/21/31	1.710%(S)	6 Month BBSW(2)(S)	(1,234,144)	(3,776,320)	(2,542,176)
AUD	13,790	02/03/31	1.500%(S)	6 Month BBSW(2)(S)	(379,072)	(644,267)	(265,195)
AUD	33,620	02/24/31	2.500%(S)	6 Month BBSW(2)(S)	(249,513)	(428,120)	(178,607)
AUD	22,290	06/16/31	1.000%(S)	6 Month BBSW(2)(S)	(1,347,335)	(1,467,247)	(119,912)
AUD	2,457	06/16/31	1.094%(S)	6 Month BBSW(2)(S)	(1,605)	(145,265)	(143,660)
AUD	11,120	02/25/41	2.750%(S)	6 Month BBSW(1)(S)	40,389	171,681	131,292
BRL	47,280	01/03/22	3.390%(T)	1 Day BROIS(2)(T)	—	(60,003)	(60,003)
BRL	53,575	01/03/22	4.120%(T)	1 Day BROIS(2)(T)	132,168	132,669	501
BRL	7,085	01/02/23	4.230%(T)	1 Day BROIS(2)(T)	3,998	(28,865)	(32,863)
BRL	35,556	01/02/23	4.590%(T)	1 Day BROIS(2)(T)	—	(111,703)	(111,703)
BRL	35,556	01/02/23	4.590%(T)	1 Day BROIS(1)(T)	95,495	112,702	17,207
BRL	72,719	01/02/23	4.910%(T)	1 Day BROIS(2)(T)	—	(248,800)	(248,800)
BRL	57,302	01/02/23	4.915%(T)	1 Day BROIS(2)(T)	—	(197,426)	(197,426)
BRL	35,240	01/02/23	5.800%(T)	1 Day BROIS(1)(T)	37,020	41,177	4,157
BRL	880	01/02/24	4.930%(T)	1 Day BROIS(2)(T)	269	(5,663)	(5,932)
BRL	40,010	01/02/25	6.320%(T)	1 Day BROIS(1)(T)	87,172	277,682	190,510
CAD	332,600	02/28/23	0.804%(S)	3 Month CDOR(2)(S)	44,536	246,619	202,083
CAD	651,230	03/01/23	0.750%(S)	3 Month CDOR(2)(S)	(176,736)	199,252	375,988
CAD	90,600	11/18/23	0.700%(S)	3 Month CDOR(2)(S)	87,103	(305,430)	(392,533)
CAD	23,238	05/22/24	1.980%(S)	3 Month CDOR(2)(S)	—	687,791	687,791
CAD	37,380	06/16/24	0.750%(S)	3 Month CDOR(2)(S)	(196,677)	(238,889)	(42,212)
CAD	10,563	06/15/25	1.094%(S)	3 Month CDOR(2)(S)	3,080	(122,539)	(125,619)
CAD	10,513	06/16/26	0.969%(S)	3 Month CDOR(2)(S)	12,801	(230,357)	(243,158)
CAD	15,190	06/16/26	1.000%(S)	3 Month CDOR(2)(S)	(254,393)	(314,419)	(60,026)
A67

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	31,540	06/16/28	1.000%(S)	3 Month CDOR(1)(S)	$1,088,249	$1,394,528	$306,279
CAD	15,020	06/16/31	1.250%(S)	3 Month CDOR(2)(S)	(917,432)	(990,074)	(72,642)
CAD	2,371	06/16/31	1.344%(S)	3 Month CDOR(2)(S)	5,670	(139,907)	(145,577)
CAD	5,355	09/16/31	2.781%(S)	3 Month CDOR(1)(S)	(738)	13,762	14,500
CHF	11,630	06/16/26	(0.500)%(A)	6 Month CHF LIBOR(1)(S)	68,403	71,258	2,855
CHF	42,210	06/16/28	(0.250)%(A)	6 Month CHF LIBOR(2)(S)	7,646	(162,683)	(170,329)
CNH	11,880	06/16/23	2.750%(Q)	7 Day China Fixing Repo Rates(1)(Q)	(601)	(5,246)	(4,645)
CNH	220,870	11/22/24	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	188,417	188,417
CNH	62,510	01/06/25	2.983%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	104,016	104,016
CNH	15,820	02/04/25	2.605%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(13,365)	(13,365)
CNH	60,260	05/06/25	1.780%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(346,609)	(346,609)
CNH	85,660	07/01/25	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(199,901)	(199,901)
CNH	135,908	07/16/25	2.598%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(111,330)	(111,330)
CNH	135,772	07/20/25	2.568%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(142,084)	(142,084)
CNH	73,730	08/04/25	2.585%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(71,251)	(71,251)
CNH	72,940	09/29/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(40)	(74,548)	(74,508)
CNH	261,710	11/24/25	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	188,159	188,159
CNH	290,590	03/17/26	2.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	76,396	(47,036)	(123,432)
EUR	7,930	06/16/23	(0.500)%(A)	6 Month EURIBOR(1)(S)	7,347	2,418	(4,929)
EUR	13,170	06/17/24	(0.500)%(A)	6 Month EURIBOR(2)(S)	(40,552)	(30,469)	10,083
EUR	3,530	01/15/25	0.080%(A)	6 Month EURIBOR(2)(S)	14,878	82,528	67,650
EUR	4,718	09/21/25	(0.160)%(A)	6 Month EURIBOR(1)(S)	(1,531)	(20,241)	(18,710)
EUR	186,900	06/16/26	(0.500)%(A)	ESTRON(1)(A)	553,181	788,836	235,655
EUR	6,571	06/16/26	(0.438)%(A)	6 Month EURIBOR(1)(S)	(15,799)	57,661	73,460
EUR	45,710	06/16/26	(0.250)%(A)	6 Month EURIBOR(1)(S)	(109,277)	(109,781)	(504)
EUR	39,180	06/16/28	(0.500)%(A)	ESTRON(1)(A)	649,902	721,130	71,228
EUR	16,270	06/16/28	(0.250)%(A)	6 Month EURIBOR(1)(S)	139,970	163,160	23,190
EUR	78,345	05/21/30	0.050%(A)	6 Month EURIBOR(2)(S)	349,880	(1,285,317)	(1,635,197)
EUR	38,970	06/18/30	0.250%(A)	6 Month EURIBOR(1)(S)	(382,204)	200,808	583,012
EUR	56,360	02/12/31	0.500%(A)	6 Month EURIBOR(2)(S)	818,507	216,351	(602,156)
EUR	1,440	06/16/31	(0.219)%(A)	6 Month EURIBOR(1)(S)	(7,573)	54,173	61,746
EUR	19,340	06/16/31	0.000%(A)	6 Month EURIBOR(1)(S)	234,707	223,106	(11,601)
EUR	540	06/16/36	0.000%(A)	6 Month EURIBOR(1)(S)	28,005	34,614	6,609
EUR	40,995	05/21/40	0.260%(A)	6 Month EURIBOR(1)(S)	608,111	2,890,674	2,282,563
EUR	1,640	06/17/41	0.250%(A)	6 Month EURIBOR(1)(S)	55,000	86,865	31,865
EUR	6,800	09/30/50	(0.017)%(A)	6 Month EURIBOR(2)(S)	—	(1,143,464)	(1,143,464)
EUR	6,800	09/30/50	0.122%(A)	6 Month EURIBOR(1)(S)	—	822,826	822,826
EUR	6,840	11/10/50	(0.043)%(A)	6 Month EURIBOR(2)(S)	—	(1,199,108)	(1,199,108)
EUR	6,840	11/10/50	0.022%(A)	6 Month EURIBOR(1)(S)	52,679	1,047,824	995,145
EUR	1,240	06/16/51	0.000%(A)	6 Month EURIBOR(1)(S)	168,963	206,807	37,844
GBP	3,711	06/15/25	0.660%(S)	6 Month GBP LIBOR(1)(S)	(1,326)	18,882	20,208
GBP	31,730	06/16/26	0.000%(A)	1 Day SONIA(2)(A)	(1,086,009)	(1,080,814)	5,195
GBP	4,110	06/16/26	0.250%(S)	6 Month GBP LIBOR(2)(S)	(118,822)	(138,183)	(19,361)
GBP	2,922	06/16/26	0.313%(S)	6 Month GBP LIBOR(1)(S)	(8,812)	85,769	94,581
GBP	4,390	06/16/28	0.500%(S)	6 Month GBP LIBOR(2)(S)	(144,088)	(172,246)	(28,158)
GBP	6,940	06/17/30	0.308%(A)	1 Day SONIA(1)(A)	(70,880)	375,082	445,962
GBP	56,180	01/27/31	0.500%(S)	6 Month GBP LIBOR(1)(S)	1,632,971	3,443,243	1,810,272
GBP	42,300	02/10/31	1.000%(S)	6 Month GBP LIBOR(1)(S)	427,151	1,213,907	786,756
GBP	12,510	02/17/31	0.900%(A)	1 Day SONIA(2)(A)	(39,278)	(215,171)	(175,893)
GBP	2,719	03/18/31	0.594%(S)	6 Month GBP LIBOR(1)(S)	21,295	151,392	130,097
GBP	17,760	03/24/31	1.050%(A)	1 Day SONIA(2)(A)	(83,623)	(139,340)	(55,717)
GBP	41,960	06/16/31	0.250%(A)	1 Day SONIA(1)(A)	2,825,617	3,265,861	440,244
GBP	4,500	06/16/31	0.500%(S)	6 Month GBP LIBOR(1)(S)	304,694	356,738	52,044
GBP	1,344	06/16/31	0.563%(S)	6 Month GBP LIBOR(1)(S)	(14,122)	95,334	109,456
GBP	14,430	02/18/36	1.100%(A)	1 Day SONIA(1)(A)	26,798	156,922	130,124
GBP	11,360	03/24/41	1.100%(A)	1 Day SONIA(1)(A)	96,536	148,190	51,654
GBP	430	06/17/41	0.750%(S)	6 Month GBP LIBOR(2)(S)	(50,071)	(57,061)	(6,990)
A68

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	8,580	03/13/51	1.250%(S)	6 Month GBP LIBOR(1)(S)	$67,168	$204,850	$137,682
GBP	2,270	06/16/51	0.750%(S)	6 Month GBP LIBOR(2)(S)	(351,844)	(411,122)	(59,278)
JPY	4,255,680	06/16/26	0.000%(S)	6 Month JPY LIBOR(1)(S)	34,301	40,331	6,030
JPY	616,734	06/21/26	(0.031)%(S)	6 Month JPY LIBOR(1)(S)	1,457	14,016	12,559
JPY	1,470,100	03/19/30	0.250%(S)	6 Month JPY LIBOR(1)(S)	(42,108)	(17,858)	24,250
JPY	5,689,010	06/16/31	0.000%(S)	6 Month JPY LIBOR(1)(S)	835,928	857,383	21,455
JPY	193,698	09/15/31	0.188%(S)	6 Month JPY LIBOR(1)(S)	(3,425)	(1,239)	2,186
JPY	1,126,600	06/16/51	0.500%(S)	6 Month JPY LIBOR(1)(S)	188,309	208,164	19,855
KRW	36,220,740	06/16/23	1.000%(Q)	3 Month KWCDC(1)(Q)	120,973	91,390	(29,583)
KRW	13,650,390	09/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	14,941	(772,944)	(787,885)
MXN	40,475	06/14/23	4.700%(M)	28 Day Mexican Interbank Rate(1)(M)	20,584	21,072	488
MXN	76,240	06/10/26	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(103,149)	(103,149)
MXN	84,355	06/04/31	6.400%(M)	28 Day Mexican Interbank Rate(1)(M)	13,999	160,648	146,649
NOK	623,300	06/16/26	1.500%(A)	6 Month NIBOR(2)(S)	(49,638)	(57,915)	(8,277)
NOK	34,155	09/15/26	1.563%(A)	6 Month NIBOR(1)(S)	2,603	6,168	3,565
NOK	344,750	10/29/30	1.240%(A)	6 Month NIBOR(1)(S)	972,776	1,858,823	886,047
NOK	38,137	03/18/31	1.469%(A)	6 Month NIBOR(1)(S)	2,211	163,183	160,972
NOK	114,430	06/16/31	2.000%(A)	6 Month NIBOR(1)(S)	(201,940)	(136,370)	65,570
NZD	42,019	06/21/25	1.152%(S)	3 Month BBR(2)(Q)	—	(155,357)	(155,357)
NZD	14,409	06/21/25	1.178%(S)	3 Month BBR(2)(Q)	—	(48,147)	(48,147)
NZD	14,105	06/21/25	1.329%(S)	3 Month BBR(2)(Q)	—	(17,983)	(17,983)
NZD	8,745	03/15/26	0.688%(S)	3 Month BBR(2)(Q)	3,843	(151,933)	(155,776)
NZD	11,331	06/16/26	0.531%(S)	3 Month BBR(2)(Q)	(249,724)	(259,579)	(9,855)
NZD	31,650	06/16/26	1.250%(S)	3 Month BBR(2)(Q)	(30,323)	53,112	83,435
NZD	2,975	03/17/31	1.560%(S)	3 Month BBR(1)(Q)	—	76,227	76,227
NZD	1,510	06/16/31	1.932%(S)	3 Month BBR(1)(Q)	—	8,880	8,880
NZD	1,505	06/16/31	1.955%(S)	3 Month BBR(1)(Q)	—	6,646	6,646
NZD	2,885	06/16/31	1.957%(S)	3 Month BBR(1)(Q)	—	12,270	12,270
NZD	1,505	06/16/31	1.958%(S)	3 Month BBR(1)(Q)	—	6,352	6,352
NZD	2,905	06/16/31	1.959%(S)	3 Month BBR(1)(Q)	—	11,977	11,977
NZD	1,505	06/16/31	1.961%(S)	3 Month BBR(1)(Q)	—	6,009	6,009
NZD	2,685	09/15/31	2.031%(S)	3 Month BBR(2)(Q)	5,843	(10,797)	(16,640)
PLN	71,600	12/16/21	0.250%(A)	3 Month WIBOR(1)(Q)	(2,024)	(26,957)	(24,933)
PLN	10,260	06/16/23	0.345%(A)	6 Month WIBOR(2)(S)	1,172	(12,977)	(14,149)
PLN	14,390	12/16/25	0.750%(A)	6 Month WIBOR(2)(S)	(2,745)	(73,992)	(71,247)
PLN	46,324	06/16/31	1.810%(A)	6 Month WIBOR(2)(S)	45,819	(115,690)	(161,509)
SEK	48,824	09/21/25	0.340%(A)	3 Month STIBOR(1)(Q)	587	8,786	8,199
SEK	33,425	06/16/26	0.156%(A)	3 Month STIBOR(1)(Q)	(7,424)	39,276	46,700
SEK	783,980	06/16/26	0.500%(A)	3 Month STIBOR(2)(Q)	585,655	626,607	40,952
SEK	48,670	06/18/30	0.750%(A)	3 Month STIBOR(1)(Q)	(49,560)	111,546	161,106
SEK	15,571	09/15/31	0.844%(A)	3 Month STIBOR(1)(Q)	(7,443)	2,189	9,632
THB	175,760	12/16/25	0.750%(S)	6 Month BIBOR(2)(S)	(2,295)	(81,771)	(79,476)
	508,000	03/03/23	0.275%(S)	3 Month LIBOR(1)(Q)	102,469	292,934	190,465
	32,500	06/16/24	0.250%(S)	3 Month LIBOR(1)(Q)	246,875	335,675	88,800
	63,320	07/25/24	—(3)	—(3)	18,884	11,528	(7,356)
	37,560	11/10/24	—(4)	—(4)	32	5,726	5,694
	27,010	03/11/26	1.598%(S)	3 Month LIBOR(1)(Q)	54,104	129,997	75,893
	78,450	06/16/26	0.500%(S)	3 Month LIBOR(2)(Q)	(1,946,605)	(2,450,132)	(503,527)
	5,976	06/21/26	0.906%(S)	3 Month LIBOR(2)(Q)	10,243	(137,805)	(148,048)
	8,157	09/15/26	1.125%(S)	3 Month LIBOR(2)(Q)	721	(46,772)	(47,493)
	11,000	02/03/31	1.500%(S)	3 Month LIBOR(1)(Q)	292,795	525,258	232,463
	20,360	02/25/31	2.209%(S)	3 Month LIBOR(2)(Q)	(60,664)	(323,037)	(262,373)
	38,690	03/10/31	2.378%(S)	3 Month LIBOR(2)(Q)	(183,288)	(324,684)	(141,396)
	23,940	06/16/31	0.750%(S)	3 Month LIBOR(1)(Q)	2,337,330	2,427,449	90,119
	1,875	09/15/31	1.625%(S)	3 Month LIBOR(2)(Q)	(7,486)	(46,692)	(39,206)
	25,050	02/25/36	2.431%(S)	3 Month LIBOR(1)(Q)	29,566	263,036	233,470
	30,520	03/10/36	2.503%(S)	3 Month LIBOR(1)(Q)	154,971	233,450	78,479
A69

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	12,810	02/10/51	2.000%(S)	3 Month LIBOR(2)(Q)	$(681,267)	$(867,272)	$(186,005)
ZAR	29,720	06/17/26	6.250%(Q)	3 Month JIBAR(2)(Q)	2,212	4,435	2,223
					$3,182,429	$418,726	$(2,763,703)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	28,380	12/16/25	2.390%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(71,526)	$—	$(71,526)	Citibank, N.A.
CNH	22,184	12/16/25	2.632%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(19,560)	—	(19,560)	JPMorgan Chase Bank, N.A.
CNH	21,665	12/16/25	2.670%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(13,443)	—	(13,443)	Barclays Bank PLC
CNH	135,747	12/16/25	2.770%(Q)	7 Day China Fixing Repo Rates(2)(Q)	7,876	—	7,876	Citibank, N.A.
CNH	19,715	12/16/25	2.770%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,144	—	1,144	JPMorgan Chase Bank, N.A.
CNH	609,211	12/16/25	2.787%(Q)	7 Day China Fixing Repo Rates(2)(Q)	105,614	—	105,614	JPMorgan Chase Bank, N.A.
CNH	36,268	03/17/26	2.624%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(38,312)	—	(38,312)	Bank of America, N.A.
CNH	31,799	03/17/26	2.785%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,958	—	2,958	Bank of America, N.A.
CNH	92,551	03/17/26	2.930%(Q)	7 Day China Fixing Repo Rates(2)(Q)	104,116	—	104,116	JPMorgan Chase Bank, N.A.
CNH	63,869	06/16/26	2.798%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(713)	—	(713)	Citibank, N.A.
					$78,154	$—	$78,154

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.00 bps monthly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 3 Month SOFR plus 24.125 bps monthly and receives the floating rate of 3 Month LIBOR quarterly.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A70